UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-21732
MGI FUNDS
(Exact Name of Registrant as Specified in Charter)
99 High Street
Boston, MA 02110
(Address of Principal Executive Offices)(Zip Code)
Scott M. Zoltowski, Esq.
Mercer Global Investments, Inc.
99 High Street
Boston, MA 02110
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
(617) 747-9500
Date of Fiscal Year End: March 31, 2010
Date of Reporting Period: September 30, 2009

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.

MGI FundsTM
Semi-Annual Report
MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

This report has been prepared for MGI Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current MGI Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2009

MGI FUNDS

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.9%

	Aerospace & Defense — 1.8%

5,500	BE Aerospace, Inc.*	110,770
25,400	Goodrich Corp.	1,380,236
1,376	Lockheed Martin Corp.	107,438
4,500	Raytheon Co.	215,865
11,200	Rockwell Collins, Inc.	568,960
8,800	TransDigm Group, Inc.*	438,328
55,600	United Technologies Corp.	3,387,708

		6,209,305

	Agriculture — 3.0%

62,900	Altria Group, Inc.	1,120,249
32,900	Archer-Daniels-Midland Co.	961,338
8,100	Lorillard, Inc.	601,830
74,700	Monsanto Co.	5,781,780
45,700	Philip Morris International, Inc.	2,227,418

		10,692,615

	Airlines — 0.1%

2,800	Continental Airlines, Inc. Class B*	46,032
1,500	Copa Holdings SA Class A	66,735
14,900	Delta Air Lines, Inc.*	133,504

		246,271

	Apparel — 0.6%

33,620	NIKE, Inc. Class B	2,175,214

	Auto Manufacturers — 0.0%

700	PACCAR, Inc.	26,397

	Auto Parts & Equipment — 0.1%

1,600	BorgWarner, Inc.	48,416
10,900	Goodyear Tire & Rubber Co. (The)*	185,627

		234,043

	Banks — 0.3%

11,300	Bank of New York Mellon Corp. (The)	327,587
1,300	Commerce Bancshares, Inc.	48,412
1,100	Northern Trust Corp.	63,976
10,300	State Street Corp.	541,780
5,300	Wells Fargo & Co.	149,354

		1,131,109

	Beverages — 2.3%

125	Brown-Forman Corp. Class B	6,028

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Beverages — continued

67,376	Coca-Cola Co. (The)	3,618,091
51,000	Coca-Cola Enterprises, Inc.	1,091,910
3,300	Green Mountain Coffee Roasters, Inc.*	243,672
6,800	Hansen Natural Corp.*	249,832
9,100	Pepsi Bottling Group, Inc.	331,604
47,408	PepsiCo, Inc.	2,780,953

		8,322,090

	Biotechnology — 2.4%

18,300	Amgen, Inc.*	1,102,209
10,200	Biogen Idec, Inc.*	515,304
3,808	Celgene Corp.*	212,867
4,500	Dendreon Corp.*	125,955
71,200	Genzyme Corp.*	4,039,176
55,911	Illumina, Inc.*	2,376,218
700	Life Technologies Corp.*	32,585
1,900	Myriad Genetics, Inc.*	52,060
4,300	Vertex Pharmaceuticals, Inc.*	162,970

		8,619,344

	Building Materials — 0.1%

10,300	Eagle Materials, Inc.	294,374
4,900	Lennox International, Inc.	176,988

		471,362

	Chemicals — 0.9%

900	Air Products & Chemicals, Inc.	69,822
39,800	Ecolab, Inc.	1,839,954
1,900	International Flavors & Fragrances, Inc.	72,067
5,700	Intrepid Potash, Inc.*	134,463
500	Lubrizol Corp.	35,730
1,000	Mosaic Co. (The)	48,070
2,200	Praxair, Inc.	179,718
9,300	Sherwin-Williams Co. (The)	559,488
2,300	Terra Industries, Inc.	79,741

		3,019,053

	Coal — 0.4%

7,100	Alpha Natural Resources, Inc.*	249,210
1,200	Consol Energy, Inc.	54,132
1,500	Massey Energy Co.	41,835
25,100	Peabody Energy Corp.	934,222
1,900	Walter Energy, Inc.	114,114

		1,393,513

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — 4.3%

1,200	Apollo Group, Inc. Class A*	88,404
3,400	Brink’s Home Security Holdings, Inc.*	104,686
1,200	Career Education Corp.*	29,256
7,500	H&R Block, Inc.	137,850
72,899	Iron Mountain, Inc.*	1,943,487
400	ITT Educational Services, Inc.*	44,164
1,900	Lender Processing Services, Inc.	72,523
17,700	Mastercard, Inc. Class A	3,578,055
2,500	Monster Worldwide, Inc.*	43,700
3,400	Moody’s Corp.	69,564
31,100	SAIC, Inc.*	545,494
17,900	Total System Services, Inc.	288,369
118,310	Visa, Inc. Class A	8,176,404
2,100	Western Union Co. (The)	39,732

		15,161,688

	Computers — 10.3%

45,900	Accenture Plc	1,710,693
2,400	Affiliated Computer Services, Inc. Class A*	130,008
70,241	Apple, Inc.*	13,020,574
7,200	Cadence Design Systems, Inc.*	52,848
133,400	Cognizant Technology Solutions Corp. Class A*	5,157,244
18,792	EMC Corp.*	320,216
1,400	Factset Research Systems, Inc.	92,736
163,901	Hewlett-Packard Co.	7,737,766
59,640	International Business Machines Corp.	7,133,541
4,600	Micros Systems, Inc.*	138,874
5,300	NetApp, Inc.*	141,404
7,200	SanDisk Corp.*	156,240
4,000	Seagate Technology	60,840
21,500	Synopsys, Inc.*	482,030
2,800	Teradata Corp.*	77,056
5,000	Western Digital Corp.*	182,650

		36,594,720

	Cosmetics & Personal Care — 1.2%

2,000	Alberto-Culver Co.	55,360
17,484	Colgate-Palmolive Co.	1,333,679
51,854	Procter & Gamble Co.	3,003,384

		4,392,423

	Distribution & Wholesale — 0.7%

42,350	Fastenal Co.	1,638,945
7,900	WW Grainger, Inc.	705,944

		2,344,889

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — 5.3%

900	Affiliated Managers Group, Inc.*	58,509
3,700	AmeriCredit Corp.*	58,423
182,413	Charles Schwab Corp. (The)	3,493,209
7,100	CME Group, Inc.	2,188,149
6,200	Federated Investors, Inc. Class B	163,494
18,900	Goldman Sachs Group, Inc.	3,484,215
4,700	Greenhill & Co., Inc.	421,026
44,200	IntercontinentalExchange, Inc.*	4,295,798
2,200	Jefferies Group, Inc.*	59,906
77,500	JPMorgan Chase & Co.	3,396,050
2,400	Lazard, Ltd. Class A	99,144
3,800	Morgan Stanley	117,344
11,200	Nasdaq OMX Group (The), Inc.*	235,760
14,900	NYSE Euronext	430,461
10,800	SLM Corp.*	94,176
12,500	Waddell & Reed Financial, Inc. Class A	355,625

		18,951,289

	Electric — 0.5%

2,700	AES Corp. (The)*	40,014
6,400	Calpine Corp.*	73,728
6,000	Constellation Energy Group, Inc.	194,220
3,800	DPL, Inc.	99,180
15,100	FPL Group, Inc.	833,973
6,300	ITC Holdings Corp.	286,335
25,800	NV Energy, Inc.	299,022

		1,826,472

	Electrical Components & Equipment — 0.0%

1,600	Emerson Electric Co.	64,128
600	Energizer Holdings, Inc.*	39,804
200	Hubbell, Inc.	8,400

		112,332

	Electronics — 0.5%

2,600	Avnet, Inc.*	67,522
8,400	Dolby Laboratories, Inc. Class A*	320,796
43,400	FLIR Systems, Inc.*	1,213,898
1,600	Garmin, Ltd.	60,384

		1,662,600

	Energy-Alternate Sources — 0.4%

9,800	First Solar, Inc.*	1,498,028
1,600	Sunpower Corp. Class A*	47,824

		1,545,852

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 0.5%

52,900	Aecom Technology Corp.*	1,435,706
700	Fluor Corp.	35,595
1,200	Jacobs Engineering Group, Inc.*	55,140
1,800	McDermott International, Inc.*	45,486
7,000	Shaw Group, Inc.*	224,630
2,500	URS Corp.*	109,125

		1,905,682

	Entertainment — 0.3%

42,600	International Game Technology	915,048
5,500	Regal Entertainment Group Class A	67,760

		982,808

	Environmental Control — 0.1%

2,500	Stericycle, Inc.*	121,125
1,800	Waste Management, Inc.	53,676

		174,801

	Food — 0.6%

12,700	Dean Foods Co.*	225,933
13,200	Hershey Co. (The)	512,952
2,500	HJ Heinz Co.	99,375
1,300	Hormel Foods Corp.	46,176
4,410	Kellogg Co.	217,104
1,000	Kroger Co. (The)	20,640
23,500	Sysco Corp.	583,975
12,500	Whole Foods Market, Inc.*	381,125

		2,087,280

	Health Care - Products — 5.6%

68,522	Baxter International, Inc.	3,906,439
4,664	Becton Dickinson and Co.	325,314
5,500	CR Bard, Inc.	432,355
3,000	Edwards Lifesciences Corp.*	209,730
1,500	Gen-Probe, Inc.*	62,160
4,400	Hologic, Inc.*	71,896
15,900	Intuitive Surgical, Inc.*	4,169,775
8,600	Inverness Medical Innovations, Inc.*	333,078
46,870	Johnson & Johnson	2,853,915
800	Kinetic Concepts, Inc.*	29,584
76,500	Mindray Medical International, Ltd. Class A, ADR	2,496,960
12,700	Resmed, Inc.*	574,040
35,300	St Jude Medical, Inc.*	1,377,053
28,600	Stryker Corp.	1,299,298
42,300	Varian Medical Systems, Inc.*	1,782,099

		19,923,696

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — 0.5%

900	Aetna, Inc.	25,047
1,400	Coventry Health Care, Inc.*	27,944
4,600	DaVita, Inc.*	260,544
4,600	Humana, Inc.*	171,580
1,700	Laboratory Corp. of America Holdings*	111,690
12,500	Quest Diagnostics, Inc.	652,375
7,800	WellPoint, Inc.*	369,408

		1,618,588

	Home Builders — 0.0%

300	KB Home	4,983
3,275	Pulte Homes, Inc.	35,992

		40,975

	Household Products & Wares — 0.6%

16,000	Clorox Co.	941,120
19,384	Kimberly-Clark Corp.	1,143,268
4,200	Scotts Miracle-Gro Co. (The) Class A	180,390

		2,264,778

	Housewares — 0.0%

1,800	Toro Co.	71,586

	Insurance — 0.5%

1,300	American International Group, Inc.*	57,343
4,200	Axis Capital Holdings, Ltd.	126,756
12,500	Brown & Brown, Inc.	239,500
2,500	Endurance Specialty Holdings, Ltd.	91,175
3,000	Erie Indemnity Co. Class A	112,380
2,400	Fidelity National Financial, Inc. Class A	36,192
14,700	Genworth Financial, Inc. Class A	175,665
3,900	Lincoln National Corp.	101,049
5,600	Principal Financial Group, Inc.	153,384
4,100	Prudential Financial, Inc.	204,631
10,400	WR Berkley Corp.	262,912

		1,560,987

	Internet — 8.3%

18,800	Akamai Technologies, Inc.*	369,984
56,084	Amazon.Com, Inc.*	5,236,002
7,300	Baidu, Inc./China, Sponsored ADR*	2,854,665
1,300	eBay, Inc.*	30,693
27,200	Equinix, Inc.*	2,502,400
8,200	Expedia, Inc.*	196,390
1,700	F5 Networks, Inc.*	67,371
23,440	Google, Inc. Class A*	11,622,724

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Internet — continued

2,400	HLTH Corp.*	35,064
11,300	IAC/InterActiveCorp*	228,147
30,600	McAfee, Inc.*	1,339,974
1,200	NetFlix, Inc.*	55,404
25,600	priceline.com, Inc.*	4,244,992
4,100	Symantec Corp.*	67,527
2,300	VeriSign, Inc.*	54,487
31,100	Yahoo!, Inc.*	553,891

		29,459,715

	Iron & Steel — 0.0%

200	Cliffs Natural Resources, Inc.	6,472
700	Schnitzer Steel Industries, Inc. Class A	37,275

		43,747

	Leisure Time — 0.5%

45,072	Carnival Corp.	1,499,996
6,200	WMS Industries, Inc.*	276,272

		1,776,268

	Lodging — 0.6%

104,089	Las Vegas Sands Corp.*	1,752,859
6,435	Marriott International, Inc. Class A	177,541
12,800	MGM Mirage*	154,112

		2,084,512

	Machinery - Diversified — 0.1%

9,600	Deere & Co.	412,032
200	Rockwell Automation, Inc.	8,520

		420,552

	Media — 0.4%

35,600	Comcast Corp. Class A	601,284
20,200	DIRECTV Group (The), Inc.*	557,116
11,800	Discovery Communications, Inc.*	307,154
2,700	McGraw-Hill Cos. (The), Inc.	67,878

		1,533,432

	Metal Fabricate & Hardware — 0.0%

700	Precision Castparts Corp.	71,309

	Mining — 0.4%
3,000	Freeport-McMoran Copper & Gold, Inc. Class B	205,830
13,200	Newmont Mining Corp.	581,064
1,200	Royal Gold, Inc.	54,720

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Mining — continued

16,400	Southern Copper Corp.	503,316

		1,344,930

	Miscellaneous - Manufacturing — 1.1%

6,300	3M Co.	464,940
3,300	Brink’s Co. (The)	88,803
50,100	Danaher Corp.	3,372,732
700	Dover Corp.	27,132
2,600	Honeywell International, Inc.	96,590

		4,050,197

	Oil & Gas — 4.6%

19,500	EQT Corp.	830,700
45,382	Exxon Mobil Corp.	3,113,659
18,100	Frontier Oil Corp.	251,952
44,500	PetroHawk Energy Corp.*	1,077,345
31,400	Petroleo Brasileiro SA, ADR	1,441,260
1,200	Plains Exploration & Production Co.*	33,192
4,400	Quicksilver Resources, Inc.*	62,436
3,700	Range Resources Corp.	182,632
93,200	Southwestern Energy Co.*	3,977,776
81,128	Suncor Energy, Inc.	2,803,784
7,200	Tesoro Corp.	107,856
110,900	Weatherford International, Ltd.*	2,298,957

		16,181,549

	Oil & Gas Services — 3.6%

89,700	FMC Technologies, Inc.*	4,685,928
95,000	National Oilwell Varco, Inc.*	4,097,350
1,900	Oceaneering International, Inc.*	107,825
64,500	Schlumberger, Ltd.	3,844,200

		12,735,303

	Packaging & Containers — 0.3%

12,900	Ball Corp.	634,680
18,600	Crown Holdings, Inc.*	505,920
1,000	Owens-Illinois, Inc.*	36,900

		1,177,500

	Pharmaceuticals — 8.2%

64,380	Abbott Laboratories	3,184,879
67,800	Allergan, Inc.	3,848,328
21,700	AmerisourceBergen Corp.	485,646
124,400	Bristol-Myers Squibb Co.	2,801,488
2,800	Cephalon, Inc.*	163,072
76,000	Gilead Sciences, Inc.*	3,540,080

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals — continued

108,300	Medco Health Solutions, Inc.*	5,990,073
27,800	Merck & Co., Inc.	879,314
49,800	Mylan, Inc.*	797,298
1,200	NBTY, Inc.*	47,496
70,800	Schering-Plough Corp.	2,000,100
10,600	Sepracor, Inc.*	242,740
68,310	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,453,753
38,700	Wyeth	1,880,046

		29,314,313

	Real Estate — 0.0%

10,600	CB Richard Ellis Group, Inc. Class A*	124,444

	REITS — 0.0%

500	Digital Realty Trust, Inc. REIT	22,855
1,100	Public Storage REIT	82,764

		105,619

	Retail — 8.8%

3,600	Abercrombie & Fitch Co. Class A	118,368
5,600	Advance Auto Parts, Inc.	219,968
1,000	Aeropostale, Inc.*	43,470
30,600	American Eagle Outfitters, Inc.	515,916
8,880	AutoZone, Inc.*	1,298,434
10,000	Bed Bath & Beyond, Inc.*	375,400
53,400	Best Buy Co., Inc.	2,003,568
2,100	Brinker International, Inc.*	33,033
27,100	Carmax, Inc.*	566,390
14,600	Chico’s FAS, Inc.*	189,800
6,800	Chipotle Mexican Grill, Inc. Class A*	659,940
75,678	CVS Caremark Corp.	2,704,732
19,400	Darden Restaurants, Inc.	662,122
18,900	Dick’s Sporting Goods, Inc.*	423,360
700	Family Dollar Stores, Inc.	18,480
2,900	Gap (The), Inc.	62,060
19,300	Home Depot, Inc.	514,152
54,600	Kohl’s Corp.*	3,114,930
10,600	Lowe’s Cos., Inc.	221,964
47,484	McDonald’s Corp.	2,709,912
1,900	Nordstrom, Inc.	58,026
75,700	O’Reilly Automotive, Inc.*	2,735,798
7,900	Office Depot, Inc.*	52,298
1,100	Petsmart, Inc.	23,925
5,600	Ross Stores, Inc.	267,512
56,780	Staples, Inc.	1,318,431
109,700	Starbucks Corp.*	2,265,305
29,200	Target Corp.	1,363,056

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

111,800	Wal-Mart Stores, Inc.	5,488,262
4,000	Walgreen Co.	149,880
43,100	Wendy’s/Arby’s Group, Inc.	203,863
5,200	Williams-Sonoma, Inc.	105,196
27,900	Yum! Brands, Inc.	941,904

		31,429,455

	Savings & Loans — 0.0%

1,300	Hudson City Bancorp, Inc.	17,095

	Semiconductors — 2.4%

6,700	Advanced Micro Devices, Inc.*	37,922
5,800	Altera Corp.	118,958
57,000	Broadcom Corp. Class A*	1,749,330
7,900	Cree, Inc.*	290,325
33,800	Cypress Semiconductor Corp.*	349,154
63,100	Intel Corp.	1,234,867
3,300	International Rectifier Corp.*	64,317
700	Lam Research Corp.*	23,912
41,700	Linear Technology Corp.	1,152,171
85,837	Marvell Technology Group, Ltd.*	1,389,701
7,900	MEMC Electronic Materials, Inc.*	131,377
21,200	Micron Technology, Inc.*	173,840
9,300	Novellus Systems, Inc.*	195,114
66,400	Nvidia Corp.*	997,992
3,600	Rambus, Inc.*	62,640
8,900	Rovi Corp.*	299,040
5,500	Teradyne, Inc.*	50,875
2,100	Texas Instruments, Inc.	49,749
5,400	Xilinx, Inc.	126,468

		8,497,752

	Software — 7.2%

45,600	Adobe Systems, Inc.*	1,506,624
5,900	Allscripts-Misys Healthcare Solutions, Inc.*	119,593
55,200	Automatic Data Processing, Inc.	2,169,360
38,300	BMC Software, Inc.*	1,437,399
18,800	Broadridge Financial Solutions, Inc.	377,880
1,800	CA, Inc.	39,582
4,900	Cerner Corp.*	366,520
4,800	Citrix Systems, Inc.*	188,304
1,200	Dun & Bradstreet Corp.	90,384
4,400	Fidelity National Information Services, Inc.	112,244
2,700	Fiserv, Inc.*	130,140
31,100	Intuit, Inc.*	886,350
12,400	Metavante Technologies, Inc.*	427,552
284,157	Microsoft Corp.	7,356,825

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Software — continued

3,800	Nuance Communications, Inc.*	56,848
254,200	Oracle Corp.	5,297,528
13,300	Paychex, Inc.	386,365
900	Red Hat, Inc.*	24,876
52,300	Salesforce.com, Inc.*	2,977,439
14,900	Sybase, Inc.*	579,610
28,100	VMware, Inc. Class A*	1,128,777

		25,660,200

	Telecommunications — 6.6%

56,000	America Movil SA de CV Series L, ADR	2,454,480
39,400	American Tower Corp. Class A*	1,434,160
317,088	Cisco Systems, Inc.*	7,464,252
29,500	Corning, Inc.	451,645
56,900	Juniper Networks, Inc.*	1,537,438
300	MetroPCS Communications, Inc.*	2,808
4,900	Motorola, Inc.	42,091
7,500	NeuStar, Inc. Class A*	169,500
215,200	Qualcomm, Inc.	9,679,696
1,100	SBA Communications Corp.*	29,733
2,500	tw telecom, Inc. Class A*	33,625

		23,299,428

	Textiles — 0.0%

2,900	Cintas Corp.	87,899

	Toys, Games & Hobbies — 0.0%

2,700	Mattel, Inc.	49,842

	Transportation — 1.9%

22,800	CH Robinson Worldwide, Inc.	1,316,700
31,200	Expeditors International Washington, Inc.	1,096,680
75,100	Union Pacific Corp.	4,382,085
1,300	United Parcel Service, Inc. Class B	73,411

		6,868,876

	TOTAL COMMON STOCKS (COST $311,522,077)	352,097,699

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.0%

	Bank Deposits — 1.0%

3,451,023	Euro Time Deposit, 0.01%, due 10/01/09	3,451,023

	TOTAL SHORT-TERM INVESTMENTS (COST $3,451,023)	3,451,023

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)

	TOTAL INVESTMENTS — 99.9% (Cost $314,973,100)	355,548,722

	Other Assets and Liabilities (net) — 0.1%	522,822

	NET ASSETS — 100.0%	$356,071,544

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.9%

	Advertising — 0.3%

25,655	Omnicom Group	947,696

	Aerospace & Defense — 4.2%

22,831	General Dynamics Corp.	1,474,882
31,322	Lockheed Martin Corp.	2,445,622
42,604	Northrop Grumman Corp.	2,204,757
51,298	Raytheon Co.	2,460,765
100,876	United Technologies Corp.	6,146,375

		14,732,401

	Agriculture — 1.4%

87,796	Archer-Daniels-Midland Co.	2,565,399
45,575	Philip Morris International, Inc.	2,221,326

		4,786,725

	Apparel — 0.6%

27,388	NIKE, Inc. Class B	1,772,004
6,599	VF Corp.	477,965

		2,249,969

	Auto Parts & Equipment — 0.1%

25,000	TRW Automotive Holdings Corp.*	418,750

	Banks — 7.2%

575,583	Bank of America Corp.	9,738,864
37,665	BB&T Corp.	1,025,995
50,787	Capital One Financial Corp.	1,814,619
50,200	Comerica, Inc.	1,489,434
5,200	Commerce Bancshares, Inc.	193,648
60,041	Fifth Third Bancorp	608,215
6,800	Marshall & Ilsley Corp.	54,876
26,029	Northern Trust Corp.	1,513,847
93,448	US Bancorp	2,042,773
237,403	Wells Fargo & Co.	6,690,017

		25,172,288

	Beverages — 0.4%

22,804	PepsiCo, Inc.	1,337,683

	Biotechnology — 0.3%

16,832	Amgen, Inc.*	1,013,791
2,000	Talecris Biotherapeutics Holdings Corp.*	38,000

		1,051,791

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 1.2%

12,602	Air Products & Chemicals, Inc.	977,663
17,150	Ashland, Inc.	741,223
200	Cabot Corp.	4,622
26,600	Lubrizol Corp.	1,900,836
10,870	Mosaic Co. (The)	522,521

		4,146,865

	Coal — 0.2%

18,613	Peabody Energy Corp.	692,776

	Commercial Services — 2.6%

9,200	Apollo Group, Inc. Class A*	677,764
55,565	Equifax, Inc.	1,619,164
28,105	Hewitt Associates, Inc. Class A*	1,023,865
5,751	Mastercard, Inc. Class A	1,162,565
45,185	McKesson Corp.	2,690,767
7,300	Rent-A-Center, Inc.*	137,824
12,100	Robert Half International, Inc.	302,742
31,070	SEI Investments Co.	611,457
51,290	Western Union Co. (The)	970,407

		9,196,555

	Computers — 3.6%

94,940	EMC Corp.*	1,617,778
122,134	Hewlett-Packard Co.	5,765,946
43,290	International Business Machines Corp.	5,177,917

		12,561,641

	Diversified Financial Services — 8.6%

4,400	Affiliated Managers Group, Inc.*	286,044
60,307	American Express Co.	2,044,407
84,770	Discover Financial Services	1,375,817
15,400	Federated Investors, Inc. Class B	406,098
35,088	Franklin Resources, Inc.	3,529,853
40,821	Goldman Sachs Group, Inc.	7,525,352
318,028	JPMorgan Chase & Co.	13,935,987
94,260	SLM Corp.*	821,947
11,700	Waddell & Reed Financial, Inc. Class A	332,865

		30,258,370

	Electric — 4.3%

42,510	Allegheny Energy, Inc.	1,127,365
18,200	Alliant Energy Corp.	506,870
70,700	Ameren Corp.	1,787,296
25,203	American Electric Power Co., Inc.	781,041
101,120	Edison International	3,395,610

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Electric — continued

25,341	FirstEnergy Corp.	1,158,590
36,500	Great Plains Energy, Inc.	655,175
7,400	IDACORP, Inc.	213,046
46,100	Mirant Corp.*	757,423
52,300	NV Energy, Inc.	606,157
54,284	PG&E Corp.	2,197,959
56,707	Public Service Enterprise Group, Inc.	1,782,868

		14,969,400

	Electrical Components & Equipment — 0.2%

19,286	Emerson Electric Co.	772,983

	Electronics — 0.3%

21,500	Avnet, Inc.*	558,355
14,414	Thermo Fisher Scientific, Inc.*	629,459

		1,187,814

	Engineering & Construction — 0.2%

26,800	Shaw Group, Inc.*	860,012

	Environmental Control — 0.5%

59,245	Waste Management, Inc.	1,766,686

	Food — 0.6%

4,700	Fresh Del Monte Produce, Inc.*	106,267
49,135	Nestle SA, Sponsored ADR	2,097,573

		2,203,840

	Gas — 0.3%

35,100	Southern Union Co.	729,729
7,000	UGI Corp.	175,420

		905,149

	Health Care - Products — 3.4%

4,400	American Medical Systems Holdings, Inc.*	74,448
92,411	Boston Scientific Corp.*	978,632
11,675	CareFusion Corp.*	254,515
83,403	Covidien Plc	3,608,014
74,050	Johnson & Johnson	4,508,905
71,860	Medtronic, Inc.	2,644,448

		12,068,962

	Health Care - Services — 1.1%

25,698	Aetna, Inc.	715,175
29,475	DaVita, Inc.*	1,669,464
22,105	Lincare Holdings, Inc.*	690,781

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Health Care - Services — continued

25,463	UnitedHealth Group, Inc.	637,594

		3,713,014

	Household Products & Wares — 1.1%

24,735	Clorox Co.	1,454,913
41,000	Kimberly-Clark Corp.	2,418,180

		3,873,093

	Insurance — 8.2%

52,663	ACE, Ltd.*	2,815,364
8,699	Allied World Assurance Co. Holdings, Ltd.	416,943
10,800	Allstate Corp. (The)	330,696
13,600	American Financial Group, Inc.	346,800
16,820	Arch Capital Group, Ltd.*	1,136,023
17,200	Aspen Insurance Holdings, Ltd.	455,284
3,300	Assurant, Inc.	105,798
30,100	Axis Capital Holdings, Ltd.	908,418
1,052	Berkshire Hathaway, Inc. Class B*	3,495,796
33,100	Chubb Corp.	1,668,571
4,200	Endurance Specialty Holdings, Ltd.	153,174
5,200	Everest Re Group, Ltd.	456,040
45,100	Genworth Financial, Inc. Class A	538,945
42,554	Lincoln National Corp.	1,102,574
39,125	Loews Corp.	1,340,031
49,582	Metlife, Inc.	1,887,587
2,900	Platinum Underwriters Holdings, Ltd.	103,936
67,862	Prudential Financial, Inc.	3,386,993
26,895	Reinsurance Group of America, Inc.	1,199,517
101,758	Travelers Cos., Inc. (The)	5,009,546
75,100	Unum Group	1,610,144
1,090	White Mountains Insurance Group, Ltd.	334,641

		28,802,821

	Internet — 0.6%

68,235	eBay, Inc.*	1,611,028
36,125	Symantec Corp.*	594,979

		2,206,007

	Iron & Steel — 0.9%

24,510	Allegheny Technologies, Inc.	857,605
19,802	Nucor Corp.	930,892
29,070	Reliance Steel & Aluminum Co.	1,237,219

		3,025,716

	Leisure Time — 0.2%

26,767	Carnival Corp.	890,806

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — 0.2%

16,802	Deere & Co.	721,142

	Media — 2.7%

72,525	Comcast Corp. Class A	1,224,947
10,500	DISH Network Corp. Class A*	202,230
51,985	Liberty Media Corp. — Entertainment*	1,617,253
50,400	McGraw-Hill Cos. (The), Inc.	1,267,056
156,112	Time Warner, Inc.	4,492,904
22,578	Walt Disney Co. (The)	619,992

		9,424,382

	Metal Fabricate & Hardware — 0.4%

24,100	Commercial Metals Co.	431,390
8,460	Precision Castparts Corp.	861,820

		1,293,210

	Mining — 0.9%

21,323	BHP Billiton, Ltd., Sponsored ADR	1,407,531
8,100	Compass Minerals International, Inc.	499,122
20,770	Freeport-McMoran Copper & Gold, Inc. Class B	1,425,030

		3,331,683

	Miscellaneous - Manufacturing — 2.7%

13,200	3M Co.	974,160
83,305	General Electric Co.	1,367,868
42,840	Honeywell International, Inc.	1,591,506
24,600	ITT Corp.	1,282,890
34,200	Leggett & Platt, Inc.	663,480
9,230	Siemens AG, Sponsored ADR	858,021
14,100	Trinity Industries, Inc.	242,379
74,700	Tyco International, Ltd.	2,575,656

		9,555,960

	Oil & Gas — 16.1%

102,678	Anadarko Petroleum Corp.	6,440,991
14,554	Apache Corp.	1,336,494
13,290	Canadian Natural Resources, Ltd.	892,955
105,442	Chevron Corp.	7,426,280
20,840	Devon Energy Corp.	1,403,157
8,623	Diamond Offshore Drilling, Inc.	823,669
6,500	Encore Acquisition Co.*	243,100
20,220	EOG Resources, Inc.	1,688,572
230,084	Exxon Mobil Corp.	15,786,063
24,400	Frontier Oil Corp.	339,648
42,082	Hess Corp.	2,249,704
42,499	Noble Corp.	1,613,262

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued

17,145	Noble Energy, Inc.	1,130,884
88,907	Occidental Petroleum Corp.	6,970,309
19,650	PetroHawk Energy Corp.*	475,726
16,700	Tesoro Corp.	250,166
71,500	Total SA, Sponsored ADR	4,237,090
15,314	Transocean, Inc.*	1,309,806
12,435	Ultra Petroleum Corp.*	608,818
5,900	Unit Corp.*	243,375
4,200	World Fuel Services Corp.	201,894
19,518	XTO Energy, Inc.	806,484

		56,478,447

	Oil & Gas Services — 0.3%

28,600	Helix Energy Solutions Group, Inc.*	428,428
7,100	Oil States International, Inc.*	249,423
3,000	SEACOR Holdings, Inc.*	244,890

		922,741

	Packaging & Containers — 0.0%

2,400	Rock-Tenn Co. Class A	113,064

	Pharmaceuticals — 4.4%

52,094	Abbott Laboratories	2,577,090
42,005	Bristol-Myers Squibb Co.	945,953
23,350	Cardinal Health, Inc.	625,780
3,699	Eli Lilly & Co.	122,178
64,285	Forest Laboratories, Inc.*	1,892,550
6,800	Herbalife, Ltd.	222,632
69,539	Merck & Co., Inc.	2,199,519
44,400	Omnicare, Inc.	999,888
297,916	Pfizer, Inc.	4,930,510
37,525	Schering-Plough Corp.	1,060,081

		15,576,181

	Real Estate — 0.3%

50,755	Brookfield Asset Management, Inc. Class A	1,152,646

	REITS — 2.4%

109,410	Annaly Capital Management, Inc. REIT	1,984,697
17,134	AvalonBay Communities, Inc. REIT	1,246,156
16,802	Boston Properties, Inc. REIT	1,101,371
11,300	Corporate Office Properties Trust REIT	416,744
18,800	Digital Realty Trust, Inc. REIT	859,348
49,100	Hospitality Properties Trust REIT	1,000,167
26,200	Public Storage REIT	1,971,288

		8,579,771

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Retail — 6.4%

26,350	Abercrombie & Fitch Co. Class A	866,388
63,950	Best Buy Co., Inc.	2,399,404
111,954	CVS Caremark Corp.	4,001,236
18,700	Foot Locker, Inc.	223,465
44,675	GameStop Corp. Class A*	1,182,547
65,085	Gap (The), Inc.	1,392,819
41,480	McDonald’s Corp.	2,367,264
67,800	Staples, Inc.	1,574,316
28,467	Target Corp.	1,328,840
56,723	TJX Cos., Inc.	2,107,259
101,877	Wal-Mart Stores, Inc.	5,001,142

		22,444,680

	Savings & Loans — 0.1%

33,700	Hudson City Bancorp, Inc.	443,155

	Semiconductors — 1.0%

16,240	Analog Devices, Inc.	447,899
62,035	Applied Materials, Inc.	831,269
60,666	Intel Corp.	1,187,233
64,701	Taiwan Semiconductor Manufacturing Co., Ltd.	709,123
18,285	Texas Instruments, Inc.	433,172

		3,608,696

	Software — 1.8%

26,355	Electronic Arts, Inc.*	502,063
112,280	Microsoft Corp.	2,906,929
145,921	Oracle Corp.	3,040,994

		6,449,986

	Telecommunications — 5.6%

298,454	AT&T, Inc.	8,061,242
36,010	BCE, Inc.	888,367
60,700	CenturyTel, Inc.	2,039,520
39,905	Cisco Systems, Inc.*	939,364
97,456	Harris Corp.	3,664,345
84,680	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	848,494
73,509	Verizon Communications, Inc.	2,225,117
45,500	Vodafone Group Plc, Sponsored ADR	1,023,750

		19,690,199

	Toys, Games & Hobbies — 0.0%

5,600	Mattel, Inc.	103,376

	Transportation — 0.8%

23,950	Burlington Northern Santa Fe Corp.	1,911,928

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Transportation — continued

11,190	Union Pacific Corp.	652,937
8,300	UTI Worldwide, Inc.	120,184

		2,685,049

	Water — 0.2%

32,000	American Water Works Co., Inc.	638,080

	TOTAL COMMON STOCKS (COST $302,012,757)	348,012,261

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.0%

	Bank Deposits — 1.0%

3,576,311	Euro Time Deposit, 0.01%, due 10/01/09	3,576,311

	TOTAL SHORT-TERM INVESTMENTS (COST $3,576,311)	3,576,311

	TOTAL INVESTMENTS — 99.9% (Cost $305,589,068)	351,588,572

	Other Assets and Liabilities (net) — 0.1%	196,882

	NET ASSETS — 100.0%	$351,785,454

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 87.3%

	Advertising — 0.4%

25,360	Lamar Advertising Co. Class A*	695,878

	Aerospace & Defense — 1.5%

25,590	Aerovironment, Inc.*	718,823
9,980	Alliant Techsystems, Inc.*	776,943
73,525	BE Aerospace, Inc.*	1,480,794

		2,976,560

	Airlines — 0.2%

49,687	Southwest Airlines Co.	476,995

	Apparel — 0.7%

14,443	Guess ?, Inc.	534,969
6,930	Phillips-Van Heusen Corp.	296,535
11,240	Under Armour, Inc. Class A*	312,809
6,920	Warnaco Group (The), Inc.*	303,511

		1,447,824

	Auto Parts & Equipment — 0.2%

47,170	Amerigon, Inc. Class A*	346,700

	Banks — 1.5%

85,345	First Horizon National Corp.*	1,129,117
66,010	People’s United Financial, Inc.	1,027,116
36,100	PrivateBancorp, Inc.	883,006

		3,039,239

	Beverages — 0.8%

18,212	Central European Distribution Corp.*	596,625
25,500	Hansen Natural Corp.*	936,870

		1,533,495

	Biotechnology — 4.6%

55,122	Alexion Pharmaceuticals, Inc.*	2,455,134
34,820	Charles River Laboratories International, Inc.*	1,287,644
58,960	Illumina, Inc.*	2,505,800
37,283	Life Technologies Corp.*	1,735,524
9,170	Millipore Corp.*	644,926
9,788	Myriad Genetics, Inc.*	268,191
16,690	Talecris Biotherapeutics Holdings Corp.*	317,110

		9,214,329

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 2.3%

20,201	Airgas, Inc.	977,122
17,813	Albemarle Corp.	616,330
35,200	Celanese Corp.	880,000
13,067	Ecolab, Inc.	604,087
8,131	FMC Corp.	457,369
11,304	Lubrizol Corp.	807,784
15,427	RPM International, Inc.	285,245

		4,627,937

	Coal — 1.9%

20,099	Alpha Natural Resources, Inc.*	705,475
29,350	Consol Energy, Inc.	1,323,979
65,050	Massey Energy Co.	1,814,244

		3,843,698

	Commercial Services — 4.7%

5,990	Capella Education Co.*	403,367
32,662	Coinstar, Inc.*	1,077,193
16,025	DeVry, Inc.	886,503
9,500	Emergency Medical Services Corp. Class A*	441,750
13,667	Euronet Worldwide, Inc.*	328,418
16,617	FTI Consulting, Inc.*	708,050
53,740	Genpact, Ltd.*	661,002
22,363	Geo Group (The), Inc.*	451,062
44,060	Healthcare Services Group	808,942
34,760	Iron Mountain, Inc.*	926,701
64,375	Navigant Consulting, Inc.*	869,062
34,864	Quanta Services, Inc.*	771,540
42,520	Ritchie Bros Auctioneers, Inc.	1,043,441

		9,377,031

	Computers — 1.4%

51,740	Brocade Communications Systems, Inc.*	406,676
29,301	Cadence Design Systems, Inc.*	215,069
33,783	Micros Systems, Inc.*	1,019,909
28,980	Palm, Inc.*	505,122
38,559	Seagate Technology	586,482

		2,733,258

	Cosmetics & Personal Care — 0.9%

18,380	Chattem, Inc.*	1,220,616
46,820	Physicians Formula Holdings, Inc.*	131,564
52,700	Skilled Healthcare Group, Inc. Class A*	423,181

		1,775,361

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Distribution & Wholesale — 1.2%

18,750	Fastenal Co.	725,625
37,832	LKQ Corp.*	701,405
33,700	WESCO International, Inc.*	970,560

		2,397,590

	Diversified Financial Services — 4.0%

19,176	Affiliated Managers Group, Inc.*	1,246,632
11,143	Artio Global Investors, Inc.*	291,389
18,680	Eaton Vance Corp.	522,853
40,110	Evercore Partners, Inc. Class A	1,172,014
6,280	IntercontinentalExchange, Inc.*	610,353
39,982	Invesco, Ltd.	909,990
11,683	Lazard, Ltd. Class A	482,625
10,570	Oppenheimer Holdings, Inc. Class A	257,380
66,760	SLM Corp.*	582,147
55,150	TradeStation Group, Inc.*	449,473
50,043	Waddell & Reed Financial, Inc. Class A	1,423,723

		7,948,579

	Electrical Components & Equipment — 1.3%

146,800	Alcatel-Lucent Sponsored ADR*	659,132
28,450	Ametek, Inc.	993,190
13,530	Energizer Holdings, Inc.*	897,580

		2,549,902

	Electronics — 3.8%

69,835	Amphenol Corp. Class A	2,631,383
37,110	Cogent, Inc.*	374,811
12,050	Dolby Laboratories, Inc. Class A*	460,189
35,850	FLIR Systems, Inc.*	1,002,724
54,780	Gentex Corp.	775,137
19,300	Mettler Toledo International, Inc.*	1,748,387
12,260	Trimble Navigation, Ltd.*	293,137
7,149	Woodward Governor Co.	173,435

		7,459,203

	Engineering & Construction — 1.9%

15,243	Granite Construction, Inc.	471,618
12,626	Jacobs Engineering Group, Inc.*	580,165
57,326	McDermott International, Inc.*	1,448,628
30,654	URS Corp.*	1,338,047

		3,838,458

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Entertainment — 1.0%

10,670	Bally Technologies, Inc.*	409,408
17,221	Penn National Gaming, Inc.*	476,333
31,790	Pinnacle Entertainment, Inc.*	323,940
48,850	Scientific Games Corp. Class A*	773,295

		1,982,976

	Environmental Control — 1.7%

90,640	Energy Recovery, Inc.*	527,525
23,077	Nalco Holding Co.	472,848
32,060	Stericycle, Inc.*	1,553,307
26,627	Waste Connections, Inc.*	768,455

		3,322,135

	Food — 0.5%

18,300	Ralcorp Holdings, Inc.*	1,070,001

	Hand & Machine Tools — 0.4%

35,320	Kennametal, Inc.	869,225

	Health Care - Products — 3.1%

81,570	Bruker Corp.*	870,352
8,900	Edwards Lifesciences Corp.*	622,199
23,397	Henry Schein, Inc.*	1,284,729
41,310	Idexx Laboratories, Inc.*	2,065,500
28,900	Natus Medical, Inc.*	445,927
11,623	NuVasive, Inc.*	485,377
6,774	Resmed, Inc.*	306,185

		6,080,269

	Health Care - Services — 2.1%

7,490	Covance, Inc.*	405,584
27,650	DaVita, Inc.*	1,566,096
28,137	Pediatrix Medical Group, Inc.*	1,545,284
16,790	Psychiatric Solutions, Inc.*	449,300
4,348	Universal Health Services, Inc. Class B	269,272

		4,235,536

	Home Builders — 0.2%

10,908	Thor Industries, Inc.	337,603

	Household Products & Wares — 0.5%

17,100	Church & Dwight Co., Inc.	970,254

	Housewares — 0.2%

28,680	Newell Rubbermaid, Inc.	449,989

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Internet — 4.8%

4,010	Blue Nile, Inc.*	249,101
56,700	Check Point Software Technologies*	1,607,445
16,650	Ctrip.com International, Ltd., ADR*	978,854
51,590	Cybersource Corp.*	860,005
11,679	Digital River, Inc.*	470,897
25,005	Equinix, Inc.*	2,300,460
16,708	F5 Networks, Inc.*	662,138
23,360	GSI Commerce, Inc.*	451,082
12,647	j2 Global Communications, Inc.*	291,007
20,850	NetFlix, Inc.*	962,645
32,800	VeriSign, Inc.*	777,032

		9,610,666

	Iron & Steel — 0.3%

41,858	Steel Dynamics, Inc.	642,102

	Leisure Time — 0.3%

22,560	Life Time Fitness, Inc.*	632,808

	Lodging — 0.7%

24,690	Choice Hotels International, Inc.	766,871
18,700	Starwood Hotels & Resorts Worldwide, Inc.	617,661

		1,384,532

	Machinery - Construction & Mining — 1.0%

39,816	Joy Global, Inc.	1,948,595

	Machinery - Diversified — 1.5%

55,552	Idex Corp.	1,552,678
9,090	Rockwell Automation, Inc.	387,234
15,460	Roper Industries, Inc.	788,151
9,372	Wabtec Corp.	351,731

		3,079,794

	Media — 0.4%

25,200	Discovery Communications, Inc.*	728,028

	Metal Fabricate & Hardware — 0.3%

26,117	Sims Metal Management, Ltd., Sponsored ADR	520,512

	Mining — 0.2%

28,941	Thompson Creek Metals Co., Inc.*	349,318

	Miscellaneous - Manufacturing — 0.0%

2,453	Actuant Corp. Class A	39,395

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 3.2%

74,075	Denbury Resources, Inc.*	1,120,755
24,800	ENSCO International, Inc.	1,054,992
14,225	EQT Corp.	605,985
30,337	Foster Wheeler AG*	968,054
26,690	PetroHawk Energy Corp.*	646,165
108,960	Rex Energy Corp.*	909,816
18,190	Whiting Petroleum Corp.*	1,047,380

		6,353,147

	Oil & Gas Services — 2.4%

15,516	Core Laboratories NV	1,599,544
19,440	Dresser-Rand Group, Inc.*	604,001
51,000	Exterran Holdings, Inc.*	1,210,740
9,533	FMC Technologies, Inc.*	498,004
8,247	Oceaneering International, Inc.*	468,017
42,877	Tesco Corp.*	342,159

		4,722,465

	Packaging & Containers — 0.6%

42,350	Crown Holdings, Inc.*	1,151,920

	Pharmaceuticals — 3.7%

69,490	Amylin Pharmaceuticals, Inc.*	951,318
16,821	DENTSPLY International, Inc.	580,998
94,175	Elan Corp. Plc, Sponsored ADR*	669,584
38,755	Mylan, Inc.*	620,468
38,788	NeurogesX, Inc.*	310,304
38,250	OSI Pharmaceuticals, Inc.*	1,350,225
17,670	Patterson Cos., Inc.*	481,508
94,325	Santarus, Inc.*	310,329
31,125	Shire Plc, ADR	1,627,526
19,607	VCA Antech, Inc.*	527,232

		7,429,492

	Real Estate — 0.6%

105,860	CB Richard Ellis Group, Inc. Class A*	1,242,796

	Retail — 5.9%

9,500	Abercrombie & Fitch Co. Class A	312,360
68,800	American Eagle Outfitters, Inc.	1,159,968
12,464	Bed Bath & Beyond, Inc.*	467,899
2,655	Chipotle Mexican Grill, Inc. Class A*	257,668
3,045	Chipotle Mexican Grill, Inc. Class B*	253,405
61,363	Dick’s Sporting Goods, Inc.*	1,374,531
58,426	GameStop Corp. Class A*	1,546,536
41,700	Hibbett Sports, Inc.*	760,191

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

6,846	MSC Industrial Direct Co., Inc Class A	298,349
32,202	O’Reilly Automotive, Inc.*	1,163,780
73,400	OfficeMax, Inc.*	923,372
43,100	Petsmart, Inc.	937,425
59,720	Texas Roadhouse, Inc. Class A*	634,226
23,430	Tiffany & Co.	902,758
24,760	Urban Outfitters, Inc.*	747,009

		11,739,477

	Semiconductors — 5.5%

17,820	Altera Corp.	365,488
21,111	Broadcom Corp. Class A*	647,897
22,400	Cavium Networks, Inc.*	480,928
16,562	Cree, Inc.*	608,654
30,900	Formfactor, Inc.*	739,128
26,918	Hittite Microwave Corp.*	990,044
4,395	Integrated Device Technology, Inc.*	29,710
47,830	Intellon Corp.*	339,115
59,376	Intersil Corp. Class A	909,047
21,130	Lam Research Corp.*	721,801
18,480	Linear Technology Corp.	510,602
63,900	Maxim Integrated Products, Inc.	1,159,146
26,101	Microchip Technology, Inc.	691,676
42,400	Novellus Systems, Inc.*	889,552
38,861	QLogic Corp.*	668,409
56,666	Siliconware Precision Industries Co., Sponsored ADR	406,862
22,391	Varian Semiconductor Equipment Associates, Inc.*	735,320

		10,893,379

	Software — 6.8%

19,662	ACI Worldwide, Inc.*	297,486
33,160	Ansys, Inc.*	1,242,505
26,025	BMC Software, Inc.*	976,718
15,950	Citrix Systems, Inc.*	625,718
7,847	Concur Technologies, Inc.*	311,997
39,404	Electronic Arts, Inc.*	750,646
17,080	Emdeon, Inc. Class A*	276,696
43,660	Global Payments, Inc.	2,038,922
38,070	Medassets, Inc.*	859,240
42,999	MSCI, Inc. Class A*	1,273,630
102,050	Nuance Communications, Inc.*	1,526,668
8,110	Rosetta Stone, Inc.*	186,206
18,700	Salesforce.com, Inc.*	1,064,591
13,400	Shanda Games, Ltd., ADR*	156,780
13,344	SolarWinds, Inc.*	293,968
84,594	VeriFone Holdings, Inc.*	1,344,199

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Software — continued

13,807	Verint Systems, Inc.*	200,202

		13,426,172

	Telecommunications — 5.5%

17,963	CommScope, Inc.*	537,632
103,475	Comverse Technology, Inc.*	905,406
19,740	DigitalGlobe, Inc.*	441,584
35,190	IPG Photonics Corp.*	534,888
8,468	Millicom International Cellular SA*	615,962
9,830	Neutral Tandem, Inc.*	223,731
37,847	Nice Systems, Ltd., Sponsored ADR*	1,152,063
47,300	NII Holdings, Inc. Class B*	1,418,054
49,300	Polycom, Inc.*	1,318,775
76,728	SBA Communications Corp.*	2,073,958
42,280	Switch & Data Facilities Co., Inc.*	575,431
77,500	tw telecom, Inc. Class A*	1,042,375

		10,839,859

	Transportation — 0.6%

14,635	Genesee & Wyoming, Inc. Class A*	443,733
30,340	Knight Transportation, Inc.	509,105
5,800	Landstar System, Inc.	220,748

		1,173,586

	TOTAL COMMON STOCKS (COST $149,457,813)	173,508,068

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.7%

	Bank Deposits — 2.7%

5,312,391	Euro Time Deposit, 0.01%, due 10/01/09	5,312,391

	TOTAL SHORT-TERM INVESTMENTS (COST $5,312,391)	5,312,391

	TOTAL INVESTMENTS — 90.0% (Cost $154,770,204)	178,820,459

	Other Assets and Liabilities (net) — 10.0%	19,888,557

	NET ASSETS — 100.0%	$198,709,016

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.3%

	Advertising — 0.3%

70,000	Interpublic Group of Cos., Inc.*	526,400

	Aerospace & Defense — 0.2%

5,300	Ducommun, Inc.	100,223
6,300	Esterline Technologies Corp.*	247,023
4,000	Spirit Aerosystems Holdings, Inc. Class A*	72,240

		419,486

	Agriculture — 0.1%

5,500	Andersons (The), Inc.	193,600
2,100	Universal Corp.	87,822

		281,422

	Airlines — 0.1%

2,100	Alaska Air Group, Inc.*	56,259
11,300	Skywest, Inc.	187,354

		243,613

	Apparel — 1.0%

31,200	Liz Claiborne, Inc.	153,816
21,595	Phillips-Van Heusen Corp.	924,050
9,000	Timberland Co. (The) Class A*	125,280
16,200	Warnaco Group (The), Inc.*	710,532

		1,913,678

	Auto Manufacturers — 0.0%

2,900	Oshkosh Corp.	89,697

	Auto Parts & Equipment — 0.7%

33,700	Autoliv, Inc.	1,132,320
20,200	Exide Technologies*	160,994
9,300	Superior Industries International, Inc.	132,060
1,900	TRW Automotive Holdings Corp.*	31,825

		1,457,199

	Banks — 5.0%

25,500	Associated Banc-Corp.	291,210
11,890	Bancorpsouth, Inc.	290,235
14,100	Bank Mutual Corp.	124,644
20,960	Bank of Hawaii Corp.	870,678
4,200	BOK Financial Corp.	194,544
13,300	Central Pacific Financial Corp.	33,516
35,300	Citizens Republic Bancorp, Inc.*	26,828
800	City Holding Co.	23,848

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

16,970	Commerce Bancshares, Inc.	631,963
2,800	Community Bank System, Inc.	51,156
4,300	Cullen/Frost Bankers, Inc.	222,052
25,000	CVB Financial Corp.	189,750
8,000	First BanCorp.	24,400
17,852	First Horizon National Corp.*	236,188
19,200	First Midwest Bancorp, Inc.	216,384
1,000	Harleysville National Corp.	5,330
15,300	Huntington Bancshares, Inc.	72,063
38,400	International Bancshares Corp.	626,304
2,700	Marshall & Ilsley Corp.	21,789
35,600	MB Financial, Inc.	746,532
6,700	National Penn Bancshares, Inc.	40,937
22,200	Oriental Financial Group	281,940
20,600	Pacific Capital Bancorp NA	29,664
59,489	People’s United Financial, Inc.	925,649
71,100	Popular, Inc.	201,213
40,700	Prosperity Bancshares, Inc.	1,415,953
31,700	Susquehanna Bancshares, Inc.	186,713
13,400	Synovus Financial Corp.	50,250
10,900	TCF Financial Corp.	142,136
30,300	Texas Capital Bancshares, Inc.*	510,252
6,600	Trustmark Corp.	125,730
7,880	UMB Financial Corp.	318,667
13,300	United Bankshares, Inc.	260,547
2,300	WesBanco, Inc.	35,558
52,400	Western Alliance Bancorp*	330,644
3,200	Whitney Holding Corp.	30,528
6,100	Wilmington Trust Corp.	86,620
6,300	Zions BanCorp	113,211

		9,985,626

	Beverages — 0.9%

4,422	Coca-Cola Bottling Co. Consolidated	214,158
2,800	Constellation Brands, Inc. Class A*	42,420
50,500	Dr Pepper Snapple Group, Inc.*	1,451,875
7,395	National Beverage Corp.*	85,116
3,100	PepsiAmericas, Inc.	88,536

		1,882,105

	Biotechnology — 0.4%

12,900	Life Technologies Corp.*	600,495
11,940	Martek Biosciences Corp.*	269,725

		870,220

	Building Materials — 0.9%

13,800	Apogee Enterprises, Inc.	207,276

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Building Materials — continued

12,000	Armstrong World Industries, Inc.*	413,520
17,600	Comfort Systems USA, Inc.	203,984
41,113	Gibraltar Industries, Inc.	545,570
4,900	NCI Building Systems, Inc.*	15,680
27,700	Quanex Building Products Corp.	397,772

		1,783,802

	Chemicals — 2.1%

24,600	A. Schulman, Inc.	490,278
11,740	Airgas, Inc.	567,864
4,900	Cabot Corp.	113,239
28,200	Celanese Corp.	705,000
1,000	Cytec Industries, Inc.	32,470
7,200	Eastman Chemical Co.	385,488
27,400	Huntsman Corp.	249,614
6,000	Innophos Holdings, Inc.	111,000
17,250	Intrepid Potash, Inc.*	406,927
3,900	Minerals Technologies, Inc.	185,484
5,900	OM Group, Inc.*	179,301
12,300	PPG Industries, Inc.	715,983
1,500	Terra Industries, Inc.	52,005

		4,194,653

	Coal — 0.5%

15,400	Walter Energy, Inc.	924,924

	Commercial Services — 4.3%

6,500	Administaff, Inc.	170,755
122,100	Advance America Cash Advance Centers, Inc.	683,760
3,400	Albany Molecular Research, Inc.*	29,444
10,400	AMN Healthcare Services, Inc.*	98,904
25,820	Brink’s Home Security Holdings, Inc.*	794,998
3,100	Consolidated Graphics, Inc.*	77,345
12,900	Convergys Corp.*	128,226
7,610	Corporate Executive Board Co. (The)	189,489
6,900	CRA International, Inc.*	188,301
22,700	DynCorp International, Inc. Class A*	408,600
8,400	Emergency Medical Services Corp. Class A*	390,600
24,030	Equifax, Inc.	700,234
5,510	Forrester Research, Inc.*	146,786
26,410	Geo Group (The), Inc.*	532,690
5,835	Hewitt Associates, Inc. Class A*	212,569
17,340	Hillenbrand, Inc.	353,216
14,667	Ituran Location and Control, Ltd.	151,363
9,343	Jackson Hewitt Tax Service, Inc.	47,649
3,700	Kelly Services, Inc. Class A	45,510
7,300	Kendle International, Inc.*	122,056

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — continued

9,640	Korn/Ferry International*	140,648
8,440	Lincoln Educational Services Corp.*	193,107
21,100	MPS Group, Inc.*	221,972
25,090	Pharmaceutical Product Development, Inc.	550,475
1,300	PHH Corp.*	25,792
26,040	Rent-A-Center, Inc.*	491,635
15,500	RR Donnelley & Sons Co.	329,530
9,500	SAIC, Inc.*	166,630
18,200	Service Corp. International	127,582
8,550	Sotheby’s Class A	147,316
4,300	Steiner Leisure, Ltd.*	153,768
8,800	Stewart Enterprises, Inc. Class A	46,024
9,200	TrueBlue, Inc.*	129,444
12,370	Viad Corp.	246,287

		8,442,705

	Computers — 1.0%

4,850	Affiliated Computer Services, Inc. Class A*	262,724
62,716	Brocade Communications Systems, Inc.*	492,948
9,800	Cogo Group, Inc.*	59,976
1,100	DST Systems, Inc.*	49,280
8,600	Lexmark International, Inc. Class A*	185,244
25,200	Western Digital Corp.*	920,556

		1,970,728

	Cosmetics & Personal Care — 0.7%

6,800	Alberto-Culver Co.	188,224
101,730	Elizabeth Arden, Inc.*	1,197,362

		1,385,586

	Distribution & Wholesale — 1.1%

55,420	Ingram Micro, Inc. Class A*	933,827
10,800	Tech Data Corp.*	449,388
400	United Stationers, Inc.*	19,044
25,311	WESCO International, Inc.*	728,957

		2,131,216

	Diversified Financial Services — 2.8%

77,850	Discover Financial Services	1,263,505
32,200	E*Trade Financial Corp.*	56,350
80,400	Invesco, Ltd.	1,829,904
3,400	Investment Technology Group, Inc.*	94,928
28,500	Nelnet, Inc. Class A*	354,540
7,130	Oppenheimer Holdings, Inc. Class A	173,616
31,800	Stifel Financial Corp.*	1,745,820

		5,518,663

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Electric — 4.7%

77,100	AES Corp. (The)*	1,142,622
1,710	Allete, Inc.	57,405
3,200	Alliant Energy Corp.	89,120
2,000	Avista Corp.	40,440
111,500	CMS Energy Corp.	1,494,100
58,700	Dynegy, Inc. Class A*	149,685
7,700	El Paso Electric Co.*	136,059
9,870	Integrys Energy Group, Inc.	354,234
11,300	MDU Resources Group, Inc.	235,605
38,900	Mirant Corp.*	639,127
39,800	Northeast Utilities	944,852
23,100	NorthWestern Corp.	564,333
16,800	NRG Energy, Inc.*	473,592
84,300	NV Energy, Inc.	977,037
17,900	Pepco Holdings, Inc.	266,352
28,290	Pike Electric Corp.*	338,914
6,200	Pinnacle West Capital Corp.	203,484
20,300	Portland General Electric Co.	400,316
5,300	SCANA Corp.	184,970
28,700	Unitil Corp.	644,315

		9,336,562

	Electrical Components & Equipment — 1.0%

9,100	Belden, Inc.	210,210
4,400	Encore Wire Corp.	98,296
4,400	EnerSys*	97,328
30,026	General Cable Corp.*	1,175,518
4,400	Hubbell, Inc.	184,800
14,000	Molex, Inc.	292,320

		2,058,472

	Electronics — 2.9%

41,212	Arrow Electronics, Inc.*	1,160,118
29,194	Avnet, Inc.*	758,168
4,600	Benchmark Electronics, Inc.*	82,800
20,300	Brady Corp. Class A	583,016
35,054	Coherent, Inc.*	817,459
18,700	Jabil Circuit, Inc.	250,767
15,800	Methode Electronics, Inc.	136,986
12,800	PerkinElmer, Inc.	246,272
10,200	Thomas & Betts Corp.*	306,816
50,500	Tyco Electronics, Ltd.	1,125,140
1,000	Varian, Inc.*	51,060
19,700	Vishay Intertechnology, Inc.*	155,630

		5,674,232

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Energy-Alternate Sources — 0.0%

4,600	Covanta Holding Corp.*	78,200

	Engineering & Construction — 1.0%

38,400	Dycom Industries, Inc.*	472,320
17,300	Emcor Group, Inc.*	438,036
17,900	Fluor Corp.	910,215
6,800	KBR, Inc.	158,372

		1,978,943

	Entertainment — 0.3%

5,800	Cinemark Holdings, Inc.	60,088
6,985	International Speedway Corp. Class A	192,576
6,400	Penn National Gaming, Inc.*	177,024
3,700	Pinnacle Entertainment, Inc.*	37,703
17,600	Regal Entertainment Group Class A	216,832

		684,223

	Environmental Control — 0.1%

2,200	Mine Safety Appliances Co.	60,522
4,900	Waste Connections, Inc.*	141,414

		201,936

	Food — 2.5%

10,950	American Dairy, Inc.*	310,214
14,300	B&G Foods, Inc. Class A	117,117
4,000	Chiquita Brands International, Inc.*	64,640
1,700	Corn Products International, Inc.	48,484
33,100	Dean Foods Co.*	588,849
80,100	Del Monte Foods Co.	927,558
12,500	Fresh Del Monte Produce, Inc.*	282,625
11,774	Industries Bachoco, S.A.B., Sponsored ADR	247,254
3,970	J&J Snack Foods Corp.	171,464
6,600	JM Smucker Co. (The)	349,866
4,200	Lancaster Colony Corp.	215,334
5,000	Nash Finch Co.	136,700
33,620	Ruddick Corp.	894,964
10,700	Smithfield Foods, Inc.*	147,660
2,500	Spartan Stores, Inc.	35,325
1,300	TreeHouse Foods, Inc.*	46,371
12,463	Village Super Market, Inc. Class A	367,285
7,600	Winn-Dixie Stores, Inc.*	99,712

		5,051,422

	Forest Products & Paper — 1.7%

1,833	Domtar Corp.*	64,558
30,090	Glatfelter	345,433

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Forest Products & Paper — continued

12,600	MeadWestvaco Corp.	281,106
1,500	Potlatch Corp.	42,675
3,800	Rayonier, Inc.	155,458
98,216	Temple-Inland, Inc.	1,612,707
85,276	Wausau Paper Corp.	852,760

		3,354,697

	Gas — 0.9%

6,000	AGL Resources, Inc.	211,620
6,700	Atmos Energy Corp.	188,806
3,800	Energen Corp.	163,780
6,900	New Jersey Resources Corp.	250,539
29,300	NiSource, Inc.	406,977
11,100	Southern Union Co.	230,769
8,200	UGI Corp.	205,492
2,000	WGL Holdings, Inc.	66,280

		1,724,263

	Hand & Machine Tools — 0.6%

5,900	Black & Decker Corp.	273,111
8,274	Lincoln Electric Holdings, Inc.	392,601
13,900	Snap-On, Inc.	483,164

		1,148,876

	Health Care - Products — 0.6%

15,200	Hill-Rom Holdings, Inc.	331,056
16,400	Invacare Corp.	365,392
2,900	SonoSite, Inc.*	76,734
11,030	STERIS Corp.	335,864
3,010	West Pharmaceutical Services, Inc.	122,236

		1,231,282

	Health Care - Services — 1.9%

4,500	Community Health Systems, Inc.*	143,685
19,600	Gentiva Health Services, Inc.*	490,196
215,100	Health Management Associates, Inc. Class A*	1,611,099
10,700	Health Net, Inc.*	164,780
13,600	Healthsouth Corp.*	212,704
15,140	Kindred Healthcare, Inc.*	245,722
3,400	LifePoint Hospitals, Inc.*	92,004
8,300	Magellan Health Services, Inc.*	257,798
3,100	Medcath Corp.*	27,187
500	Molina Healthcare, Inc.*	10,345
2,450	National Healthcare Corp.	91,361
10,620	Res-Care, Inc.*	150,910
8,000	Sun Healthcare Group, Inc.*	69,120

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Health Care - Services — continued

3,700	Universal Health Services, Inc. Class B	229,141

		3,796,052

	Home Builders — 0.4%

4,500	Hovnanian Enterprises, Inc. Class A*	17,280
8,800	MDC Holdings, Inc.	305,712
9,647	Pulte Homes, Inc.	106,021
11,800	Ryland Group, Inc.	248,626
7,300	Standard Pacific Corp.*	26,937

		704,576

	Household Products & Wares — 0.6%

10,500	American Greetings Corp. Class A	234,150
3,800	Helen of Troy, Ltd.*	73,834
34,900	Jarden Corp.	979,643

		1,287,627

	Housewares — 0.5%

67,400	Newell Rubbermaid, Inc.	1,057,506

	Insurance — 9.6%

1,633	Alleghany Corp.*	423,029
18,150	Allied World Assurance Co. Holdings, Ltd.	869,929
3,000	American Equity Investment Life Holding Co.	21,060
8,100	American Financial Group, Inc.	206,550
5,500	Amtrust Financial Services, Inc.	62,755
18,450	Arch Capital Group, Ltd.*	1,246,113
10,800	Argo Group International Holdings, Ltd.*	363,744
15,100	Aspen Insurance Holdings, Ltd.	399,697
26,850	Assurant, Inc.	860,811
6,100	Axis Capital Holdings, Ltd.	184,098
11,100	CNA Financial Corp.*	267,954
92,300	Conseco, Inc.*	485,498
1,900	Delphi Financial Group, Inc. Class A	42,997
11,800	Endurance Specialty Holdings, Ltd.	430,346
8,000	Flagstone Reinsurance Holdings, Ltd.	90,240
30,400	Genworth Financial, Inc. Class A	363,280
22,090	Hanover Insurance Group (The), Inc.	912,980
20,100	HCC Insurance Holdings, Inc.	549,735
18,700	Horace Mann Educators Corp.	261,239
300	Infinity Property & Casualty Corp.	12,744
22,970	Max Capital Group, Ltd.	490,869
15,000	MGIC Investment Corp.*	111,150
4,700	Montpelier Re Holdings, Ltd.	76,704
7,405	Navigators Group, Inc.*	407,275
11,080	PartnerRe, Ltd.	852,495
800	Phoenix Cos. (The), Inc.*	2,600

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued

14,600	Platinum Underwriters Holdings, Ltd.	523,264
58,400	Protective Life Corp.	1,250,928
42,740	Reinsurance Group of America, Inc.	1,906,204
4,600	RenaissanceRe Holdings, Ltd.	251,896
2,200	Selective Insurance Group	34,606
22,674	StanCorp Financial Group, Inc.	915,349
26,433	Tower Group, Inc.	644,701
5,400	Transatlantic Holdings, Inc.	270,918
7,205	United America Indemnity, Ltd.*	53,245
1,000	Unitrin, Inc.	19,490
2,100	Universal American Corp.*	19,782
64,900	Unum Group	1,391,456
5,601	Validus Holdings, Ltd.	144,506
995	White Mountains Insurance Group, Ltd.	305,475
9,500	Willis Group Holdings, Ltd.	268,090
29,370	WR Berkley Corp.	742,473
7,390	Zenith National Insurance Corp.	228,351

		18,966,626

	Internet — 1.2%

57,350	Avocent Corp.*	1,162,485
1,800	Earthlink, Inc.	15,138
1,100	i2 Technologies, Inc.*	17,644
14,700	IAC/InterActiveCorp*	296,793
5,600	RealNetworks, Inc.*	20,832
92,420	TeleCommunication Systems, Inc. Class A*	772,631
16,700	TIBCO Software, Inc.*	158,483

		2,444,006

	Investment Companies — 0.1%

5,700	Allied Capital Corp.	17,499
30,212	American Capital, Ltd.	97,585
11,000	Apollo Investment Corp.	105,050

		220,134

	Iron & Steel — 0.8%

3,100	AK Steel Holding Corp.	61,163
21,000	Carpenter Technology Corp.	491,190
10,600	Cliffs Natural Resources, Inc.	343,016
15,652	Reliance Steel & Aluminum Co.	666,149

		1,561,518

	Leisure Time — 0.0%

6,400	Brunswick Corp.	76,672

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Lodging — 1.1%

25,400	MGM Mirage*	305,816
110,500	Wyndham Worldwide Corp.	1,803,360

		2,109,176

	Machinery - Construction & Mining — 0.2%

800	Joy Global, Inc.	39,152
13,300	Terex Corp.*	275,709

		314,861

	Machinery - Diversified — 0.7%

5,400	AGCO Corp.*	149,202
1,400	Cascade Corp.	37,436
3,300	Chart Industries, Inc.*	71,247
15,022	Gardner Denver, Inc.*	523,967
7,900	Middleby Corp.*	434,579
3,700	NACCO Industries, Inc. Class A	222,259

		1,438,690

	Media — 1.4%

28,330	CKX, Inc.*	190,094
85,100	Gannett Co., Inc.	1,064,601
18,800	McGraw-Hill Cos. (The), Inc.	472,632
49,500	Shaw Communications, Inc. Class B	891,495
6,600	World Wrestling Entertainment, Inc. Class A	92,466

		2,711,288

	Metal Fabricate & Hardware — 1.3%

36,850	CIRCOR International, Inc.	1,041,381
5,800	Haynes International, Inc.*	184,556
1,300	Ladish Co., Inc.*	19,669
4,200	LB Foster Co. Class A*	128,436
13,500	Mueller Industries, Inc.	322,245
34,650	Timken Co.	811,850
9,100	Worthington Industries, Inc.	126,490

		2,634,627

	Mining — 1.5%

2,400	Brush Engineered Materials, Inc.*	58,704
860	Compass Minerals International, Inc.	52,993
5,800	Kaiser Aluminum Corp.	210,888
9,100	RTI International Metals, Inc.*	226,681
134,400	Thompson Creek Metals Co., Inc.*	1,622,208
76,500	Yamana Gold, Inc.	819,315

		2,990,789

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — 3.5%

1,700	Acuity Brands, Inc.	54,757
27,810	Aptargroup, Inc.	1,038,982
26,010	Brink’s Co. (The)	699,929
10,800	Ceradyne, Inc.*	197,964
35,000	Cooper Industries Plc	1,314,950
6,200	Crane Co.	160,022
21,700	Eastman Kodak Co.	103,726
11,400	EnPro Industries, Inc.*	260,604
107,964	Griffon Corp.*	1,087,197
20,500	Harsco Corp.	725,905
800	John Bean Technologies Corp.	14,536
7,000	Koppers Holdings, Inc.	207,550
1,400	Leggett & Platt, Inc.	27,160
12,800	SPX Corp.	784,256
1,800	Teleflex, Inc.	86,958
10,100	Tredegar Corp.	146,450
7,500	Trinity Industries, Inc.	128,925

		7,039,871

	Office Furnishings — 0.0%

1,000	Steelcase, Inc. Class A	6,210

	Oil & Gas — 5.0%

22,554	Bill Barrett Corp.*	739,546
8,200	Cimarex Energy Co.	355,224
2,100	Clayton Williams Energy, Inc.*	63,252
2,900	Comstock Resources, Inc.*	116,232
50,900	Delek US Holdings, Inc.	436,213
42,614	Denbury Resources, Inc.*	644,750
12,290	Encore Acquisition Co.*	459,646
16,170	Frontier Oil Corp.	225,086
12,100	Newfield Exploration Co.*	514,976
43,100	Noble Corp.	1,636,076
28,600	Patterson-UTI Energy, Inc.	431,860
11,400	Petroleum Development Corp.*	212,724
58,680	Petroquest Energy, Inc.*	380,833
30,900	Rosetta Resources, Inc.*	453,921
16,300	Rowan Cos., Inc.	376,041
32,014	St Mary Land & Exploration Co.	1,039,175
1,700	Stone Energy Corp.*	27,727
6,400	Sunoco, Inc.	182,080
4,900	Swift Energy Co.*	116,032
20,500	Tesoro Corp.	307,090
35,500	Vaalco Energy, Inc.	163,300
11,100	Western Refining, Inc.*	71,595
16,800	Whiting Petroleum Corp.*	967,344

		9,920,723

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas Services — 1.0%

65,680	Acergy SA, Sponsored ADR	829,538
8,400	Basic Energy Services, Inc.*	71,316
15,050	BJ Services Co.	292,422
11,460	Cal Dive International, Inc.*	113,339
11,400	Global Industries, Ltd.*	108,300
24,300	Key Energy Services, Inc.*	211,410
700	NATCO Group, Inc. Class A*	30,996
2,300	SEACOR Holdings, Inc.*	187,749
2,900	Willbros Group, Inc.*	44,167

		1,889,237

	Packaging & Containers — 1.2%

36,300	Crown Holdings, Inc.*	987,360
20,914	Packaging Corp. of America	426,646
10,800	Pactiv Corp.*	281,340
5,400	Sealed Air Corp.	106,002
3,600	Silgan Holdings, Inc.	189,828
13,400	Sonoco Products Co.	369,036

		2,360,212

	Pharmaceuticals — 1.2%

13,800	Endo Pharmaceuticals Holdings, Inc.*	312,294
37,500	Omnicare, Inc.	844,500
13,800	Par Pharmaceutical Cos., Inc.*	296,838
12,900	Perrigo Co.	438,471
3,700	Sepracor, Inc.*	84,730
8,600	Watson Pharmaceuticals, Inc.*	315,104

		2,291,937

	Pipelines — 0.6%

67,800	El Paso Corp.	699,696
8,430	National Fuel Gas Co.	386,178
3,300	ONEOK, Inc.	120,846

		1,206,720

	Real Estate — 0.3%

9,350	FirstService Corp.*	179,707
27,420	Hilltop Holdings, Inc.*	336,169

		515,876

	REITS — 5.3%

700	Agree Realty Corp. REIT	16,051
1,900	Alexandria Real Estate Equities, Inc. REIT	103,265
9,900	AMB Property Corp. REIT	227,205
2,368	American Campus Communities, Inc. REIT	63,581
1,400	American Capital Agency Corp. REIT	39,830

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

21,800	Anthracite Capital, Inc. REIT*	22,890
6,500	Anworth Mortgage Asset Corp. REIT	51,220
4,456	Apartment Investment & Management Co. REIT Class A	65,726
4,800	BioMed Realty Trust, Inc. REIT	66,240
12,200	Boston Properties, Inc. REIT	799,710
5,600	Brandywine Realty Trust REIT	61,824
3,000	Bre Properties, Inc. REIT	93,900
3,100	Camden Property Trust REIT	124,930
4,000	Capstead Mortgage Corp. REIT	55,640
123,091	CBL & Associates Properties, Inc. REIT	1,193,983
3,100	Cedar Shopping Centers, Inc. REIT	19,995
23,700	Chimera Investment Corp. REIT	90,534
4,600	Colonial Properties Trust REIT	44,758
2,600	Corporate Office Properties Trust REIT	95,888
10,400	DCT Industrial Trust, Inc. REIT	53,144
16,200	Developers Diversified Realty Corp. REIT	149,688
5,100	DiamondRock Hospitality Co. REIT*	41,310
22,800	Digital Realty Trust, Inc. REIT	1,042,188
10,000	Douglas Emmett, Inc. REIT	122,800
12,900	Duke Realty Corp. REIT	154,929
2,400	Entertainment Properties Trust REIT	81,936
2,700	Equity One, Inc. REIT	42,309
1,200	Essex Property Trust, Inc. REIT	95,496
4,900	Extra Space Storage, Inc. REIT	51,695
2,400	Federal Realty Invs Trust REIT	147,288
7,800	First Industrial Realty Trust, Inc. REIT	40,950
1,600	First Potomac Realty Trust REIT	18,496
3,500	Franklin Street Properties Corp. REIT	45,850
6,600	Gramercy Capital Corp., New York REIT*	16,038
4,000	Hatteras Financial Corp. REIT	119,920
38,200	Health Care, Inc. REIT	1,589,884
3,400	Healthcare Realty Trust, Inc. REIT	71,842
2,700	Hersha Hospitality Trust REIT Class A	8,370
3,600	Highwoods Properties, Inc. REIT	113,220
900	Home Properties, Inc. REIT	38,781
8,200	Hospitality Properties Trust REIT	167,034
20,900	HRPT Properties Trust REIT	157,168
2,000	Inland Real Estate Corp. REIT	17,520
7,500	iStar Financial, Inc. REIT*	22,800
4,600	Kite Realty Group Trust REIT	19,182
6,857	Lexington Realty Trust REIT	34,971
6,000	Liberty Property Trust REIT	195,180
1,300	LTC Properties, Inc. REIT	31,252
3,973	Macerich Co. (The) REIT	120,501
3,800	Mack-Cali Realty Corp. REIT	122,854
5,300	Medical Properties Trust, Inc. REIT	41,393
14,400	MFA Financial, Inc. REIT	114,624
1,800	Mission West Properties, Inc. REIT	12,114

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

900	Monmouth Real Estate Investment Corp. REIT Class A	6,264
21,300	National Retail Properties, Inc. REIT	457,311
3,200	Nationwide Health Properties, Inc. REIT	99,168
14,669	NorthStar Realty Finance Corp. REIT	51,488
4,000	Omega Healthcare Investors, Inc. REIT	64,080
1,000	Parkway Properties Inc. REIT	19,700
10,000	Pennsylvania Real Estate Investment Trust REIT	76,100
2,600	Post Properties, Inc. REIT	46,800
12,100	RAIT Financial Trust REIT	35,574
6,000	Realty Income Corp. REIT	153,900
3,400	Redwood Trust, Inc. REIT	52,700
4,200	Regency Centers Corp. REIT	155,610
2,800	Resource Capital Corp. REIT	15,232
7,100	Senior Housing Properties Trust REIT	135,681
6,300	SL Green Realty Corp. REIT	276,255
1,500	Sovran Self Storage, Inc. REIT	45,645
26,400	Strategic Hotels & Resorts, Inc. REIT*	68,376
1,300	Taubman Centers, Inc. REIT	46,904
6,600	U-Store-It Trust REIT	41,250
8,884	UDR, Inc. REIT	139,834
800	Washington Real Estate Investment Trust REIT	23,040
5,100	Weingarten Realty Investors REIT	101,592

		10,452,401

	Retail — 5.2%

6,420	Abercrombie & Fitch Co. Class A	211,090
9,000	AnnTaylor Stores Corp.*	143,010
4,700	Autonation, Inc.*	84,976
22,520	Barnes & Noble, Inc.	500,394
13,780	Big Lots, Inc.*	344,776
3,800	BJ’s Wholesale Club, Inc.*	137,636
3,800	Bob Evans Farms, Inc.	110,428
55,719	Casey’s General Stores, Inc.	1,748,462
10,330	Copart, Inc.*	343,059
20,090	Cracker Barrel Old Country Store, Inc.	691,096
10,490	Dollar Tree, Inc.*	510,653
16,690	Dress Barn, Inc.*	299,252
3,000	DSW, Inc. Class A*	47,910
32,400	Finish Line (The) Class A	329,184
46,800	Foot Locker, Inc.	559,260
24,310	Fred’s, Inc. Class A	309,466
19,100	Haverty Furniture Cos., Inc.*	225,571
14,500	HOT Topic, Inc.*	108,605
1,000	HSN, Inc.*	16,280
9,900	Insight Enterprises, Inc.*	120,879
21,800	JC Penney Co., Inc.	735,750
8,400	Jo-Ann Stores, Inc.*	225,372

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

4,280	JOS A Bank Clothiers, Inc.*	191,616
5,400	Nu Skin Enterprises, Inc. Class A	100,062
53,600	Office Depot, Inc.*	354,832
29,430	OfficeMax, Inc.*	370,229
1,600	Pacific Sunwear of California, Inc.*	8,240
8,130	Papa John’s International, Inc.*	199,754
37,490	Petsmart, Inc.	815,408
3,800	Quiksilver, Inc.*	10,450
17,700	RadioShack Corp.	293,289
5,600	Red Robin Gourmet Burgers, Inc.*	114,352
1,300	Signet Jewelers, Ltd.*	34,229
2,100	Williams-Sonoma, Inc.	42,483

		10,338,053

	Savings & Loans — 1.9%

9,700	Astoria Financial Corp.	107,088
130,600	First Niagara Financial Group, Inc.	1,610,298
12,800	Flagstar Bancorp, Inc.*	13,184
7,400	Flushing Financial Corp.	84,360
117,500	Hudson City Bancorp, Inc.	1,545,125
27,800	Provident Financial Services, Inc.	286,062
2,300	WSFS Financial Corp.	61,272

		3,707,389

	Semiconductors — 1.7%

62,600	Marvell Technology Group, Ltd.*	1,013,494
81,600	Semtech Corp.*	1,388,016
24,900	Skyworks Solutions, Inc.*	329,676
27,300	Veeco Instruments, Inc.*	636,636
1,100	Zoran Corp.*	12,672

		3,380,494

	Software — 0.9%

13,700	Acxiom Corp.*	129,602
15,900	Compuware Corp.*	116,547
4,400	Epicor Software Corp.*	28,028
5,200	IMS Health, Inc.	79,820
46,800	Informatica Corp.*	1,056,744
1,000	MSC.Software Corp.*	8,410
15,900	Quest Software, Inc.*	267,915

		1,687,066

	Telecommunications — 2.3%

55,500	3Com Corp.*	290,265
6,600	Black Box Corp.	165,594
13,700	CenturyTel, Inc.	460,320

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Telecommunications — continued

25,400	DigitalGlobe, Inc.*	568,198
2,000	EchoStar Corp. Class A*	36,920
3,010	InterDigital Inc.*	69,711
11,300	JDS Uniphase Corp.*	80,343
51,400	Mastec, Inc.*	624,510
86,900	NTELOS Holdings Corp.	1,534,654
67,100	Tellabs, Inc.*	464,332
7,510	United States Cellular Corp.*	293,416

		4,588,263

	Textiles — 0.2%

2,600	G&K Services, Inc. Class A	57,616
9,125	Unifirst Corp. MA	405,606

		463,222

	Toys, Games & Hobbies — 0.2%

23,880	Jakks Pacific, Inc.*	341,962

	Transportation — 1.6%

8,000	Atlas Air Worldwide Holdings, Inc.*	255,760
6,360	Bristow Group, Inc.*	188,829
6,600	Horizon Lines, Inc.	41,910
4,900	Kansas City Southern*	129,801
29,000	Kirby Corp.*	1,067,780
11,200	Knightsbridge Tankers, Ltd.	146,048
12,000	Overseas Shipholding Group	448,440
11,400	Pacer International, Inc.	44,004
1,200	Ryder System, Inc.	46,872
13,200	Teekay Corp.	288,684
1,500	Tidewater, Inc.	70,635
92,798	YRC Worldwide, Inc.*	412,951

		3,141,714

	Trucking & Leasing — 0.3%

7,200	Amerco, Inc.*	330,192
300	GATX Corp.	8,385
20,300	Textainer Group Holdings, Ltd.	325,003

		663,580

	Water — 0.2%

13,239	SJW Corp.	302,511

	TOTAL COMMON STOCKS (COST $157,514,450)	183,156,420

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.4%

	Bank Deposits — 0.4%

804,373	Euro Time Deposit, 0.01%, due 10/01/09	804,373

	TOTAL SHORT-TERM INVESTMENTS (COST $804,373)	804,373

	TOTAL INVESTMENTS — 92.7% (Cost $158,318,823)	183,960,793

	Other Assets and Liabilities (net) — 7.3%	14,439,926

	NET ASSETS — 100.0%	$198,400,719

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 85.8%

	Australia — 3.6%

236,300	Austria & New Zealand Banking Group, Ltd.	5,086,452
294,129	BGP Holdings Plc	—
160,200	BHP Billiton, Ltd.	5,334,439
232,456	BlueScope Steel, Ltd.	601,101
9,876	Commonwealth Bank of Australia	451,056
103,278	CSL, Ltd., Australia	3,049,813
167,473	Foster’s Group, Ltd.	820,308
824,243	GPT Group REIT	498,294
204,000	Insurance Australia Group, Ltd.	680,552
86,000	Lend Lease Corp., Ltd.	804,533
43,776	Macquarie Group, Ltd.	2,271,323
186,973	Mirvac Group	277,222
140,634	National Australia Bank, Ltd.	3,817,826
17,448	Newcrest Mining, Ltd.	491,220
12,247	Origin Energy, Ltd.	176,396
402,554	Qantas Airways, Ltd.	1,016,084
10,760	QBE Insurance Group, Ltd.	228,480
245,765	Stockland	884,952
188,021	Tabcorp Holdings, Ltd.	1,183,138
704,856	Telstra Corp., Ltd.	2,034,172
35,891	Woodside Petroleum, Ltd.	1,651,249
24,705	Woolworths, Ltd.	637,749

	Total Australia	31,996,359

	Austria — 0.5%

565	Flughafen Wien AG	29,318
3,160	OMV AG	127,345
68,016	Vienna Insurance Group	3,877,340

	Total Austria	4,034,003

	Belgium — 1.0%

45,433	Anheuser-Busch InBev NV	2,072,306
2,741	Colruyt SA	643,447
26,973	Delhaize Group	1,870,390
69,974	Dexia*	644,370
156,960	Fortis SA*	734,400
28,303	Groupe Bruxelles Lambert SA	2,611,305

	Total Belgium	8,576,218

	Bermuda — 0.1%

17,808	Huabao International Holdings, Ltd.	19,095
32,766	Lancashire Holdings, Ltd.	267,786
16,647	Signet Jewelers, Ltd.*	440,633
111,000	Yue Yuen Industrial Holdings	307,934

	Total Bermuda	1,035,448

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Brazil — 1.0%

207,980	Banco do Brasil SA	3,645,720
44,710	Cia de Concessoes Rodoviarias	760,642
143,800	Companhia Brasileira de Meios de Pagamento	1,418,952
14,300	Companhia Energetica de Minas Gerais, Sponsored ADR	217,360
1	Iochpe Maxion SA	13
24,400	Natura Cosmeticos SA	437,573
83,118	Redecard SA	1,271,310
25,356	Souza Cruz SA	885,382

	Total Brazil	8,636,952

	Canada — 2.5%

21,400	Bank of Montreal	1,080,069
191,100	Bombardier, Inc. Class B	884,903
87,900	Brookfield Properties Corp.	994,229
122,722	Cameco Corp.	3,397,066
15,900	Canadian Imperial Bank of Commerce	967,214
4,500	Canadian National Railway Co.	221,080
46,372	Encana Corp.	2,678,714
3,300	Fairfax Financial Holdings, Ltd.	1,222,872
5,700	First Quantum Minerals, Ltd.	371,751
77,800	IAMGOLD Corp.	1,096,724
14,400	Industrial Alliance Insurance and Financial Services, Inc.	422,064
11,600	Magna International, Inc. Class A	493,159
10,400	Metro, Inc. Class A	339,044
26,400	National Bank of Canada	1,464,508
37,852	Nexen, Inc.	858,397
41,200	Sun Life Financial, Inc.	1,287,860
76,804	Suncor Energy, Inc.	2,676,297
32,900	TELUS Corp.	1,021,056
19,900	Toronto-Dominion Bank	1,283,961

	Total Canada	22,760,968

	Cayman Islands — 0.5%

9,300	Netease.com, Inc, ADR*	424,824
246,600	Tencent Holdings, Ltd.	4,012,395

	Total Cayman Islands	4,437,219

	China — 0.3%

3,637,000	China Construction Bank Class H	2,904,888

	Denmark — 0.5%

47,400	Danske Bank AS*	1,240,107
10,484	Novo Nordisk AS	655,617
35,963	Vestas Wind Systems AS*	2,596,702

	Total Denmark	4,492,426

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Egypt — 0.4%

43,933	Commercial International Bank	458,174
14,012	Eastern Tobacco	342,100
8,177	Egyptian Co. for Mobile Services	324,836
18,681	Orascom Construction Industries	799,426
48,550	Orascom Construction Industries, GDR	2,039,100

	Total Egypt	3,963,636

	Finland — 1.7%

162,483	Fortum OYJ	4,161,024
95,074	Kone OYJ	3,490,917
23,379	Neste Oil OYJ	431,264
380,403	Nokia OYJ	5,588,152
22,758	Outokumpu OYJ	427,793
9,026	Rautaruukki OYJ	216,370
23,188	Sampo OYJ Class A	583,314
18,906	Tieto OYJ	375,835

	Total Finland	15,274,669

	France — 8.3%

8,155	Air Liquide	926,793
138,008	AXA SA	3,731,936
157,770	BNP Paribas	12,591,436
21,627	Casino Guichard Perrachon SA	1,713,380
10,470	Cie de Saint-Gobain	542,527
184,384	Credit Agricole SA	3,848,661
9,751	Dassault Systemes SA	542,898
41,400	Electricite de France	2,453,253
9,080	Essilor International	516,887
176,084	France Telecom SA	4,685,638
12,910	GDF Suez	572,627
5,468	Hermes International	806,051
6,460	L’Oreal	641,623
24,300	Lagardere S.C.A.	1,130,579
30,072	LVMH Moet Hennessy Louis Vuitton SA	3,021,112
6,029	Nexans SA	486,719
15,171	Peugeot SA*	462,025
71,052	Renault SA*	3,309,394
148,040	Sanofi-Aventis	10,851,960
71,049	Societe Generale	5,711,877
10,418	Technip SA	664,702
158,079	Total SA	9,382,355
8,448	Unibail-Rodamco REIT	1,752,861
9,831	Vallourec	1,664,043
5,560	Vinci SA	314,192
61,220	Vivendi	1,892,166

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	France — continued

8,007	Wendel	505,196

	Total France	74,722,891

	Germany — 6.7%

4,645	Adidas AG	245,580
27,400	Allianz AG	3,419,118
10,023	Aurubis AG	417,250
78,102	BASF AG	4,133,794
86,543	Bayer AG	5,989,770
16,073	Bayerische Motoren Werke AG	774,124
4,559	Demag Cranes AG	163,532
121,109	Deutsche Bank AG	9,284,076
12,200	Deutsche Lufthansa	215,954
90,410	Deutsche Post AG	1,691,549
298,495	Deutsche Telekom AG	4,070,773
105,286	E.ON AG	4,459,921
23,759	Fresenius Medical Care AG & Co. KGaA	1,181,812
24,283	Hannover Rueckversicherung AG*	1,112,041
22,433	Heidelberger Druckmaschinen AG*	232,483
101,014	Infineon Technologies AG*	569,199
13,428	Kloeckner & Co. SE*	307,370
9,010	Lanxess AG	310,152
39,803	Linde AG	4,309,977
34,700	Metro AG	1,960,366
11,803	MTU Aero Engines Holding AG	558,289
36,525	Muenchener Rueckver AG	5,820,958
33,626	RWE AG	3,119,622
7,786	Salzgitter AG	745,442
44,314	SAP AG	2,155,671
4,811	SGL Carbon AG*	196,621
16,900	Siemens AG	1,563,189
4,466	Software AG	378,621
20,533	Suedzucker AG	415,681
10,085	Thyssenkrupp AG	346,861

	Total Germany	60,149,796

	Greece — 1.1%

126,267	Coca Cola Hellenic Bottling Co. SA	3,357,228
182,357	National Bank of Greece SA*	6,530,504

	Total Greece	9,887,732

	Hong Kong — 1.2%

1,413,800	China Resources Power Holdings Co., Ltd.	3,287,292
193,500	CLP Holdings, Ltd.	1,313,295
2,582,000	CNOOC, Ltd.	3,471,518
37,000	Hong Kong Exchanges and Clearing, Ltd.	670,770
194,000	Hongkong Electric Holdings	1,063,864

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued

1,620,000	Shougang Concord International Enterprises Co., Ltd.	280,102
24,000	Sun Hung Kai Properties, Ltd.	353,649

	Total Hong Kong	10,440,490

	India — 0.5%

9,400	Infosys Technologies, Ltd., Sponsored ADR	455,806
34,891	Jindal Steel & Power, Ltd.	425,756
51,587	Punjab National Bank	855,387
30,250	Reliance Industries, Ltd., GDR * 144A	2,786,025

	Total India	4,522,974

	Indonesia — 0.2%

1,239,400	Bank Mandiri	602,709
23,310	PT Telekomunikasi Indonesia, Sponsored ADR	832,167
153,500	Tambang Batubara Bukit Asam Tbk PT	223,937
255,683	United Tractors Tbk PT	412,690

	Total Indonesia	2,071,503

	Ireland — 0.4%

22,598	CRH Plc (Dublin Exchange)	624,461
13,372	DCC Plc	344,867
78,433	Ryanair Holdings Plc, Sponsored ADR*	2,277,694

	Total Ireland	3,247,022

	Israel — 0.8%

372,000	Bezeq Israeli Telecommunication Corp., Ltd.	797,882
5,200	Cellcom Israel, Ltd.	158,236
28,501	Delek Automotive Systems, Ltd.	335,838
135,160	Israel Chemicals, Ltd.	1,542,538
76,248	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,855,099

	Total Israel	6,689,593

	Italy — 3.3%

18,222	Ansaldo STS Spa	372,625
8,942	Atlantia Spa	216,578
85,938	Bulgari Spa	663,250
721,410	Enel Spa	4,573,828
399,700	ENI Spa	9,978,843
40,323	Fiat Spa (MIL Exchange)*	518,084
488,200	Intesa Sanpaolo Spa*	2,156,862
56,913	Mediaset Spa	397,647
225,187	Parmalat Spa	621,775
16,587	Saipem Spa	498,967
95,661	Snam Rete Gas Spa	464,927
1,496,516	Telecom Italia Spa	2,622,761
1,214,708	Telecom Italia Spa-RNC	1,491,452

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Italy — continued

1,353,814	UniCredito Italiano Spa*	5,283,582

	Total Italy	29,861,181

	Japan — 15.5%

151,700	Aeon Co., Ltd.	1,455,412
56,100	Aiful Corp.	65,790
55,300	Alps Electric Co., Ltd.*	319,935
22,000	Asahi Glass Co., Ltd.	178,143
25,200	Astellas Pharma, Inc.	1,038,566
57,700	Benesse Holdings, Inc.	2,835,539
15,500	Canon, Inc.	628,413
22,900	Chubu Electric Power Co., Inc.	557,570
15,300	Chugai Pharmaceutical Co., Ltd.	317,330
104,000	Chuo Mitsui Trust Holdings, Inc.	386,798
33,500	Culture Convenience Club Co., Ltd.	218,507
42,800	Daiei, Inc.*	174,957
68,000	Daiichi Chuo Kisen Kaisha*	153,415
13,600	Daiichi Sanyko Co., Ltd.	281,463
145,000	Daikyo, Inc.*	336,851
2,900	Daito Trust Construction Co., Ltd.	126,967
70	Dena Co., Ltd.	193,891
7,700	Denso Corp.	227,040
16,300	Don Quijote Co., Ltd.	387,770
75,000	Dowa Holdings Co., Ltd.	455,688
14,700	East Japan Railway Co.	1,060,613
14,600	Eisai Co., Ltd.	551,159
37,100	Elpida Memory, Inc.*	487,705
86,600	FamilyMart Co., Ltd.	2,795,264
41,200	Fast Retailing Co., Ltd.	5,227,364
173,000	Fuji Heavy Industries, Ltd.*	674,340
12,400	Fuji Oil Co., Ltd.	175,471
255,000	Fujitsu, Ltd.	1,671,804
59,000	Furukawa Electric Co., Ltd.	240,520
86,000	GS Yuasa Corp.	787,625
309,000	Haseko Corp.*	303,702
11,200	Hikari Tsushin, Inc.	245,303
25,700	Hitachi High-Technologies Corp.	538,771
183,000	Hitachi, Ltd.*	564,115
186,700	Honda Motor Co., Ltd.	5,765,628
17,100	Ibiden Co., Ltd.	637,896
67	Inpex Holdings, Inc.	573,206
79,000	Iseki & Co., Ltd.*	318,523
19,000	JFE Holdings, Inc.	653,599
3,176	Jupiter Telecommunications Co., Ltd.	3,078,984
142,000	Kajima Corp.	364,774
87	Kakaku.com, Inc.	320,657
45,300	Kao Corp.	1,123,203

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

162,000	Kawasaki Kisen Kaisha, Ltd.*	602,513
292	KDDI Corp.	1,650,215
490	KK DaVinci Advisors*	48,981
176,200	Komatsu, Ltd.	3,310,084
21,500	Konami Corp.	439,437
15,800	Kyocera Corp.	1,469,973
21,200	Kyushu Electric Power	481,845
16,800	Lawson, Inc.	782,443
38,400	Leopalace21 Corp.	309,224
158,000	Marubeni Corp.	799,397
49,500	Matsui Securities Co., Ltd.	404,691
304,000	Mazda Motor Corp.*	682,459
134,000	Mitsubishi Chemical Holdings Corp.	558,240
56,700	Mitsubishi Co.	1,150,022
69,000	Mitsubishi Materials Corp.*	191,121
69,000	Mitsubishi Tanabe Pharma Corp.	922,466
419,400	Mitsubishi UFJ Financial Group, Inc.	2,257,785
11,580	Mitsubishi UFJ Lease & Finance Co., Ltd.	350,498
99,000	Mitsui Fudosan Co., Ltd.	1,679,578
124,000	Mitsui Mining & Smelting Co., Ltd.*	318,535
82,000	Mitsui OSK Lines, Ltd.	487,228
529,700	Mizuho Financial Group, Inc.	1,053,070
47,400	Namco Bandai Holdings, Inc.	486,520
52,000	Nichirei Corp.	206,176
40,800	Nidec Corp.	3,321,963
2,000	Nintendo Co., Ltd.	513,766
23,000	Nippon Denko Co., Ltd.	160,809
351,000	Nippon Electric Glass Co., Ltd.	3,210,689
20,000	Nippon Meat Packers, Inc.	257,776
400,500	Nippon Mining Holdings, Inc.	1,977,115
163,000	Nippon Oil Corp.	917,541
23,600	Nippon Paper Group, Inc.	682,683
98,000	Nippon Sheet Glass Co., Ltd.	328,363
90,300	Nippon Telegraph & Telephone Corp.	4,195,544
51,000	Nippon Yakin Kogyo Co., Ltd.	255,185
324,000	Nippon Yusen KK	1,255,688
756,500	Nissan Motor Company, Ltd.*	5,128,670
6,900	Nissha Printing Co., Ltd.	353,728
13,500	Nisshin Seifun Group, Inc.	189,378
6,150	Nitori Co., Ltd.	525,465
12,500	Nitto Denko Corp.	383,928
76,200	Nomura Holdings, Inc.	470,638
1,239	NTT DoCoMo, Inc.	1,984,393
107,000	Obayashi Corp.	469,660
136,000	OJI Paper Co., Ltd.	615,178
6,400	Ono Pharmaceutical Co., Ltd.	333,814
4,700	Oriental Land Co., Ltd.	331,758
52,880	Orix Corp.	3,236,526

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

309,000	Osaka Gas Co., Ltd.	1,087,117
68,000	Pacific Metals Co., Ltd.	517,206
6,310	Point, Inc.	418,623
4,372	Rakuten, Inc.	2,920,038
42,000	Rengo Co., Ltd.	258,000
81,100	Resona Holdings, Inc.	1,046,189
17,000	Ricoh Company, Ltd.	248,350
7,100	Ryohin Keikaku Co., Ltd.	368,738
12,200	Sankyo Co., Ltd.	765,779
306,000	Sanyo Electric Co., Ltd.*	727,961
34,800	Sega Sammy Holdings, Inc.	453,972
94,700	Seven & I Holdings Co., Ltd.	2,274,027
60	Seven Bank, Ltd.	148,769
181,000	Sharp Corp.	2,017,513
81,900	Shin-Etsu Chemical Co., Ltd.	5,049,288
123,000	Shionogi & Co., Ltd.	2,919,249
26,300	Softbank Corp.	579,549
398,500	Sojitz Corp.	761,082
68,300	Sony Corp.	2,025,314
733	Sony Financial Holdings, Inc.	2,111,361
173,800	Stanley Electric Co., Ltd.	3,532,875
40,900	Sumco Corp.	931,881
53,500	Sumitomo Corp.	552,717
25,000	Sumitomo Electric Industries, Ltd.	327,805
30,000	Sumitomo Light Metal Industries*	30,156
88,000	Sumitomo Metal Industries, Ltd.	217,211
38,000	Sumitomo Metal Mining Co., Ltd.	625,588
46,400	Sumitomo Mitsui Financial Group	1,622,070
168,348	Sumitomo Trust & Banking Co., Ltd. (The)	896,878
201,000	Taisei Corp.	399,598
17,000	Taisho Pharmaceutical Co., Ltd.	344,614
37,000	Taiyo Yuden Co., Ltd.	437,628
22,600	Takeda Pharmaceutical Co., Ltd.	944,033
36,550	Takefuji Corp.	128,998
124,500	Tokyo Electric Power Company	3,274,669
3,700	Tokyo Electron, Ltd.	236,790
218,000	Tokyo Gas Co., Ltd.	908,181
9,200	Tokyo Steel Manufacturing Co., Ltd.	113,028
61,000	Tokyo Tatemono Co., Ltd.	299,090
19,000	TonenGeneral Sekiyu KK	186,106
508,000	Toshiba Corp.*	2,672,340
23,000	Toyo Suisan Kaisha, Ltd.	624,225
28,500	Toyota Motor Corp.	1,136,371
3,400	Unicharm Corp.	323,538
41,800	UNY Co., Ltd.	313,728
3,220	USS Co., Ltd.	192,405

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

950	Yahoo! Japan Corp.	323,616

	Total Japan	138,537,294

	Luxembourg — 1.0%

153,366	ArcelorMittal	5,727,673
39,858	Millicom International Cellular SA*	2,899,271
8,114	Oriflame Cosmetics SA, SDR	414,237

	Total Luxembourg	9,041,181

	Malaysia — 0.0%

20,700	British American Tobacco Malaysia Berhad	263,400
110,600	PLUS Expressways Berhad	106,414

	Total Malaysia	369,814

	Mexico — 0.7%

88,306	America Movil SA de CV Series L, ADR	3,870,452
11,980	Desarrolladora Homex SA de CV, ADR*	452,604
14,920	Fomento Economico Mexicano SA de CV, Sponsored ADR	567,706
94,570	Grupo Mexico SAB de CV*	174,223
47,480	Grupo Televisa SA, Sponsored ADR	882,653
65,860	Kimberly-Clark de Mexico SAB de CV	273,143

	Total Mexico	6,220,781

	Netherlands — 1.8%

142,443	Aegon NV*	1,207,820
14,541	Gemalto NV*	677,277
26,316	Heineken NV	1,211,874
140,072	ING Groep NV*	2,497,867
215,700	Koninklijke Ahold NV	2,591,673
20,668	Koninklijke DSM NV	862,507
61,200	Randstad Holding NV*	2,640,295
228,979	Reed Elsevier NV	2,580,526
33,907	STMicroelectronics NV	319,129
35,621	TomTom NV*	610,228
28,063	Unilever NV	807,882
4,735	Wereldhave NV	465,793

	Total Netherlands	16,472,871

	New Zealand — 0.1%

224,578	Telecom Corp. of New Zealand, Ltd.	432,143
434,500	Telecom Corp. of New Zealand, Ltd. (Australia Exchange)	839,795

	Total New Zealand	1,271,938

	Norway — 0.6%

16,100	DnB NOR ASA*	185,631
112,600	StatoilHydro ASA	2,520,852

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	Norway — continued

470,500	Storebrand ASA*	2,858,371
7,800	Tandberg ASA	185,916

	Total Norway	5,750,770

	Pakistan — 0.0%

143,100	Pakistan Petroleum	325,227

	Papua New Guinea — 0.0%

152,802	Lihir Gold, Ltd.*	377,595

	Philippines — 0.1%

21,470	Philippine Long Distance Telephone Co., Sponsored ADR	1,103,558

	Portugal — 0.6%

449,672	Banco Espirito Santo SA	3,187,834
284,456	Jeronimo Martins SGPS SA	2,488,499

	Total Portugal	5,676,333

	Russia — 0.7%

24,010	LUKOIL OAO, Sponsored ADR	1,301,342
31,450	LUKOIL OAO, Sponsored ADR	1,704,590
79,523	MMC Norilsk Nickel, ADR*	986,085
29,030	Mobile Telesystems, Sponsored ADR	1,401,278
343,185	TNK-BP Holding	559,392
22,625	Uralkali, GDR*	427,386

	Total Russia	6,380,073

	Singapore — 1.2%

474,000	DBS Group Holdings, Ltd.	4,467,350
477,000	Keppel Corp., Ltd.	2,742,060
67,000	Oversea-Chinese Banking Corp., Ltd.	373,266
138,000	Singapore Exchange, Ltd.	824,641
602,000	Singapore Telecommunications, Ltd.	1,388,524
69,000	United Overseas Bank, Ltd.	821,703

	Total Singapore	10,617,544

	South Africa — 0.9%

23,247	Kumba Iron Ore, Ltd.	760,839
41,476	Massmart Holdings, Ltd.	482,331
115,066	Murray & Roberts Holdings	901,243
65,644	Nedbank Group, Ltd.	1,035,230
118,889	Pretoria Portland Cement Co., Ltd.	531,882
408,628	Salam, Ltd.	1,106,033
2,317	Shoprite Holdings, Ltd.	18,958
131,785	Standard Bank Group, Ltd.	1,689,596
31,204	Tiger Brands, Ltd.	619,756

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued

117,191	Truworths International, Ltd.	657,290

	Total South Africa	7,803,158

	South Korea — 1.2%

384	Amorepacific Corp.	275,066
23,800	Hana Financial Group, Inc.	820,098
2,687	Hite Brewery Co., Ltd.	383,124
10,237	KB Financial Group, Inc., ADR*	526,898
21,338	KB Financial Group, Inc.*	1,095,649
8,974	KT&G Corp.	543,810
18,983	LG Electronics, Inc.	2,021,953
6,237	NHN Corp.*	918,412
2,087	S1 Corp. Korea	91,752
1,080	Samsung Electronics, GDR 144A	368,280
2,270	Samsung Electronics Co., Ltd.	1,570,168
27,263	Shinhan Financial Group Co., Ltd.*	1,087,512
23,346	Woongjin Coway Co., Ltd.	749,965

	Total South Korea	10,452,687

	Spain — 2.8%

73,111	Banco Bilbao Vizcaya Argentaria SA	1,296,289
51,968	Banco Popular Espanol SA	520,337
662,031	Banco Santander SA	10,644,596
53,093	Iberdrola SA	520,348
10,479	Inditex SA	600,586
54,469	Red Electrica Corp. SA	2,784,218
37,303	Repsol VPF SA	1,013,634
267,523	Telefonica SA	7,373,028

	Total Spain	24,753,036

	Sweden — 2.3%

100,665	Boliden AB	1,078,217
110,882	Electrolux AB Class B*	2,529,109
39,326	Hennes & Mauritz AB Class B	2,201,696
180,511	Investor AB Class B	3,284,787
81,211	Nordea Bank AB	815,263
26,357	SKF AB	412,720
88,600	Svenska Cellulosa AB	1,197,323
38,031	Svenska Handelsbanken AB Series A	968,063
46,813	Swedbank AB*	445,178
229,861	Tele2 AB	3,040,555
394,719	Telefonaktiebolaget LM Ericsson	3,951,226
44,316	Trelleborg AB Class B*	255,394

	Total Sweden	20,179,531

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 4.4%

2,848	Actelion, Ltd.*	176,619
22,600	Adecco SA	1,200,077
5,313	Baloise Holding AG	506,902
19,110	Compagnie Financiere Richemont SA	539,239
39,377	Credit Suisse Group	2,182,024
209,673	Nestle SA	8,923,201
213,240	Novartis AG	10,655,321
41,501	Roche Holding AG	6,699,193
3,519	SGS SA	4,730,887
3,093	Swatch Group AG Class B	727,607
14,750	Syngenta AG	3,384,547

	Total Switzerland	39,725,617

	Taiwan — 0.4%

412,434	Advanced Semiconductor Engineering, Inc.	339,333
1,063,990	AU Optronics Corp.	1,034,270
86,116	HON HAI Precision Industry Co., Ltd., GDR	706,151
47,250	HTC Corp.	518,827
59,998	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	657,578

	Total Taiwan	3,256,159

	Thailand — 0.1%

27,300	Banpu Co.	349,728
135,800	Kasikornbank Plc	357,689
44,100	PTT Plc	339,231

	Total Thailand	1,046,648

	Turkey — 0.5%

135,161	Akbank TAS	782,040
122,029	KOC Holding AS*	320,189
41,760	Turkcell Iletisim Hizmet AS, ADR	746,251
218,600	Turkiye Garanti Bankasi AS	823,601
338,742	Turkiye Is Bankasi	1,321,831

	Total Turkey	3,993,912

	United Kingdom — 16.2%

117,313	3i Group Plc	541,484
222,937	Aggreko Plc	2,503,011
9,590	Amec Plc	115,800
14,042	Anglo American Plc*	447,589
11,733	Antofagasta Plc	142,522
130,600	Associated British Foods Plc	1,769,172
195,305	AstraZeneca Plc	8,758,604
166,588	Autonomy Corp. Plc*	4,340,186
358,318	Aviva Plc	2,567,953
1,102,807	Barclays Plc*	6,525,965

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

150,582	BG Group Plc	2,617,858
25,360	BHP Billiton Plc	692,757
794,749	BP Plc	7,029,083
72,396	British American Tobacco Plc	2,272,890
523,570	BT Group Plc	1,088,583
114,465	Burberry Group Plc	921,756
51,519	Cadbury Plc	661,647
52,710	Capita Group Plc	609,080
731,544	Centrica Plc	2,943,707
1,062,789	Cobham Plc	3,720,800
92,967	Compass Group Plc	568,430
70,870	Diageo Plc	1,088,121
164,888	Drax Group Plc	1,243,410
663,392	DSG International Plc*	283,816
46,286	Firstgroup Plc	306,252
835,301	G4S Plc	2,947,081
99,599	Game Group Plc	254,392
647,322	Glaxosmithkline Plc	12,728,945
115,456	Home Retail Group	502,076
109,439	HSBC Holdings Plc	1,253,224
44,060	IG Group Holdings Plc	234,797
16,637	Imperial Tobacco Group Plc	481,080
15,161	Kazakhmys Plc	260,421
173,272	Kingfisher Plc	589,994
69,145	Ladbrokes Plc	207,240
2,162,405	Lloyds TSB Group Plc*	3,586,405
31,065	London Stock Exchange Group Plc	425,293
77,007	Marks & Spencer Group Plc	445,967
31,091	National Express Group Plc	237,687
29,872	Next Plc	856,142
188,830	Northern Foods Plc	212,763
178,100	Old Mutual Plc	284,844
47,235	Pearson Plc	582,454
19,172	Provident Financial Plc	278,418
354,624	Prudential Plc	3,411,515
131,641	Reckitt Benckiser Group Plc	6,438,314
293,600	Rolls-Royce Group Plc*	2,210,732
249,101	Royal Dutch Shell Plc Class A	7,118,368
81,728	Royal Dutch Shell Plc Class A	2,331,243
67,842	Royal Dutch Shell Plc Class B	1,883,614
122,167	SABMiller Plc	2,948,402
18,594	Scottish & Southern Energy Plc	348,830
367,590	Smith & Nephew Plc	3,295,208
9,283	Smiths News Plc	17,742
60,400	Stagecoach Group Plc	157,266
237,493	Standard Chartered Plc	5,857,047
686,990	Tesco Plc	4,390,555
213,300	Thomas Cook Group Plc	792,471

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

121,736	Tomkins Plc	367,201
123,063	Travis Perkins Plc	1,639,517
146,700	TUI Travel Plc	597,354
26,060	Unilever Plc	741,054
24,072	United Utilities Plc	175,789
8,429	Vedanta Resources Plc	256,407
5,314,157	Vodafone Group Plc	11,915,874
45,294	Weir Group Plc (The)	490,788
32,723	WH Smith Plc	236,033
88,275	William Hill Plc	248,905
154,332	Wolseley Plc*	3,719,742
261,000	WPP Plc	2,241,601
84,551	Xstrata Plc*	1,247,466

	Total United Kingdom	145,208,737

	United States — 0.1%

7,341	Synthes, Inc.	883,623

	TOTAL COMMON STOCKS (COST $690,810,657)	769,154,055

	PREFERRED STOCKS — 0.3%

	Brazil — 0.2%

19,531	Aes Tiete SA	219,033
14,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	292,995
14,900	Fertilizantes Fosfatados SA	153,048
16,020	Suzano Papel e Celulose SA	168,149
9,700	Telemar Norte Leste SA	316,818
25,000	Usinas Siderurgicas de Minas Gerais SA	655,450

	Total Brazil	1,805,493

	South Korea — 0.1%

2,100	Samsung Electronics Co., Ltd.	878,676

	TOTAL PREFERRED STOCKS (COST $2,642,070)	2,684,169

	RIGHTS — 0.0%

	Belgium — 0.0%

131,738	Fortis, Expires 07/04/14*	—

	France — 0.0%

157,770	BNP Paribas, Ltd., Expires 10/13/09*	341,306

	Sweden — 0.0%

46,813	Swedbank AB, Expires 10/02/09*	92,048

	TOTAL RIGHTS (COST $72,792)	433,354

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Shares	Description	Value ($)

	WARRANTS — 0.3%

	Netherland Antilles — 0.3%

289,898	Bharti Airtel, Ltd., Expires 03/17/11*# 144A	2,522,345

	TOTAL WARRANTS (COST $1,781,178)	2,522,345

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.2%

	Bank Deposits — 1.2%

10,511,174	Euro Time Deposit, 0.01%, due 10/01/09	10,511,174

	TOTAL SHORT-TERM INVESTMENTS (COST $10,511,174)	10,511,174

	TOTAL INVESTMENTS — 87.6% (Cost $705,817,871)	785,305,097

	Other Assets and Liabilities (net) — 12.4%	110,677,320

	NET ASSETS — 100.0%	$895,982,417

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	GDR — Global Depository Receipt

	REIT — Real Estate Investment Trust

	SDR — Swedish Depository Receipt

	* Non-income producing security.

	# Illiquid security. The total market value of the securities at period end is $2,522,345 which represents 0.3% of net assets.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,676,650 or 0.6% of net assets.

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

A summary of outstanding financial instruments at September 30, 2009 is as follows:

Forward Currency Contracts

				Net
				Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)

Buys
10/06/09	ZAR	31,423	$4,088	$(79)
10/07/09	ZAR	44,979	5,875	(78)
10/15/09	AUD	26,696,000	23,536,401	2,291,421
10/15/09	CAD	1,926,000	1,794,447	51,150
10/15/09	CHF	1,590,000	1,532,402	47,433
10/15/09	NOK	96,095,000	16,555,163	1,137,651
10/15/09	NZD	14,159,000	10,233,529	1,064,907
10/15/09	SEK	123,301,000	17,633,969	359,376
10/23/09	AUD	629,000	554,152	34,430
10/23/09	CHF	1,191,000	1,147,910	29,021
10/23/09	CHF	3,533,075	3,405,359	117,050
10/23/09	EUR	2,672,000	3,905,552	100,880
10/23/09	EUR	424,717	620,744	22,030
10/23/09	GBP	1,681,000	2,688,213	(28,577)
10/23/09	JPY	327,015,000	3,652,807	138,722
10/23/09	SEK	5,731,000	819,615	30,527
10/23/09	SEK	25,852,062	3,697,410	140,034
10/23/09	SEK	25,852,062	3,697,410	129,919

				$5,665,817

Sales
10/01/09	CZK	448,572	$25,903	$163
10/01/09	JPY	2,471,929	27,608	(152)
10/06/09	ZAR	34,016	4,486	86
10/15/09	CAD	12,580,000	11,721,100	(859,418)
10/15/09	CHF	2,321,000	2,237,002	(95,700)
10/15/09	EUR	15,762,000	23,039,114	(610,103)
10/15/09	GBP	2,547,000	4,073,320	45,688
10/15/09	JPY	1,124,211,000	12,557,153	(725,682)
10/15/09	NOK	34,901,000	6,012,734	(435,624)
10/15/09	SEK	53,803,000	7,694,694	(788,901)
10/23/09	AUD	629,000	554,207	(25,805)
10/23/09	CAD	2,929,755	2,729,758	(72,239)
10/23/09	EUR	4,998,756	7,306,579	(84,578)
10/23/09	GBP	754,079	1,205,929	51,867
10/23/09	GBP	1,694,932	2,710,548	89,474
10/23/09	HKD	6,990,047	902,034	228
10/23/09	JPY	327,015,000	3,652,863	(98,865)
10/23/09	SGD	692,184	491,166	(8,791)
10/23/09	SGD	2,589,350	1,837,374	(53,743)
1/15/10	EUR	1,627,000	2,377,847	19,277

				$(3,652,818)

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krona
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
7	TOPIX Index	December 2009	$711,287	$(26,225)
21	FTSE MIB Index	December 2009	3,594,606	75,455
5	STOXX 50 Index	December 2009	208,637	3,572
10	DAX Index	December 2009	2,073,437	18,971
100	MCSI EAFE Index	December 2009	7,753,834	(15,500)
21	CAC 40 Index	October 2009	1,165,349	17,339

				$73,612

Sales
31	S&P/ TSE 60 Index	December 2009	$3,917,097	$(18,535)
1	Hang Seng Index	October 2009	134,806	(417)

				$(18,952)

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 93.3%

	Asset Backed Securities — 3.6%

181,303	ACE Securities Corp., Series 2005-SD3, Class A, 0.65%, due 08/25/45†	148,601
49,585	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	39,668
75,158	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	54,114
276,105	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45†	170,061
124,161	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.54%, due 11/25/45†	65,388
331,235	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.55%, due 11/25/34†	214,283
75,000	Atlantic Marine Corp. Communities LLC, Series 2005-3C7, Class I, 5.34%, due 12/01/50 144A	51,944
62,142	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.92%, due 02/28/44†	51,764
126,635	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.88%, due 05/28/44†	99,263
457,841	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	211,572
541,556	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.61%, due 09/25/35†	426,700
107,208	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.65%, due 12/25/42†	85,223
548,694	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.36%, due 10/25/36†	515,648
356,292	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 0.32%, due 12/25/36†	320,951
770,000	Chase Issuance Trust, Series 2009-A7, Class A7, 0.69%, due 09/17/12†	770,738
662,133	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.45%, due 11/25/45† 144A	400,996
44,882	Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	34,110
234,178	Continental Airlines, Inc., 2005-ERJ1, 9.80%, due 04/01/21	185,000
156,599	Continental Airlines, Inc., Series 1998-1, Class A, 6.65%, due 03/15/19	147,204
232,666	Continental Airlines, Inc., Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	179,153
1,340,000	Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF3, 5.67%, due 05/25/36†	550,938
1,310,176	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.70%, due 02/25/37† 144A	481,925
99,880	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.48%, due 12/15/35†	34,748
66,929	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.47%, due 12/15/35†	20,863
505,000	CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A2, 5.02%, due 08/15/38	507,856
109,186	CVS Pass-Through Trust, 5.88%, due 01/10/28	103,219
84,116	CVS Pass-Through Trust, 6.04%, due 12/10/28	81,311
77,300	CVS Pass-Through Trust, 6.94%, due 01/10/30	78,299
220,000	CVS Pass-Through Trust, 9.35%, due 01/10/23# 144A	178,789
1,275,000	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,316,029
70,446	Delta Air Lines, Inc., Series 2000-1, Class A1, 7.38%, due 05/18/10	69,389

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	297,000
262,606	Delta Air Lines, Inc., Series 2007, Class 1A, 6.82%, due 08/10/22	242,910
780,000	Ford Credit Auto Owner Trust, Series 2009-A, Class A2B, 2.24%, due 08/15/11†	785,642
89,499	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.47%, due 07/25/30†	55,880
180,558	GSAMP Trust, Series 2006-S4, Class A1, 0.34%, due 05/25/36†	14,690
605,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A2, 2.22%, due 05/17/10	611,056
510,000	Honda Auto Receivables Owner Trust, Series 2009-3, Class A2, 1.50%, due 08/15/11	513,174
487,500	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.45%, due 05/25/36†	240,257
72,678	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 0.33%, due 11/25/36†	70,454
680,811	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.27%, due 10/25/33†	474,005
129,846	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 0.30%, due 10/25/36†	124,237
410,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, 1.98%, due 04/25/24†	420,855
435,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, due 07/15/11	440,554
315,743	RAAC Series, Series 2006-RP2, Class A, 0.50%, due 02/25/37† 144A	174,902
500,000	Rutland Rated Investments, Series DRYD-1A, Class A1AL, 0.64%, due 06/20/13† 144A	295,980
69,670	SACO I, Inc., Series 2005-7, Class A, 0.53%, due 09/25/35†	43,808
795,999	SACO I, Inc., Series 2006-5, Class 1A, 0.40%, due 04/25/36†	99,869
323,359	SACO I, Inc., Series 2006-6, Class A, 0.38%, due 06/25/36†	30,926
176,311	SLM Student Loan Trust, Series 2006-5, Class A2, 0.49%, due 07/25/17†	176,199
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.80%, due 01/25/18†	543,485
1,440,000	SLM Student Loan Trust, Series 2008-5, Class A4, 2.20%, due 07/25/23†	1,494,645
2,320,876	SLM Student Loan Trust, Series 2008-9, Class A, 2.00%, due 04/25/23†	2,413,111
83,574	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	86,089
684,627	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	755,712
60,059	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	50,036
357,752	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.36%, due 02/25/36† 144A	29,402
470,000	USAA Auto Owner Trust, Series 2009-1, Class A2, 2.64%, due 08/15/11	474,983
2,070,579	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 2.02%, due 05/25/46†	1,035,874
69,825	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.54%, due 07/25/45†	42,308

		19,633,790

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, Senior Note, 4.00%, due 08/15/13† 144A	202,125

	Corporate Debt — 30.0%

30,000	AAC Group Holding Corp., Senior Note, 10.25%, due 10/01/12†† 144A	28,950
85,000	ACCO Brands Corp., 10.63%, due 03/15/15 144A	89,781
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	25,875
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	30,375

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	678,300
800,000	AES Corp. (The), Senior Note, 8.00%, due 10/15/17	809,000
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15	151,500
360,000	Aiful Corp., Senior Note, 5.00%, due 08/10/10 144A	192,628
170,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	130,263
450,000	Alcoa, Inc., 6.00%, due 07/15/13	470,132
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14	187
210,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	223,706
320,000	Amerada Hess Corp., 7.30%, due 08/15/31	360,756
150,000	America Movil SAB de CV, Senior Note, 5.63%, due 11/15/17	155,828
750,000	American Express Co., 8.13%, due 05/20/19	888,553
610,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	527,650
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	2,016,145
350,000	American General Finance Corp., 5.63%, due 08/17/11	294,513
450,000	American General Finance Corp., 6.90%, due 12/15/17	315,164
100,000	American General Finance Corp., 5.40%, due 12/01/15	70,210
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	1,087,647
2,500,000	American International Group, Inc., 8.25%, due 08/15/18	2,127,720
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	230,000
225,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	210,375
260,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	251,550
180,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	199,704
650,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	673,293
700,000	Apache Corp., 5.25%, due 04/15/13	751,552
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	268,644
47,000	ArcelorMittal USA Partnership, 9.75%, due 04/01/14	49,277
370,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	365,837
21,000	Ashtead Capital, Inc., Second Priority Senior Note, 9.00%, due 08/15/16 144A	20,265
210,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21#**** 144A	170,100
300,000	AT&T, Inc., Global Note, 6.50%, due 09/01/37	323,428
1,280,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,400,270
80,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	83,609
120,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	108,600
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49†	13,250
70,000	Bank of America Corp., 8.00%, due 12/29/49†	62,327
330,000	Bank of America Corp., Series M, 8.13%, due 12/29/49†	293,796
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	494,523
2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,669,426
455,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	482,326
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49† 144A	2,047,000
400,000	Barclays Bank Plc, 10.18%, due 06/12/21# 144A	535,257
370,000	Barclays Bank Plc, 5.20%, due 07/10/14	391,249
200,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	201,595
210,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	165,900
245,000	Bausch & Lomb, Inc., Senior Note, 9.88%, due 11/01/15	257,862

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

125,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	128,438
545,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	607,082
1,700,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	1,944,567
25,000	Belvoir Land LLC, 5.27%, due 12/15/47 144A	17,084
160,000	Board of Trustees of The Leland Stanford Junior University (The), 3.63%, due 05/01/14	165,800
280,000	Boeing Co. (The), 4.88%, due 02/15/20	289,415
210,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	168,000
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	26,550
660,000	BP Capital Markets Plc, 5.25%, due 11/07/13	723,652
315,000	BP Capital Markets Plc, Guaranteed Note, 3.13%, due 03/10/12	325,609
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	23,381
220,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	202,400
195,000	Calpine Construction Finance Co., LP and CCFC Finance Corp., 8.00%, due 06/01/16 144A	200,850
250,000	Canadian Natural Resources, Ltd., 6.50%, due 02/15/37	277,377
295,000	CareFusion Corp., 5.13%, due 08/01/14 144A	308,152
25,000	Case Corp., 7.25%, due 01/15/16	24,063
150,000	Case New Holland, Inc., Senior Note, 7.13%, due 03/01/14	147,750
120,000	CCH I Holdings LLC, Senior Accreting Note, 9.92%, due 04/01/14	1,800
70,000	CCH I LLC, Senior Note, 11.00%, due 10/01/15#	13,300
1,320,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18 144A	1,650,941
850,000	Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, due 05/20/11 144A	877,314
130,000	Cenovus Energy, Inc., 6.75%, due 11/15/39 144A	140,549
75,000	Centerpoint Energy, Inc., Senior Note, Series B, 7.25%, due 09/01/10	77,018
430,000	Century Aluminum Co., Senior Note, 7.50%, due 08/15/14	366,575
95,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12 144A	97,138
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	50,738
195,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	185,250
565,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	527,569
110,000	CHS/Community Health Systems, Inc., Senior Note, 8.88%, due 07/15/15	113,025
500,000	CIT Group, Inc., (MTN), 4.25%, due 09/22/11	471,398
80,000	CIT Group, Inc., Senior Note, 5.60%, due 04/27/11	54,490
195,000	CIT Group, Inc., Senior Note, 5.80%, due 07/28/11	132,674
90,000	CIT Group, Inc., Senior Note, 5.40%, due 02/13/12	59,098
1,160,000	Citibank NA, 1.38%, due 08/10/11	1,164,677
1,165,000	Citigroup Funding, Inc., 2.13%, due 07/12/12	1,178,650
455,000	Citigroup Funding, Inc., 1.88%, due 10/22/12	456,218
535,000	Citigroup Funding, Inc., 1.88%, due 11/15/12	535,000
470,000	Citigroup Funding, Inc., 2.25%, due 12/10/12	476,693
100,000	Citigroup, Inc., 0.90%, due 06/28/13†	135,458
300,000	Citigroup, Inc., 1.06%, due 01/16/12†	452,265
390,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	393,965
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	567,348
1,200,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,193,305
720,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	724,434
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	571,564

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	24,700
110,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	41,800
55,000	Clear Channel Communications, Inc., 4.90%, due 05/15/15	21,175
455,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	528,862
270,000	Comcast Corp., 6.50%, due 01/15/17	296,777
870,000	Comcast Corp., 6.50%, due 01/15/15	970,526
65,000	Comcast Corp., 7.05%, due 03/15/33	73,938
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	260,000
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	119,700
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	118,950
195,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	148,200
520,000	ConocoPhillips, 4.60%, due 01/15/15	555,645
530,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	623,751
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	257,551
215,000	Constellation Brands, Inc., Senior Note, 7.25%, due 09/01/16	215,000
75,000	Constellation Brands, Inc., Senior Note, 8.38%, due 12/15/14	78,563
740,000	Cornell University, 4.35%, due 02/01/14	782,803
95,000	Corrections Corp. of America, Senior Note, 6.75%, due 01/31/14	94,406
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	210,614
150,000	COX Communications, Inc., 8.38%, due 03/01/39 144A	185,613
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49†	145,350
475,000	Credit Suisse/New York NY, 5.00%, due 05/15/13(a)	503,117
50,000	Credit Suisse/New York NY, 5.30%, due 08/13/19	51,365
500,000	Credit Suisse/New York NY, Subordinated Note, 6.00%, due 02/15/18	524,338
40,000	Crown Americas LLC and Crown Americas Capital Corp., Guaranteed Senior Note, 7.75%, due 11/15/15	40,900
170,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	178,925
230,000	CVS Caremark Corp., Senior Note, 0.66%, due 06/01/10†	230,212
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	754,829
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	425,612
20,000	DaVita, Inc., 7.25%, due 03/15/15	19,900
140,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	139,300
275,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	177,375
210,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	209,475
400,000	Depfa ACS Bank, 5.13%, due 03/16/37# 144A	302,244
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	533,027
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	329,135
190,000	Deutsche Telekom International Finance BV, Guaranteed Note, 8.50%, due 06/15/10	199,191
500,000	Dexia Credit Local, 2.38%, due 09/23/11 144A	507,080
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	30,750
730,000	Diageo Capital Plc, Guaranteed Note, 7.38%, due 01/15/14	846,785
130,000	DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.75%, due 10/01/14 144A	130,325
110,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 6.38%, due 06/15/15	111,925
30,000	DISH DBS Corp., 7.88%, due 09/01/19 144A	30,450
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	448,183
195,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	196,500
215,000	Domtar Corp., 10.75%, due 06/01/17	241,875
65,000	DR Horton, Inc., Senior Note, 5.63%, due 01/15/16	61,100

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

40,000	DR Horton, Inc., Senior Note, 6.50%, due 04/15/16	39,550
220,000	Dr Pepper Snapple Group, Inc., Senior Note, 6.82%, due 05/01/18	250,506
500,000	Duke Energy Corp., 5.63%, due 11/30/12	552,514
145,000	Dynegy Holdings, Inc., 7.75%, due 06/01/19	124,338
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	16,500
90,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	92,250
195,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	190,125
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	40,500
50,000	Edison Mission Energy, Senior Note, 7.00%, due 05/15/17	42,000
60,000	Edison Mission Energy, Senior Note, 7.75%, due 06/15/16	52,800
245,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	230,912
140,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	114,100
50,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	36,000
150,000	EDP Finance BV, 6.00%, due 02/02/18 144A	162,393
250,000	Eksportfinans ASA, 5.50%, due 06/26/17	268,098
28,000	El Paso Corp., 7.75%, due 01/15/32	25,794
180,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	177,300
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	472,800
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	229,063
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	441,406
150,000	Eli Lilly & Co., 3.55%, due 03/06/12	157,173
1,030,000	Embarq Corp., 6.74%, due 06/01/13	1,117,841
355,000	Energy Future Holdings Corp., Series O, 6.50%, due 11/15/24	165,970
10,000	Energy Future Holdings Corp., Senior Note, 10.88%, due 11/01/17	7,600
2,787,800	Energy Future Holdings Corp., Senior Note, 11.25%, due 12/01/14	1,853,887
243,500	Energy Future Holdings Corp., Senior Note, 11.25%, due 11/01/17	161,927
190,000	Energy Future Holdings Corp., Senior Note, Series P, 5.55%, due 11/15/14	130,615
945,000	Energy Future Holdings Corp., Senior Note, Series R, 6.55%, due 11/15/34	429,797
860,000	Energy Transfer Partners, LP, 9.00%, due 04/15/19	1,035,758
100,000	Enterprise Products Operating LLC, 6.13%, due 10/15/39	101,383
140,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/37†	96,600
9,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	9,739
485,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	545,209
175,000	Florida Power & Light Co., 5.95%, due 02/01/38	199,329
75,000	Florida Power Corp., 6.40%, due 06/15/38	89,041
130,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17	126,750
130,000	FMG Finance Pty, Ltd., 10.00%, due 09/01/13 144A	138,450
135,000	FMG Finance Pty, Ltd., Senior Secured Noted, 10.63%, due 09/01/16 144A	150,187
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	168,612
750,000	Ford Motor Co., 6.63%, due 10/01/28	543,750
110,000	Ford Motor Co., 7.13%, due 11/15/25	83,050
380,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	309,700
360,000	Ford Motor Credit Co., 7.38%, due 10/28/09	360,099
916,000	Ford Motor Credit Co., 8.00%, due 12/15/16	850,959
700,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	772,143
55,000	Ford Motor Credit Co., Global Note, 7.00%, due 10/01/13	51,667
190,000	France Telecom, 4.38%, due 07/08/14	199,388
805,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	857,513

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

25,000	Freescale Semiconductor, Inc., Senior Note, 8.88%, due 12/15/14	19,250
50,000	Frontier Communications Co., Senior Note, 7.13%, due 03/15/19	47,375
240,000	Frontier Communications Corp., 7.05%, due 10/01/46	185,400
1,345,000	General Electric Capital Corp., 2.25%, due 03/12/12	1,370,099
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,030,061
960,000	General Electric Capital Corp., 6.00%, due 08/07/19	975,661
700,000	General Electric Capital Corp., 2.63%, due 12/28/12	717,740
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	712,716
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,095,205
780,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	855,958
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	216,025
150,000	Glitnir Banki HF, 6.33%, due 07/28/11# 144A	37,500
290,000	Glitnir Banki HF, 6.38%, due 09/25/12# 144A	72,500
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16# 144A	192
480,000	GMAC, Inc., 8.00%, due 11/01/31	384,607
717,000	GMAC, Inc., 7.75%, due 01/19/10 144A	719,689
169,000	GMAC, Inc., 7.50%, due 12/31/13 144A	149,565
1,507,000	GMAC, Inc., Senior Guaranteed Note, 6.88%, due 09/15/11 144A	1,439,185
144,000	GMAC, Inc., Subordinated Note, 8.00%, due 12/31/18 144A	110,160
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49†	21,750
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,153,473
200,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	210,731
210,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	223,142
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,754,037
330,000	Goldman Sachs Group (The), Inc., Senior Note, 4.50%, due 06/15/10	338,547
115,000	Goodyear Tire & Rubber Co. (The), 10.50%, due 05/15/16	125,350
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	14,775
140,000	Harrah’s Operating Co., Inc., 10.00%, due 12/15/18 144A	112,000
245,000	Harrah’s Operating Co., Inc., Senior Note, 10.75%, due 02/01/16	199,062
45,000	Harrah’s Operating Co., Inc., Senior Secured Note, 10.00%, due 12/15/18 144A	36,000
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	156,748
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49† 144A	63,800
600,000	HBOS Plc, 5.38%, due 12/29/49† 144A	393,000
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	94,754
7,000	HCA Inc., 6.30%, due 10/01/12	6,755
570,000	HCA, Inc., 6.50%, due 02/15/16	508,725
9,000	HCA, Inc., 6.25%, due 02/15/13	8,640
20,000	HCA, Inc., 5.75%, due 03/15/14	17,750
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14	20,700
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16	186,525
67,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	69,848
175,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	175,875
250,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	253,750
40,000	Hess Corp., 7.88%, due 10/01/29	46,979
600,000	Hess Corp., 6.65%, due 08/15/11	644,147
335,000	Hewlett-Packard Co., 2.25%, due 05/27/11	341,393
195,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	186,712

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

115,000	Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, Second Priority Secured Senior Note, 9.75%, due 11/15/14	99,475
100,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Note, 9.00%, due 06/01/16 144A	99,750
200,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	186,500
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	228,000
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	441,178
300,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22†	248,605
270,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	259,200
25,000	Inergy, LP/Inergy Finance Corp., Senior Note, 8.75%, due 03/01/15 144A	25,813
125,000	Innophos, Inc., Senior Subordinated Note, 8.88%, due 08/15/14	126,875
80,000	Intelsat Corp., 9.25%, due 08/15/14	82,400
20,000	Intelsat Jackson Holdings, Ltd., 9.50%, due 06/15/16	21,100
115,000	Interface, Inc., 11.38%, due 11/01/13 144A	125,350
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	196,650
300,000	International Lease Finance Corp., 5.75%, due 06/15/11	273,372
300,000	International Lease Finance Corp., 0.86%, due 07/13/12†	235,801
115,000	Inverness Medical Innovations, Inc., 9.00%, due 05/15/16	114,569
120,000	Invista, Senior Note, 9.25%, due 05/01/12 144A	120,600
160,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	143,200
100,000	iStar Financial, Inc. REIT, Series 1, 5.88%, due 03/15/16	56,000
345,000	Japan Finance Corp., 2.00%, due 06/24/11	349,557
575,000	JPMorgan Chase & Co., 2.20%, due 06/15/12	585,221
1,550,000	JPMorgan Chase & Co., 7.90%, due 04/29/49†	1,492,800
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,069,970
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	222,863
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,520,034
290,000	JPMorgan Chase Bank NA, 6.00%, due 10/01/17	305,492
300,000	JPMorgan Chase Bank NA, 0.63%, due 06/13/16†	279,469
310,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	326,110
180,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	141,300
150,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Secured Note, 11.50%, due 05/01/13	159,000
250,000	KAR Holdings, Inc., Senior Subordinated Note, 10.00%, due 05/01/15	252,500
1,680,000	Kaupthing Bank HF, 7.63%, due 02/28/15# 144A	365,400
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16# 144A	250
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	669,439
1,000,000	Keycorp, 6.50%, due 05/14/13	1,024,490
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	32,784
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	42,434
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	62,776
780,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	816,377
310,000	Koninklijke KPN NV, 8.00%, due 10/01/10	329,276
90,000	Koppers Holdings, Inc., Senior Note, Step-Up, 0.00%, due 11/15/14††	90,675
165,000	Koppers, Inc., Senior Secured Note, 9.88%, due 10/15/13	171,187
560,000	Kraft Foods, Inc., 6.50%, due 08/11/17	606,716
725,000	Kreditanstalt fuer Wiederaufbau, 2.25%, due 04/16/12	737,998
700,000	Kreditanstalt fuer Wiederaufbau, Global Note, 3.50%, due 03/10/14	729,028
600,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	664,800

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

60,000	Lamar Media Corp., Senior Subordinated Note, Series C, 6.63%, due 08/15/15	55,200
245,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	229,075
5,000	Lamar Media Corp., Senior Subordinated Note, Series B, 6.63%, due 08/15/15	4,600
140,000	Land O’Lakes Capital Trust I, 7.45%, due 03/15/28 144A	122,500
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11# 144A	16,675
570,000	LeasePlan Corp. NV, 3.00%, due 05/07/12 144A	583,434
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49††††	47
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17††††	27
150,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14††††	26,250
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17††††	89
85,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	75,331
225,000	Liberty Mutual Group, Inc., Series A, 7.80%, due 03/07/87 144A	174,375
180,000	LINN Energy LLC, 9.88%, due 07/01/18	183,600
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,790,807
150,000	Mandalay Resort Group, Senior Note, 6.38%, due 12/15/11	135,000
170,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Series B, 8.50%, due 07/15/16	169,150
215,000	Massey Energy Co., Senior Note, 6.88%, due 12/15/13	208,550
350,000	Merna Reinsurance, Ltd., Series B, 2.35%, due 07/07/10† 144A	340,445
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	197,165
700,000	Merrill Lynch & Co., Inc., 1.13%, due 05/30/14†	924,443
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	823,727
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	27,408
75,000	Metlife, Inc., Senior Secured Note, Series B, 7.72%, due 02/15/19	88,448
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	481,600
45,000	MetroPCS Wireless, Inc., 9.25%, due 11/01/14	46,238
145,000	MetroPCS Wireless, Inc., Senior Note, 9.25%, due 11/01/14	148,988
175,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	174,395
175,000	Metropolitan Life Global Funding I, 5.13%, due 06/10/14 144A	183,011
400,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	415,063
15,000	MGM Mirage, 10.38%, due 05/15/14 144A	16,088
35,000	MGM Mirage, 11.13%, due 11/15/17 144A	38,413
145,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	113,825
90,000	MGM Mirage, Senior Note, 5.88%, due 02/27/14	71,100
180,000	MGM Mirage, Senior Note, 6.63%, due 07/15/15	139,950
200,000	MGM Mirage, Senior Note, 7.50%, due 06/01/16	156,000
150,000	Midamerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	170,481
265,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	220,612
75,000	Mohegan Tribal Gaming Authority, Senior Note, 8.00%, due 04/01/12	63,938
940,000	Monumental Global Funding, Ltd., (MTN), 0.42%, due 06/16/10† 144A	920,570
75,000	Moog, Inc., 7.25%, due 06/15/18	72,375
100,000	Morgan Stanley, 5.63%, due 09/23/19	98,515
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	1,087,314
930,000	Morgan Stanley, 5.63%, due 01/09/12	985,952
975,000	Morgan Stanley, 0.79%, due 01/09/12†	949,458
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,059,143
125,000	Morgan Stanley, (MTN), Series F, 6.25%, due 08/28/17	130,310
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	963,747

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

130,000	Morgan Stanley, (MTN), Series F, 0.96%, due 10/18/16†	116,276
1,500,000	Morgan Stanley, Senior Note, 6.00%, due 04/28/15	1,590,333
1,895,000	Motors Liquidation Co., 8.38%, due 07/15/33	317,412
100,000	Motors Liquidation Co., Senior Note, 8.25%, due 07/15/23	16,000
130,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	113,913
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/99†	92,502
54,000	Nalco Co., Senior Note, 7.75%, due 11/15/11	54,270
279,826	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	240,650
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	51,243
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	31,352
110,000	Nordic Telephone Co. Holdings ApS, Senior Note, 8.88%, due 05/01/16 144A	114,400
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	75,487
280,000	Nortek, Inc., Senior Secured Note, 10.00%, due 12/01/13	287,000
520,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	452,400
210,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	206,850
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	38,800
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	97,000
600,000	Occidental Petroleum Corp., Senior Note, 7.00%, due 11/01/13	693,792
190,000	Offshore Logistics, Inc., Senior Note, 6.13%, due 06/15/13	182,637
75,000	OPTI Canada, Inc., Guaranteed Senior Note, 8.25%, due 12/15/14	58,500
70,000	OPTI Canada, Inc., Guaranteed Senior Note, 7.88%, due 12/15/14	53,900
650,000	Oracle Corp., 3.75%, due 07/08/14	675,985
20,000	Owens-Brockway Glass Container, Inc., Senior Secured Note, 6.75%, due 12/01/14	19,900
10,000	Pacific Energy Partners, LP / PAA Finance Corp., Senior Note, 7.13%, due 06/15/14	10,356
720,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	803,598
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	10,993
30,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	30,450
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	586,115
250,000	Petrobras International Finance Co., 6.13%, due 10/06/16	268,125
205,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 6.75%, due 05/01/14 144A	192,956
130,000	PHI, Inc., Senior Note, 7.13%, due 04/15/13	122,688
90,000	Philip Morris International, Inc., 5.65%, due 05/16/18	95,961
100,000	Philip Morris International, Inc., 6.88%, due 03/17/14	114,347
225,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	200,250
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	30,900
275,000	Prudential Financial, Inc., 4.75%, due 09/17/15	273,421
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	19,850
45,000	Qwest Corp., 7.50%, due 10/01/14	45,675
100,000	Qwest Corp., 6.88%, due 09/15/33	81,500
55,000	Qwest Corp., Senior Note, 6.50%, due 06/01/17	51,975
220,000	Rabobank Nederland NV, 11.00%, due 12/29/49† 144A	271,700
175,000	RailAmerica, Inc., 9.25%, due 07/01/17 144A	184,187
150,000	Range Resources Corp., Senior Subordinated Note, 7.38%, due 07/15/13	151,875
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14	28,125
305,000	RBS Global, Inc./Rexnord LLC, 9.50%, due 08/01/14	297,375
310,000	Realogy Corp. Senior Subordinated Note, 12.38%, due 04/15/15	172,825
220,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	271,488

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

239,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 8.38%, due 12/15/13	242,585
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49† 144A	490,238
115,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	119,728
36,000	RH Donnelley, Inc., 11.75%, due 05/15/15 144A	20,520
1,010,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,241,939
165,000	River Rock Entertainment Authority, Senior Note, 9.75%, due 11/01/11	152,625
300,000	Roche Holdings, Inc., Guaranteed Note, 5.00%, due 03/01/14 144A	324,645
240,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	267,641
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	43,281
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	22,483
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	63,478
140,000	Royal Bank of Scotland Group Plc, 5.05%, due 01/08/15	125,734
100,000	Royal Bank of Scotland Group Plc, Series U, 7.64%, due 03/31/43†	49,058
170,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	153,920
110,000	Royal Bank of Scotland Group Plc, 5.00%, due 11/12/13	100,963
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49† 144A	104,130
150,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	143,985
175,000	SandRidge Energy, Inc., 9.88%, due 05/15/16 144A	183,312
135,000	Satelites Mexicanos SA de CV, 9.03%, due 11/30/11†	112,725
70,000	SemGroup, LP, Senior Note, 8.75%, due 11/15/15# 144A	4,900
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	98,725
10,000	Service Corp. International/US, Senior Note, 7.63%, due 10/01/18	10,125
350,000	Shell International Finance BV, 4.00%, due 03/21/14	368,021
410,000	Shinsei Finance Cayman, Ltd., 6.42%, due 01/29/49† 144A	215,487
75,000	SLM Corp., 5.63%, due 08/01/33	47,193
690,000	SLM Corp., 5.38%, due 05/15/14	528,617
700,000	SLM Corp., 4.75%, due 03/17/14	767,392
10,000	SLM Corp., 5.00%, due 04/15/15	7,460
335,000	SLM Corp., (MTN), 5.00%, due 10/01/13	266,908
225,000	SLM Corp., (MTN), 0.80%, due 01/27/14†	142,115
65,000	Smithfield Foods, Inc., 10.00%, due 07/15/14 144A	68,575
240,000	Smithfield Foods, Inc., Senior Note, 7.00%, due 08/01/11	231,600
690,000	Societe Financement de l’Economie Francaise, 3.38%, due 05/05/14 144A	709,191
100,000	Southern California Edison Co., Series 2, 5.95%, due 02/01/38	113,902
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	76,000
60,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	54,000
1,050,000	Sprint Nextel Corp., 6.00%, due 12/01/16	942,375
135,000	Station Casinos, Inc., 7.75%, due 08/15/16#	41,175
90,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	27,000
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	96,250
15,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	15,225
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	71,562
70,000	Suburban Propane Partners, 6.88%, due 12/15/13	69,563
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	11,550
196,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	198,940
110,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	112,750
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36†	348,904

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

99,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49†	65,835
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	2,033,371
425,000	Svenska Handelsbanken AB, 2.88%, due 09/14/12 144A	426,368
1,400,000	Swedbank AB, 3.00%, due 12/22/11 144A	1,433,669
150,000	Swift Energy Co., Senior Note, 7.63%, due 07/15/11	150,000
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 8.25%, due 07/01/16	90,725
145,000	Targa Resources, Inc., 8.50%, due 11/01/13	137,025
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	12,081
20,000	Teck Resources, Ltd., 9.75%, due 05/15/14	22,100
50,000	Teck Resources, Ltd., 10.25%, due 05/15/16	56,750
95,000	Teck Resources, Ltd., 10.75%, due 05/15/19	110,913
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	238,430
270,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	279,881
205,000	Telefonica Emisiones SAU, 5.98%, due 06/20/11	218,517
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	84,346
515,000	TELUS Corp., 8.00%, due 06/01/11	560,586
40,000	Tenet Healthcare Corp., 8.88%, due 07/01/19 144A	42,400
80,000	Tenet Healthcare Corp., Senior Secured Note, 9.00%, due 05/01/15 144A	84,000
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	22,827
255,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	253,725
370,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	364,450
45,000	Texas Industries, Inc., 7.25%, due 07/15/13	43,425
140,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	135,100
215,000	Textron Financial Corp., 5.40%, due 04/28/13	211,277
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	781,410
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	185,275
90,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	111,060
10,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	12,108
260,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	277,993
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	98,048
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	289,271
130,000	Time Warner, Inc., 6.88%, due 05/01/12	143,191
40,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	38,000
330,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	304,029
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	349,184
810,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37†	713,191
1,050,000	Tyco International Finance SA, 6.00%, due 11/15/13	1,126,979
80,000	Tyco International Finance SA, Guaranteed Note, 6.75%, due 02/15/11	84,314
90,000	Tyco International Finance SA, Senior Note, 6.38%, due 10/15/11	97,067
50,000	Tyco International, Ltd. / Tyco International Finance SA, 6.88%, due 01/15/21	56,235
1,000,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	1,017,979
175,000	Unisys Corp., 14.25%, due 09/15/15 144A	181,125
1,500,000	United Arab Emirates, 5.50%, due 08/02/12 144A	1,590,739
660,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	708,188
30,000	United Rentals North America, Inc., Senior Note, 6.50%, due 02/15/12	30,225
180,000	United Rentals North America, Inc., Senior Subordinated Note, 7.75%, due 11/15/13	162,000
20,000	United Rentals North America, Inc., Senior Subordinated Note, 7.00%, due 02/15/14	17,500

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18	91,376
60,000	United States Steel Corp., Senior Note, 5.65%, due 06/01/13	58,800
237,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14	155,235
245,000	USG Corp., 6.30%, due 11/15/16	209,475
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	404,442
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	220,550
110,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 6.50%, due 06/01/16	107,250
50,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 9.00%, due 05/01/12	52,750
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 04/01/17	44,325
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	118,998
125,000	Verizon Communications, Inc., 6.35%, due 04/01/19	138,283
400,000	Verizon Communications, Inc., 8.75%, due 11/01/18	500,523
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	306,984
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	93,568
105,000	Vodafone Group Plc, 7.75%, due 02/15/10	107,635
440,000	Vodafone Group Plc, 4.15%, due 06/10/14	452,327
1,500,000	Wachovia Bank NA, 0.63%, due 03/15/16†	1,338,088
360,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	253,800
1,000,000	Wachovia Corp., 5.30%, due 10/15/11	1,060,004
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	731,882
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	650,648
730,000	WellPoint, Inc., 5.88%, due 06/15/17	771,695
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	137,332
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	1,015,168
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	305,375
30,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	28,350
330,000	Weyerhaeuser Co., 6.75%, due 03/15/12	343,980
590,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	604,225
140,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	143,850
295,000	Windstream Holding of the Midwest, Inc., 6.75%, due 04/01/28	214,437
75,000	Wyeth, 6.00%, due 02/15/36	83,493
510,000	Wyeth, 5.95%, due 04/01/37	563,619
285,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	276,450
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	421,557
30,000	XTO Energy, Inc., Senior Note, 6.25%, due 08/01/17	32,436
290,000	XTO Energy, Inc., Senior Note, 5.65%, due 04/01/16	303,507
40,000	XTO Energy, Inc., Senior Note, 6.75%, due 08/01/37	44,645

		165,760,928

	Mortgage Backed Securities — 44.1%

508,456	American Home Mortgage Assets, Series 2006-6, Class A1A, 0.44%, due 11/25/36†	240,897
282,074	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A3, 6.09%, due 06/11/35	286,818
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	736,933
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45†	204,559

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

218,616	Banc of America Funding Corp., Series 2005-E, Class 8A1, 3.43%, due 06/20/35†	99,342
435,619	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.44%, due 02/25/35†	339,612
870,246	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 0.35%, due 02/25/47†	496,096
106,247	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.64%, due 07/25/34†	94,361
141,660	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32†	145,618
520,000	Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.46%, due 10/15/36	548,702
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	59,039
610,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, 5.62%, due 03/11/39†	590,078
460,932	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35†	350,446
21,956	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 0.70%, due 09/25/34†	18,977
354,999	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	285,184
154,489	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.58%, due 11/20/35†	83,534
122,071	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.51%, due 12/25/35†	68,295
78,625	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 0.52%, due 11/25/35†	38,094
646,673	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.44%, due 03/20/47†	327,880
195,299	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.34%, due 11/25/36†	181,080
336,521	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 0.35%, due 01/25/37†	304,811
103,027	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A1A, 0.34%, due 11/25/36†	102,100
278,735	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 0.79%, due 02/25/35†	175,805
123,764	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.54%, due 04/25/35†	66,957
115,323	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.55%, due 05/25/35†	61,091
139,821	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.65%, due 09/25/35† 144A	92,934
511,182	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-16, Class A1, 6.50%, due 10/25/37	419,203
290,352	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, due 10/25/21	193,601
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 6.00%, due 09/15/39†	345,831

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

590,000	CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, due 04/15/37	623,853
320,000	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	331,507
1,000,000	CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38†	975,152
520,680	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-OA1, Class A1, 0.45%, due 02/25/47†	251,954
186,507	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31†	186,483
857,425	FHLMC, 5.50%, due 08/01/38	898,819
57,439	FHLMC, 5.50%, due 10/01/35	60,350
856,271	FHLMC, 5.50%, due 12/01/36	898,326
53,956	FHLMC, 5.50%, due 05/01/35	56,690
1,100,000	FHLMC, 5.00%, due 03/01/18	1,151,047
1,516,474	FHLMC, 5.60%, due 02/01/37†	1,602,877
1,463,420	FHLMC Gold Pool, 5.50%, due 12/01/37	1,535,296
880,682	FHLMC Gold Pool, 5.50%, due 04/01/38	923,248
477,346	FHLMC Gold Pool, 5.50%, due 11/01/35	501,536
6,885,019	FHLMC Gold Pool, 5.50%, due 09/01/38	7,223,174
1,700,325	FHLMC Gold Pool, 5.50%, due 09/01/38	1,782,412
240,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A3, 4.32%, due 12/25/15	249,625
124,052	FHLMC Non Gold Pool, 5.90%, due 05/01/37†	131,809
187,955	FHLMC Non Gold Pool, 6.43%, due 09/01/36†	200,299
370,150	FHLMC Non Gold Pool, 5.39%, due 05/01/36†	387,683
599,582	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 2.61%, due 07/25/44†	589,054
5,600,000	FHLMC TBA, 5.00%, due 09/01/34	5,786,374
600,000	FHLMC TBA, 5.50%, due 07/01/34	628,031
653,565	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.62%, due 02/01/37†	321,752
200,000	FNMA, 6.00%, due 01/01/35	211,031
1,247,653	FNMA, 5.00%, due 06/01/35	1,294,297
2,664,476	FNMA, 5.00%, due 02/01/36	2,762,423
5,400,000	FNMA, 4.50%, due 05/01/37	5,470,875
319,553	FNMA, 5.50%, due 02/01/36	335,198
487,354	FNMA, 5.00%, due 12/01/36	504,584
83,419	FNMA, 6.00%, due 07/01/38	88,138
1,278,679	FNMA, 4.50%, due 12/01/20	1,339,954
905,536	FNMA, 5.00%, due 05/01/38	936,934
437,930	FNMA, 5.00%, due 07/01/38	453,115
1,180,327	FNMA, 5.00%, due 04/01/38	1,221,252
1,655,116	FNMA, 5.50%, due 06/01/38	1,734,079
925,169	FNMA, 5.00%, due 04/01/38	957,247
401,043	FNMA, 5.50%, due 02/01/35	421,994
826,720	FNMA, 5.50%, due 10/01/35	868,874
349,566	FNMA, 5.50%, due 12/01/18	374,172
549,000	FNMA, 5.00%, due 07/01/35	569,182

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

35,626	FNMA, 5.00%, due 12/01/35	36,936
593,135	FNMA, 5.00%, due 09/01/35	614,939
109,469	FNMA, 6.00%, due 11/01/21	116,969
1,167,087	FNMA, 5.00%, due 12/01/35	1,209,990
147,725	FNMA, 5.00%, due 12/01/35	153,156
221,305	FNMA, 5.50%, due 03/01/21	234,808
654,010	FNMA, 5.50%, due 04/01/36	686,029
46,109	FNMA, 6.50%, due 04/01/36	49,396
874,184	FNMA, 5.50%, due 03/01/36	916,982
625,413	FNMA, 6.00%, due 09/01/36	661,901
90,536	FNMA, 6.00%, due 09/01/36	95,818
1,093,839	FNMA, 6.00%, due 05/01/36	1,157,658
132,981	FNMA, 6.00%, due 08/01/36	140,740
719,007	FNMA, 5.50%, due 08/01/37	755,219
406,482	FNMA, 6.00%, due 08/01/36	430,197
579,882	FNMA, 6.00%, due 11/01/36	613,715
765,893	FNMA, 5.50%, due 11/01/36	803,390
1,877,237	FNMA, 5.00%, due 07/01/35	1,947,418
2,844,297	FNMA, 6.00%, due 10/01/38	3,005,195
13,215,096	FNMA, 5.00%, due 02/01/38	13,700,889
1,538,462	FNMA, 6.00%, due 10/01/38	1,625,491
3,177,812	FNMA, 6.00%, due 11/01/38	3,357,577
192,596	FNMA, 5.50%, due 05/01/37	201,875
37,767	FNMA, 6.00%, due 04/01/38	39,935
1,792,323	FNMA, 5.50%, due 05/01/38	1,878,672
79,108	FNMA, 6.00%, due 10/01/38	83,649
74,913	FNMA, 5.50%, due 04/01/37	78,522
58,550	FNMA, 5.50%, due 05/01/37	61,371
58,244	FNMA, 5.50%, due 05/01/37	61,050
152,666	FNMA, 5.50%, due 05/01/37	160,021
44,206	FNMA, 5.50%, due 05/01/37	46,336
163,602	FNMA, 5.50%, due 06/01/37	171,484
60,288	FNMA, 6.00%, due 07/01/37	63,749
1,796,704	FNMA, 6.00%, due 10/01/37	1,899,846
929,441	FNMA, 6.00%, due 08/01/37	982,797
1,708,314	FNMA, 6.00%, due 09/01/37	1,806,382
822,365	FNMA, 6.00%, due 10/01/37	869,574
719,186	FNMA, 6.00%, due 10/01/37	760,472
1,765,958	FNMA, 6.00%, due 11/01/37	1,867,335
906,734	FNMA, 6.00%, due 07/01/38	958,026
717,121	FNMA, 6.00%, due 09/01/38	757,687
148,447	FNMA, 6.00%, due 05/01/38	156,844
1,683,232	FNMA, 6.00%, due 10/01/38	1,778,450
718,018	FNMA, 6.00%, due 10/01/38	758,636
1,944,859	FNMA, 4.00%, due 05/01/24	1,982,142
979,604	FNMA, 4.00%, due 05/01/24	998,383
5,899,995	FNMA, 4.00%, due 08/01/39	5,851,443
16,000,000	FNMA, 4.50%, due 09/01/39	16,233,333

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

475,108	FNMA, 5.00%, due 03/01/23	499,272
65,596	FNMA, 5.50%, due 12/01/32	69,044
3,889,363	FNMA, 5.50%, due 01/01/37	4,079,779
205,744	FNMA, 5.50%, due 04/01/36	214,917
722,410	FNMA, 5.50%, due 07/01/33	760,148
25,560	FNMA, 5.50%, due 05/25/27	26,044
177,168	FNMA, 6.00%, due 02/01/34	188,556
201,971	FNMA, 6.00%, due 08/01/34	214,954
42,430	FNMA, 5.50%, due 09/01/19	45,310
335,517	FNMA, 5.50%, due 10/01/18	359,134
548,290	FNMA, 5.50%, due 06/01/20	586,884
59,025	FNMA, 6.00%, due 10/01/35	62,754
6,120,564	FNMA, 5.00%, due 03/01/36	6,345,559
549,443	FNMA, 5.50%, due 06/01/20	588,118
80,324	FNMA, 6.00%, due 09/01/36	85,010
155,269	FNMA, 6.00%, due 08/01/37	164,182
2,106,376	FNMA, 6.00%, due 08/01/37	2,227,295
424,990	FNMA, 6.50%, due 10/01/37	455,023
60,805	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	57,327
149,992	FNMA, Series 2005-47, Class PA, 5.50%, due 09/25/24	150,643
97,382	FNMA, Series 2005-68, Class PC, 5.50%, due 07/25/35	104,246
4,600,000	FNMA TBA, 5.00%, due 05/01/36	4,751,657
300,000	FNMA TBA, 5.00%, due 05/01/34	308,766
5,300,000	FNMA TBA, 5.50%, due 11/01/19	5,605,577
200,000	FNMA TBA, 5.50%, due 05/01/34	209,219
1,500,000	FNMA TBA, 6.50%, due 04/01/34	1,603,359
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	771,013
137,541	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33†	138,101
107,842	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33†	110,587
135,743	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	141,133
37,279	GNMA, 5.00%, due 12/15/34	38,819
883,030	GNMA, 5.50%, due 02/15/35	931,045
209,747	GNMA, 5.00%, due 04/15/35	218,182
223,955	GNMA, 5.00%, due 11/15/35	232,962
246,044	GNMA, 5.00%, due 04/15/35	255,940
402,801	GNMA, 5.00%, due 08/15/33	419,945
334,578	GNMA, 5.00%, due 05/15/34	348,400
253,036	GNMA, 5.00%, due 09/15/35	263,213
397,968	GNMA, 5.00%, due 06/15/35	413,974
332,720	GNMA, 5.00%, due 09/15/35	346,102
199,708	GNMA, 6.50%, due 10/15/32	215,772
174,781	GNMA, 5.00%, due 12/15/35	181,811
2,792,695	GNMA I Pool, 6.00%, due 09/15/38	2,954,584
949,526	GNMA I Pool, 6.00%, due 02/15/38	1,004,568

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

941,674	GNMA I Pool, 6.00%, due 08/15/38	996,261
273,656	GNMA I Pool, 6.00%, due 12/15/38	289,827
1,528,129	GNMA I Pool, 6.00%, due 10/15/38	1,616,713
703,389	GNMA I Pool, 6.00%, due 05/15/37	744,273
421,893	GNMA I Pool, 6.00%, due 07/15/38	446,813
471,671	GNMA I Pool, 6.00%, due 07/15/38	499,532
681,859	GNMA I Pool, 6.00%, due 10/15/38	721,386
1,000,000	GNMA I Pool, 6.00%, due 11/15/38	1,057,969
1,075,367	GNMA I Pool, 6.00%, due 09/15/39	1,137,705
5,999,998	GNMA I Pool, 6.00%, due 04/15/38	6,347,811
399,798	GNMA I Pool, 6.00%, due 10/15/38	422,974
361,160	GNMA I Pool, 6.00%, due 09/15/38	382,096
614,553	GNMA I Pool, 6.00%, due 09/15/38	650,178
578,108	GNMA I Pool, 6.00%, due 09/15/38	611,620
452,295	GNMA I Pool, 6.00%, due 05/15/38	478,514
1,211,381	GNMA I Pool, 6.00%, due 03/15/38	1,281,603
1,900,000	GNMA II Pool, 5.00%, due 08/01/36	1,964,733
1,600,000	GNMA II Pool, 4.00%, due 12/01/47	1,574,499
900,000	GNMA Pool I, 5.00%, due 12/01/37	931,360
87,516	GNMA Pool I, 7.50%, due 03/15/17	98,181
10,048,475	GNMA Pool I, 6.00%, due 09/15/38	10,642,114
443,690	GNMA Pool I, 5.00%, due 09/15/35	461,534
61,926	GNMA Pool I, 5.00%, due 04/15/36	64,291
3,283,863	GNMA Pool I, 6.00%, due 08/15/38	3,474,225
150,776	GNMA Pool I, 6.00%, due 01/15/38	159,517
4,426,142	GNMA Pool I, 6.00%, due 07/15/38	4,682,720
109,802	GNMA Pool I, 6.00%, due 09/15/38	116,167
360,408	GNMA Pool I, 6.00%, due 09/15/38	381,300
1,079,249	GNMA Pool I, 6.50%, due 09/15/38	1,147,748
270,193	GNMA Pool I, 6.00%, due 12/15/37	285,898
7,390,408	GNMA Pool I, 6.00%, due 10/15/38	7,818,821
269,259	GNMA Pool I, 6.00%, due 12/15/38	284,868
400,000	GNMA TBA, 5.50%, due 07/01/35	419,688
766,848	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 0.33%, due 03/25/37†	425,696
1,256,261	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.38%, due 04/25/47†	889,121
164,090	GSAA Trust, Series 2006-5, Class 2A1, 0.32%, due 03/25/36†	106,356
4,173	GSAA Trust, Series 2006-9, Class A1, 0.30%, due 06/25/36†	4,130
358,172	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.86%, due 06/25/34†	340,751
504,367	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.24%, due 11/25/35†	446,963
580,184	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, 0.44%, due 08/25/46†	411,652
90,466	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.56%, due 11/19/35†	52,012
120,125	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.59%, due 06/20/35†	67,947
1,462,271	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.43%, due 11/19/46†	671,924
511,228	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.46%, due 11/19/36†	255,315
1,501,814	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.47%, due 06/25/37†	695,717

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

765,275	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 0.57%, due 03/25/36†	328,833
519,834	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35†	340,863
1,266,541	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.65%, due 08/25/37†	685,883
310,349	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.19%, due 11/25/37†	219,871
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	175,527
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	189,551
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42†	295,470
174,439	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, due 07/25/36	159,856
122,117	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, due 03/25/22	103,654
21,165	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25†	21,333
707,701	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	723,321
447,212	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, due 11/15/27	468,344
1,110,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	1,071,034
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	346,914
85,045	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.55%, due 11/25/35†	45,072
174,092	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35†	46,503
378,182	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46†	181,590
968,483	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37†	822,646
242,234	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.86%, due 01/25/36†	195,227
1,751,121	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.45%, due 05/25/47†	793,635
663,843	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 5.63%, due 11/25/35† 144A	364,795
199,831	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.60%, due 05/25/35† 144A	138,023
118,089	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.52%, due 04/25/35†	77,727
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.41%, due 11/12/37†	516,706
300,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.84%, due 05/12/39†	282,294
1,565,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, due 12/15/43	1,404,734
215,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.81%, due 04/12/49†	206,343
169,595	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	174,567
676,771	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	700,300

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

604,534	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.44%, due 09/25/46†	287,135
598,398	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	573,575
264,733	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	255,842
1,745,733	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,462,441
1,338,395	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,106,825
134,539	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.65%, due 10/25/45†	71,918
624,190	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 0.34%, due 10/25/46†	537,774
445,474	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.60%, due 10/25/18†	368,069
152,640	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09†	153,014
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	783,958
44,267	Structured Asset Securities Corp., Series 2005-10, Class 3A5, 5.00%, due 12/25/34	43,293
559,029	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.21%, due 09/25/37†	450,998
547,250	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.19%, due 09/25/37†	446,416
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, 5.93%, due 05/15/43†	818,681
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2, 5.92%, due 06/15/49†	196,357
169,639	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.54%, due 10/25/45†	91,851
159,499	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.51%, due 11/25/45†	95,695
159,499	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.53%, due 11/25/45†	93,266
387,379	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.52%, due 12/25/45†	234,646
193,689	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.54%, due 12/25/45†	102,390
242,275	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.52%, due 12/25/45†	142,690
302,843	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.54%, due 12/25/45†	174,117
425,728	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.60%, due 11/25/36†	305,539
1,080,399	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.56%, due 12/25/36†	763,226
468,917	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.92%, due 09/25/36†	350,646
1,000,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.78%, due 04/25/36†	740,019

		243,661,453

	Municipal Obligations — 0.9%

115,000	Chicago Metropolitan Water Reclamation District-Greater Chicago, 5.72%, due 12/01/38	124,829
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	672,360
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	672,360
125,000	New York State Dormitory Authority, 5.63%, due 03/15/39	131,551
180,000	Ohio Housing Finance Agency, 6.04%, due 09/01/17	177,360
100,000	Port Authority of New York & New Jersey, 6.04%, due 12/01/29	108,959
800,000	State of California, 7.50%, due 04/01/34	879,576
1,700,000	State of California, 7.55%, due 04/01/39	1,891,862

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Municipal Obligations — continued

300,000	State of Texas, 5.52%, due 04/01/39	319,521
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	201,248

		5,179,626

	Sovereign Debt Obligations — 0.2%

60,000	Mexico Government International Bond, 7.50%, due 04/08/33	71,550
750,000	Province of Ontario Canada, 4.10%, due 06/16/14	793,796
100,000	Qatar Government International Bond, 6.55%, due 04/09/19 144A	112,000
7,680	Russian Foreign — Eurobond, 7.50%, due 03/31/30†† 144A	8,414
112,000	United Mexican States, 6.75%, due 09/27/34	123,760
95,000	United Mexican States, 5.63%, due 01/15/17	99,085

		1,208,605

	U.S. Government and Agency Obligations — 14.5%

800,000	Federal Home Loan Bank, 5.63%, due 06/11/21	888,194
205,000	Federal Home Loan Bank, 5.63%, due 06/13/16	207,193
430,000	Federal Home Loan Bank, 5.50%, due 08/13/14	487,862
460,000	Federal Home Loan Mortgage Corp., 5.13%, due 11/17/17	511,956
600,000	Federal Home Loan Mortgage Corp., 2.13%, due 03/23/12	611,482
500,000	Federal Home Loan Mortgage Corp., 1.75%, due 06/15/12	502,970
1,015,000	Federal Home Loan Mortgage Corp., 2.13%, due 09/21/12	1,028,676
350,000	Financing Corp. FICO STRIPS, 0.00%, due 05/11/18‡	246,247
270,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	187,283
150,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	104,046
140,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	97,110
90,000	Financing Corp. FICO STRIPS, 0.00%, due 02/08/18‡	64,107
150,000	Financing Corp. FICO STRIPS, 0.00%, due 03/07/19‡	100,557
50,000	Financing Corp. FICO STRIPS, 0.00%, due 06/06/19‡	33,018
20,000	Financing Corp. FICO STRIPS, 0.00%, due 09/26/19‡	12,961
280,000	Financing Corp. FICO STRIPS, 0.00%, due 04/06/18‡	197,919
330,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	228,901
330,000	Financing Corp. FICO STRIPS, 0.00%, due 11/02/18‡	225,299
250,000	FNMA, 5.25%, due 08/01/12	267,359
700,000	FNMA, 2.75%, due 03/13/14	711,551
322,197	FNMA, 4.19%, due 12/01/34†	328,130
273,035	FNMA, 5.01%, due 09/01/35†	284,359
708,493	FNMA, 5.82%, due 06/01/36†	749,604
800,000	FNMA, 2.00%, due 01/09/12	814,205
700,000	FNMA, 2.75%, due 02/05/14	709,960
505,000	FNMA, 0.00%, due 01/25/10(a)‡	504,878
210,000	FNMA, 1.75%, due 08/10/12	211,104
1,733,371	FNMA, 5.84%, due 08/01/37†	1,823,633
2,400,000	U.S. Treasury Bond, 8.13%, due 05/15/21	3,408,377
900,000	U.S. Treasury Bond, 4.50%, due 02/15/36	966,938
224,263	U.S. Treasury Bond, 2.38%, due 01/15/27	236,177
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	2,089,969
800,000	U.S. Treasury Bond, 7.88%, due 02/15/21	1,115,500

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

1,122,000	U.S. Treasury Bond, 3.50%, due 02/15/39	1,016,814
700,000	U.S. Treasury Bond, 3.88%, due 05/15/18	733,852
175,000	U.S. Treasury Bond, 6.63%, due 02/15/27	232,094
1,700,000	U.S. Treasury Bond, 4.25%, due 05/15/39	1,759,235
4,290,000	U.S. Treasury Bond, 4.50%, due 08/15/39	4,626,499
1,970,664	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28(a)	2,441,160
1,296,940	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29	1,673,863
1,705,253	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29	1,836,878
1,495,088	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/17	1,592,735
2,106,489	U.S. Treasury Inflation Indexed Bond, 2.13%, due 01/15/19	2,215,104
149,297	U.S. Treasury Inflation Indexed Bond, 2.50%, due 07/15/16	160,215
1,161,025	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26	1,161,025
1,264,440	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	1,214,257
1,100,000	U.S. Treasury Note, 4.00%, due 08/15/18	1,161,618
2,400,000	U.S. Treasury Note, 3.00%, due 08/31/16	2,415,002
10,505,000	U.S. Treasury Note, 2.38%, due 09/30/14	10,535,391
5,500,000	U.S. Treasury Note, 3.50%, due 02/15/18	5,619,025
1,760,000	U.S. Treasury Note, 3.13%, due 05/15/19	1,732,363
13,000,000	U.S. Treasury Note, 3.25%, due 07/31/16	13,308,763
310,000	U.S. Treasury Note, 1.75%, due 08/15/12	313,294
3,755,000	U.S. Treasury Note, 3.63%, due 08/15/19	3,855,330
440,000	U.S. Treasury STRIPS, 0.00%, due 05/15/18‡	328,562
182,805	United States Treasury Inflation Indexed Bonds, 2.00%, due 07/15/14	190,231
203,018	United States Treasury Inflation Indexed Bonds, 1.63%, due 01/15/15	207,079

		80,287,914

	TOTAL DEBT OBLIGATIONS (COST $520,936,108)	515,934,441

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.2%

	Banks — 0.1%

600	Wells Fargo & Co. Class A	535,800

	Diversified Financial Services — 0.1%
445	Preferred Blocker, Inc. 144A	258,809

	Sovereign — 0.0%

29,425	FHLMC†	54,510
21,375	FNMA†	35,750
700	FNMA†	2,100

		92,360

	TOTAL PREFERRED STOCKS (COST $1,790,854)	886,969

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Number
of Contracts	Description	Value ($)
	PUT OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

35,000	U.S. Treasury Bond 10-Year Futures, Strike Price $117.000, Expires 11/20/09	29,531
62,500	Eurodollar 1-Year Futures, Strike Price $99.500, Expires 12/14/09	2,656
11,000	U.S. Treasury Bond 10-Year Futures, Strike Price $117.500, Expires 10/23/09	6,360

		38,547

	TOTAL PUT OPTIONS PURCHASED (COST $61,590)	38,547

	CALL OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

16,000	U.S. Treasury Note 10-Year Futures, Strike Price $120.000, Expires 11/20/09	10,000

	TOTAL CALL OPTIONS PURCHASED (COST $11,224)	10,000

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.2%

	U.S. Government and Agency Obligations — 4.1%

793,000	United States Treasury Bill, 0.19%, due 03/18/10(a)	792,315
7,100,000	United States Treasury Bill, 0.17%, due 02/25/10	7,095,187
5,100,000	FNMA, 0.49%, due 12/31/09†	5,093,554
9,900,000	FNMA, 5.33%, due 04/01/10†	9,873,474

		22,854,530

	Repurchase Agreement — 0.1%

500,000	JPMorgan Chase Bank N.A. (Dated 09/30/2009. Collateralized by U.S. Treasury Note, with a rate of 1.875%, with maturity of 02/28/14, valued at $496,552. Repurchase proceeds are $500,000), 0.03%, due 10/01/09	500,000

	Bank Deposits — 2.0%

11,023,700	Euro Time Deposit, 0.01%, due 10/01/09	11,023,700

	TOTAL SHORT-TERM INVESTMENTS (COST $34,378,230)	34,378,230

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 99.6% (Cost $557,178,005)	551,248,187

Par Value ($)	Description	Value ($)
	TBA SALE COMMITMENTS — (8.2)%

	TBA Sale Commitments — (8.2)%

(5,000,000)	FHLMC Gold Pool, 5.50%, due 08/01/34	(5,216,405)
(4,000,000)	FNMA, 5.00%, due 05/01/34	(4,131,876)
(11,000,000)	FNMA, 5.00%, due 05/01/34	(11,321,409)
(2,900,000)	FNMA, 6.00%, due 01/01/35	(3,059,952)

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	TBA Sale Commitments — continued

(17,000,000)	FNMA TBA, 6.00%, due 01/01/35	(17,884,544)
(3,300,000)	FNMA TBA, 5.50%, due 05/01/34	(3,440,765)
(100,000)	GNMA Gold Pool, 6.50%, due 01/01/33	(106,172)

		(45,161,123)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $45,066,801)	(45,161,123)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 91.5% (Cost $512,111,205)	506,087,064

	Other Assets and Liabilities (net) — 8.5%	47,189,466

	NET ASSETS — 100.0%	$553,276,530

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	MTN — Medium Term Note

	PIK — Payment In Kind

	REIT — Real Estate Investment Trust

	TBA — To Be Announced

	(a) All or a portion of this security is held for open futures collateral.

	**** Securities valued at fair value.

	† Floating rate note. Rate shown is as of September 30, 2009.

	†† Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

	†††† Security is currently in default.

	# Illiquid security. The total market value of the securities at period end is $1,738,282 which represents 0.3% of net assets.

	‡ Zero coupon bond.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $31,833,616 or 5.8% of net assets.

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

A summary of outstanding financial instruments at September 30, 2009 is as follows:

Forward Currency Contracts

				Net
				Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)

Sales
10/08/09	EUR	1,789,000	$2,617,029	$(76,643)
10/08/09	EUR	102,000	149,210	1,576
10/08/09	EUR	102,000	149,210	1,566
10/28/09	GBP	1,347,000	2,155,220	94,041
11/19/09	CAD	287,932	268,288	(3,705)

				$16,835

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys
10	Euro-Bund	December 2009	$1,781,520	$7,455
57	Eurobobl	December 2009	9,627,267	39,992
15	3-month Sterling	September 2010	2,943,604	21,293
238	Eurodollar	September 2010	58,687,825	271,026
9	Euribor	September 2010	3,237,354	14,379
23	Euro 90 Day	June 2010	5,694,225	25,213
120	Eurodollar	March 2010	29,812,500	137,563
23	Euro 90 Day	March 2010	5,714,062	192,050
11	3-month Sterling	June 2010	2,170,078	20,010
202	U.S. Treasury Note 5 Yr.	December 2009	23,450,937	331,461
44	U.S. Treasury Note 2 Yr.	December 2009	9,546,625	48,374
12	U.S. Treasury Note 10 Yr.	December 2009	1,419,938	21,405
76	U.S. Treasury Bond 30 Yr.	December 2009	9,224,500	199,596

				$1,329,817

Sales
41	U.S. Treasury Note 2 Yr.	December 2009	$8,895,719	$(46,722)
157	U.S. Treasury Note 10 Yr.	December 2009	18,577,515	(254,088)
5	Eurodollar	December 2009	1,245,375	(12,000)

				$(312,810)

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Written Options

	Number of	Premiums	Value at
Type of Contract	Contracts	Received	September 30, 2009

CALL — EURODOLLAR FUTURES	17	(11,231)	(21,250)
Strike @ $99.00 Expires 03/15/2010
CALL — EURODOLLAR FUTURES	22	(10,229)	(11,138)
Strike @ $99.38 Expires 03/15/2010
CALL — U.S. TREASURY BOND 10 YEAR FUTURES	16	(15,108)	(34,750)
Strike @ $117.00 Expires 11/20/2009
PUT — EURODOLLAR FUTURES	23	(7,992)	(431)
Strike @ $98.63 Expires 12/14/2009
PUT — EURODOLLAR FUTURES	25	(2,106)	(1,250)
Strike @ $99.25 Expires 12/14/2009
PUT — EURODOLLAR FUTURES	22	(12,779)	(11,138)
Strike @ $99.38 Expires 03/15/2010
PUT — EURODOLLAR FUTURES	10	(6,200)	(2,187)
Strike @ $98.75 Expires 03/15/2010
PUT — EURODOLLAR FUTURES	7	(4,168)	(1,837)
Strike @ $98.88 Expires 03/15/2010
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	15	(19,144)	(1,641)
Strike @ $112.00 Expires 11/20/2009
PUT — U.S. TREASURY BOND 30-YEAR FUTURES	10	(18,405)	(4,063)

Strike @ $114.00 Expires 11/20/2009
TOTAL		$(107,362)	$(89,685)

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 98.8%

	Asset Backed Securities — 14.2%

188,688	Americredit Automobile Receivables Trust, Series 2005, Class A4, 5.02%, due 11/06/12	191,567
105,195	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 0.30%, due 10/25/36†	100,769
462,460	Equity One ABS, Inc., Series 2004-2, Class M1, 5.19%, due 07/25/34††	397,585
274,346	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FC, Class A2A, 0.40%, due 06/25/27†	112,961
200,000	GS Auto Loan Trust, Series 2006-1, Class A4, 5.38%, due 01/15/14	205,218
87,591	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	87,939
316,681	Household Automotive Trust, Series 2005-3, Class A4, 4.94%, due 11/19/12	325,702
365,000	Household Automotive Trust, Series 2006-1, Class A4, 5.52%, due 03/18/13	379,711
39,435	Long Beach Auto Receivables Trust, Series 2006-B, Class A3, 5.17%, due 08/15/11	39,534
110,687	Residential Asset Mortgage Products, Inc., Series 2004-RZ2, Class AI4, 5.35%, due 02/25/33†	92,624
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36# 144A	8
348,719	UPFC Auto Receivables Trust, Series 2007-A, Class A3, 5.53%, due 07/15/13	357,988
295,877	Wachovia Auto Loan Owner Trust 2006-1, Series 2007-1, Class A3A, 5.29%, due 04/20/12	302,292
360,000	WFS Financial Owner Trust, Series 2005-3, Class D, 4.76%, due 05/17/13	360,781

		2,954,679

	Convertible Debt — 1.3%

120,000	Amgen, Inc., 0.00%, due 03/01/32‡	89,967
141,000	National City Corp., Senior Note, 4.00%, due 02/01/11	142,762
30,000	US Bancorp, 0.00%, due 12/11/35†	29,603

		262,332

	Corporate Debt — 26.5%

150,000	ANZ National International Ltd/New Zealand, 6.20%, due 07/19/13 144A	164,273
180,000	AstraZeneca Plc, 5.40%, due 09/15/12	197,413
100,000	Barclays Bank Plc, 5.20%, due 07/10/14	105,743
195,000	Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, due 05/20/11 144A	201,266
141,000	Citigroup, Inc., Global Note, 5.30%, due 10/17/12	145,578
160,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	168,103
115,000	Consolidated Natural Gas Co., Series C, 6.25%, due 11/01/11	124,054
182,000	Countrywide Financial Corp., 5.80%, due 06/07/12	192,111
195,000	Countrywide Home Loans, Inc., 4.00%, due 03/22/11	198,255
215,000	CVS Caremark Corp., 6.30%, due 06/01/37†	183,933
184,000	CVS Caremark Corp., Senior Note, 0.66%, due 06/01/10†	184,170
310,000	Deutsche Bank AG/London, 5.00%, due 10/12/10	320,137
90,000	Energy East Corp., 8.05%, due 11/15/10	95,915
90,000	Enterprise Products Operating, LLC, Senior Note, 7.50%, due 02/01/11	96,108
250,000	Erac USA Finance Co., 5.80%, due 10/15/12 144A	259,476
635,000	Fondo Latinoamericano, 0.64%, due 02/15/11 # † 144A	599,527
65,000	General Electric Capital Corp., 3.50%, due 08/13/12	65,854
226,000	Goldman Sachs Group, Inc., 5.45%, due 11/01/12	242,212

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

200,000	MassMutual Global Funding II, 3.63%, due 07/16/12 144A	206,232
100,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	99,654
100,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	106,666
100,000	National Rural Utilities Cooperative Finance Corp., 7.25%, due 03/01/12	110,500
95,000	Old Dominion Electric Cooperative, Series A, 6.25%, due 06/01/11	100,922
190,000	Oracle Corp., 4.95%, due 04/15/13	205,807
155,000	Prudential Financial, Inc., 6.20%, due 01/15/15	164,169
253,000	Prudential Financial, Inc., 3.63%, due 09/17/12	254,738
100,000	Rabobank Nederland NV, 2.65%, due 08/17/12 144A	101,159
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	102,816
89,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.20%, due 07/18/11	94,818
125,000	Wells Fargo & Co., 4.38%, due 01/31/13	129,178
300,000	Xerox Corp., Senior Note, 7.13%, due 06/15/10	308,960

		5,529,747

	Mortgage Backed Securities — 34.7%

59,113	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35††	57,728
107,033	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A1, 5.42%, due 01/10/12	109,071
155,153	Banc of America Funding Corp., Series 2009-R6, Class 3A1, 5.61%, due 01/26/37† 144A	145,844
152,648	Banc of America Mortgage Securities, Inc., Series 2004-11, Class 3A1, 5.75%, due 12/25/24	130,019
149,238	BCAP LLC Trust, Series 2009-RR4, Class 3A1, 5.46%, due 04/26/37† 144A	142,522
57,898	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36†	49,366
108,047	Bear Stearns Alt-A Trust, Series 2004-9, Class 6A1, 3.98%, due 09/25/34†	65,909
100,000	Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.48%, due 02/15/35	103,752
125,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AAB, 5.38%, due 12/11/40	129,324
50,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AAB, 4.98%, due 02/11/41	51,115
50,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class AAB, 4.80%, due 09/11/42	51,108
60,000	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42†	60,496
237,822	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A1, 5.59%, due 06/11/40	243,588
8,169	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	8,173
53,577	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1, 5.62%, due 12/10/49†	54,921
348,034	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR7, Class 1A4A, 5.75%, due 11/25/36†	247,611
149,978	Citigroup Mortgage Loan Trust, Inc., Series 2009-6, Class 12A1, 5.59%, due 07/25/36† 144A	136,855

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

110,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, due 12/11/49	109,588
273,761	Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A3, 4.22%, due 03/10/39	276,667
260,000	Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A2, 5.00%, due 06/10/44	261,660
9,929	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	9,731
21,012	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	19,880
152,281	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 1A1, 6.00%, due 04/25/36	137,073
157,031	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 6.10%, due 05/26/37† 144A	149,179
71,869	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, 5.89%, due 02/25/37††	59,649
30,534	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36†	18,221
150,000	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	158,777
74,431	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	76,905
41,193	FHLMC, Series 2759, Class YJ, 3.75%, due 10/15/24	41,364
29,408	FHLMC, Series 2982, Class LC, 4.50%, due 01/15/25	29,739
63,821	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	66,348
20,317	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	19,905
295,539	First Horizon Asset Securities, Inc., Series 2007-AR1, Class 1A1, 5.83%, due 05/25/37†	197,461
50,583	FNMA, 6.50%, due 02/01/22	54,948
150,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB, 4.62%, due 08/10/42	151,541
250,000	GSR Mortgage Loan Trust, Series 2004-3F, Class 2A3, 5.50%, due 02/25/34	252,030
220,996	GSR Mortgage Loan Trust, Series 2005-2F, Class 1A2, 5.00%, due 03/25/35	209,268
335,037	Indymac INDA Mortgage Loan Trust, Series 2007-AR3, Class 1A1, 5.82%, due 06/25/37†	237,846
203,451	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 3A1, 5.72%, due 01/25/37†	134,904
93,986	Jeffries & Co., Series 2009-R9, Class 1A1, 5.84%, due 08/26/46†	87,407
46,932	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class ASB, 4.85%, due 03/15/46†	48,190
75,925	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1, 5.32%, due 06/12/47	78,268
925	JP Morgan Mortgage Trust, Series 2004-S2, Class 2A7, 5.25%, due 11/25/34	913
180,771	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1, 5.79%, due 08/25/36†	129,799
333,373	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1, 5.39%, due 06/25/37†	214,141
102,583	JP Morgan Re-REMIC, Series 2009-5, Class 2A1, 5.28%, due 01/26/37†	93,825
104,688	JP Morgan Re-REMIC, Series 2009-5, Class 3A1, 5.86%, due 05/26/37†	99,950
110,749	JP Morgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, due 02/27/37†	104,104
110,698	JP Morgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, due 02/27/37†	104,609
98,445	JP Morgan Re-REMIC, Series 2009-8, Class A1, 5.80%, due 04/20/36†	93,031
144,023	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.20%, due 12/15/29	143,863

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

80,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AAB, 5.01%, due 04/15/30	83,034
155,489	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A1, 5.61%, due 04/15/41	161,508
266,713	MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 2A1, 4.88%, due 01/25/34†	236,770
89,368	Morgan Stanley Capital I, Series 2007-IQ14, Class A1, 5.38%, due 04/15/49	91,163
108,977	Morgan Stanley Capital I, Series 2007-IQ16, Class A1, 5.32%, due 12/12/49	111,895
364,338	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 5A2, 5.36%, due 06/25/36†	315,131
199,170	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	168,777
3,623	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	3,574
35,903	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	33,078
372,180	Sequoia Mortgage Trust, Series 2007-1, Class 4A1, 5.77%, due 09/20/46†	299,766
47,103	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35†	45,560
15,473	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	14,792

		7,223,234

	Municipal Obligations — 0.8%

160,000	Puyallup, WA, 5.25%, due 12/01/11	164,774

	U.S. Government and Agency Obligations — 21.3%

1,739,000	U.S. Treasury Note, 1.38%, due 09/15/12	1,736,555
2,526,000	U.S. Treasury Note, 2.38%, due 09/30/14	2,533,308
173,000	U.S. Treasury Note, 2.38%, due 08/31/14	173,703

		4,443,566

	TOTAL DEBT OBLIGATIONS (COST $21,447,328)	20,578,332

	SHORT-TERM INVESTMENTS — 0.5%

	Bank Deposits — 0.5%

107,289	Euro Time Deposit, 0.01%, due 10/01/09	107,289

	TOTAL SHORT-TERM INVESTMENTS (COST $107,289)	107,289

	TOTAL INVESTMENTS — 99.3% (Cost $21,554,617)	20,685,621

	Other Assets and Liabilities (net) — 0.7%	142,604

	NET ASSETS — 100.0%	$20,828,225

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2009 (Unaudited)

Notes to Schedule of Investments:

Industry classifications are unaudited

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

# Illiquid security. The total market value of the securities at period end is $599,535 which represents 2.9% of net assets.

† Floating rate note. Rate shown is as of September 30, 2009.

†† Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

‡ Zero coupon bond.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,205,995 or 10.6% of net assets.

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Assets and Liabilities
September 30, 2009 (Unaudited)

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund	Value Equity Fund
Assets
Investments, at value and cost (Note 2)(a)	$355,548,722	$351,588,572	$178,820,459	$183,960,793
Receivable for investments sold	6,364,240	4,156,922	804,887	2,951,240
Receivable for Fund shares sold	—	—	21,018,802	21,018,802
Dividend and interest receivable	275,079	452,983	32,948	165,387
Receivable for expenses reimbursed by Advisor	23,355	24,293	18,772	28,019
Foreign tax reclaims receivable	325	7,807	—	1,545
Prepaid expenses	8,690	8,611	4,330	4,382

Total assets	362,220,411	356,239,188	200,700,198	208,130,168

Liabilities
Payable for investments purchased	5,833,544	4,243,057	1,819,185	9,562,503
Payable for Fund shares repurchased	102,341	—	—	—
Payable to affiliate for (Note 3):
Advisor fee	158,934	151,413	129,364	130,184
Trustees fees	7,300	6,609	3,044	2,733
Accrued expenses	46,748	52,655	39,589	34,029

Total liabilities	6,148,867	4,453,734	1,991,182	9,729,449

Net assets	$356,071,544	$351,785,454	$198,709,016	$198,400,719

Net assets consist of:
Paid-in capital	412,107,266	514,391,175	230,278,350	235,216,884
Accumulated undistributed (distributions in excess of) net investment income	1,419,697	5,039,882	(308,481)	1,005,574
Accumulated net realized loss	(98,031,348)	(213,645,116)	(55,311,108)	(63,463,709)
Net unrealized appreciation on investments and foreign currencies	40,575,929	45,999,513	24,050,255	25,641,970

Net assets	$356,071,544	$351,785,454	$198,709,016	$198,400,719

Net assets attributable to:
Class Y-3 shares	$356,071,544	$351,785,454	$198,709,016	$198,400,719

Shares outstanding:
Class Y-3	39,740,325	51,074,111	23,438,042	26,402,357

Net asset value per share:
Class Y-3	$8.96	$6.89	$8.48	$7.51

(a) Investments at cost	314,973,100	305,589,068	154,770,204	158,318,823

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Assets and Liabilities (Continued)
September 30, 2009 (Unaudited)

	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
Assets
Investments, at value and cost (Note 2)(a)	$785,305,097	$551,248,187	$20,685,621
Cash	—	941	—
Foreign currency, at value (Note 2)(b)	868,384	761,216	—
Receivable for investments sold	1,176,733	83,569,520	535,261
Receivable for Fund shares sold	104,492,010	50,417,274	—
Dividend and interest receivable	1,841,277	4,512,283	119,586
Receivable for open forward currency contracts (Note 2)	5,901,334	97,183	—
Cash collateral on futures held at broker	1,703,851	246,000	—
Receivable for variation margin on open futures contracts (Note 2)	1,455,102	160,128	—
Receivable for expenses reimbursed by Advisor	78,937	48,785	6,993
Foreign tax reclaims receivable	1,048,371	—	—
Prepaid expenses	19,637	13,089	—

Total assets	903,890,733	691,074,606	21,347,461

Liabilities
Payable for investments purchased	1,819,397	92,068,282	498,738
Payable for open forward currency contracts (Note 2)	3,888,335	80,348	—
Payable for variation margin on open futures contracts (Note 2)	1,541,173	156,488	—
Payable to affiliate for (Note 3):
Advisor fee	479,593	142,664	4,264
Trustees fees	10,242	10,576	1,191
Written options, at value(c)	—	89,685	—
TBA Sale Commitments(d)	—	45,161,123	—
Interest payable on TBA securities	—	5,749	—
Accrued expenses	169,576	83,161	15,043

Total liabilities	7,908,316	137,798,076	519,236

Net assets	$895,982,417	$553,276,530	$20,828,225

Net assets consist of:
Paid-in capital	1,009,271,846	549,960,867	25,513,221
Accumulated undistributed net investment income	9,306,874	18,122,182	556,210
Accumulated net realized loss	(204,250,919)	(9,840,110)	(4,372,210)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales and foreign currencies	81,654,616	(4,966,409)	(868,996)

Net assets	$895,982,417	$553,276,530	$20,828,225

Net assets attributable to:
Class Y-3 shares	$895,982,417	$553,276,530	$20,828,225

Shares outstanding:
Class Y-3	95,291,001	55,003,349	2,205,284

Net asset value per share:
Class Y-3	$9.40	$10.06	$9.44

(a) Investments at cost	705,817,871	557,178,005	21,554,617

(b) Foreign currency at cost	864,120	753,017	—

(c) Premiums on written options	—	107,362	—

(d) Proceeds for TBA Sale Commitments	—	45,066,801	—

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Operations
For the Six Months Ended September 30, 2009 (Unaudited)

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund	Value Equity Fund
Investment Income:
Interest	$196	$296	$232	$119
Dividends	1,857,275	3,879,358	407,729	1,443,212
Withholding taxes	(7,025)	(24,178)	(5,453)	(2,717)
Other income	—	—	—	6,027

Total investment income	1,850,446	3,855,476	402,508	1,446,641

Expenses:
Advisory fees (Note 3)	876,953	819,506	693,935	686,798
Transfer agent fees	12,756	12,370	6,168	6,105
Custodian and fund accounting fees	62,918	75,764	58,467	83,525
Audit fees	21,826	21,796	20,856	21,594
Legal fees	29,557	27,113	13,018	12,221
Trustees fees	10,522	9,651	4,656	4,374
Registration fees	49	149	—	12
Blue Sky fees	9,957	9,957	9,204	9,204
Miscellaneous	24,497	22,649	10,850	10,155

Total expenses	1,049,035	998,955	817,154	833,988
Reimbursement of expenses (Note 3)	(140,191)	(148,526)	(107,798)	(131,927)

Net expenses	908,844	850,429	709,356	702,061

Net investment income (loss)	941,602	3,005,047	(306,848)	744,580

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(9,728,156)	(3,901,485)	(4,166,113)	1,220,807
Forward contracts and foreign currency related transactions	(579)	(767)	316	272

Net realized gain (loss)	(9,728,735)	(3,902,252)	(4,165,797)	1,221,079

Change in net unrealized appreciation (depreciation) on:
Investments	93,475,609	87,787,253	52,240,953	50,955,178
Forward contracts and foreign currency related transactions	—	9	—	—

Change in net unrealized gain	93,475,609	87,787,262	52,240,953	50,955,178

Net realized and unrealized gain	83,746,874	83,885,010	48,075,156	52,176,257

Net increase in net assets resulting from operations	$84,688,476	$86,890,057	$47,768,308	$52,920,837

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Operations (Continued)
For the Six Months Ended September 30, 2009 (Unaudited)

	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
Investment Income:
Interest	$911	$13,132,883	$448,087
Dividends	13,720,626	38,095	—
Securities lending income	302	—	—
Withholding taxes	(1,343,351)	(4,072)	—

Total investment income	12,378,488	13,166,906	448,087

Expenses:
Advisory fees (Note 3)	2,456,353	850,579	24,967
Transfer agent fees	26,206	19,442	799
Custodian and fund accounting fees	472,930	156,647	12,568
Audit fees	26,337	26,761	23,237
Legal fees	50,560	42,225	1,890
Trustees fees	17,067	16,260	675
Registration fees	1,055	1,431	—
Blue Sky fees	8,965	9,957	8,854
Interest expense	1,489	—	—
Miscellaneous	41,634	35,324	2,520

Total expenses	3,102,596	1,158,626	75,510
Reimbursement of expenses (Note 3)	(414,981)	(259,445)	(43,552)

Net expenses	2,687,615	899,181	31,958

Net investment income	9,690,873	12,267,725	416,129

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(38,523,526)	(4,800,656)	(7,465)
Closed futures contracts	1,823,209	(815,088)	—
Written option contracts	—	484,641	—
Forward contracts and foreign currency related transactions	(1,508,305)	(272,788)	—

Net realized gain (loss)	(38,208,622)	(5,403,891)	(7,465)

Change in net unrealized appreciation (depreciation) on:
Investments	277,604,893	46,937,226	1,515,591
TBA Sale Commitments	—	509,077	—
Open futures contracts	(455,302)	(558,866)	—
Written option contracts	—	(69,149)	—
Forward contracts and foreign currency related transactions	2,768,320	90,555	—

Change in net unrealized gain	279,917,911	46,908,843	1,515,591

Net realized and unrealized gain	241,709,289	41,504,952	1,508,126

Net increase in net assets resulting from operations	$251,400,162	$53,772,677	$1,924,255

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets

	MGI US Large Cap		MGI US Large Cap
	Growth Equity Fund		Value Equity Fund
	Six Months Ended		Six Months Ended
	September 30, 2009	Year Ended	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009	(Unaudited)	March 31, 2009
Decrease in net assets:
Operations:
Net investment income (loss)	$941,602	$1,503,416	$3,005,047	$8,706,745
Net realized gain (loss)	(9,728,735)	(84,748,886)	(3,902,252)	(189,314,876)
Change in unrealized appreciation (depreciation)	93,475,609	(44,575,486)	87,787,262	(3,362,587)

Net increase (decrease) in net assets from operations	84,688,476	(127,820,956)	86,890,057	(183,970,718)

Distributions to shareholders from:
Net investment income
Class Y-3	—	(1,012,935)	—	(8,400,014)

Total distributions from net investment income	—	(1,012,935)	—	(8,400,014)

Net realized gains
Class Y-3	—	—	—	(3,286)

Total distributions from net realized gains	—	—	—	(3,286)

Net share transactions (Note 5):
Class Y-3	(6,357,323)	24,799,558	9,495,387	71,548,518

Increase (decrease) in net assets resulting from net shares transactions	(6,357,323)	24,799,558	9,495,387	71,548,518

Net increase (decrease) in net assets	78,331,153	(104,034,333)	96,385,444	(120,825,500)

Net assets:
Beginning of year	277,740,391	381,774,724	255,400,010	376,225,510

End of year	$356,071,544	$277,740,391	$351,785,454	$255,400,010

Undistributed net investment income included in net assets at end of year	$1,419,697	$478,095	$5,039,882	$2,034,835

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets (Continued)

	MGI US Small/Mid Cap		MGI US Small/Mid Cap
	Growth Equity Fund		Value Equity Fund
	Six Months Ended		Six Months Ended
	September 30, 2009	Year Ended	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009	(Unaudited)	March 31, 2009
Decrease in net assets:
Operations:
Net investment income (loss)	$(306,848)	$(519,048)	$744,580	$1,649,756
Net realized gain (loss)	(4,165,797)	(49,277,160)	1,221,079	(64,149,856)
Change in unrealized appreciation (depreciation)	52,240,953	(7,588,229)	50,955,178	(2,288,274)

Net increase (decrease) in net assets from operations	47,768,308	(57,384,437)	52,920,837	(64,788,374)

Distributions to shareholders from:
Net investment income
Class Y-3	—	—	—	(1,383,773)

Total distributions from net investment income	—	—	—	(1,383,773)

Net realized gains
Class Y-3	—	(1,288,403)	—	(118,271)

Total distributions from net realized gains	—	(1,288,403)	—	(118,271)

Net share transactions (Note 5):
Class Y-3	17,824,708	30,426,495	20,894,276	46,708,842

Increase in net assets resulting from net shares transactions	17,824,708	30,426,495	20,894,276	46,708,842

Net increase (decrease) in net assets	65,593,016	(28,246,345)	73,815,113	(19,581,576)

Net assets:
Beginning of year	133,116,000	161,362,345	124,585,606	144,167,182

End of year	$198,709,016	$133,116,000	$198,400,719	$124,585,606

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(308,481)	$(1,633)	$1,005,574	$260,994

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets (Continued)

	MGI Non-US Core		MGI Core Opportunistic
	Equity Fund		Fixed Income Fund
	Six Months Ended		Six Months Ended
	September 30, 2009	Year Ended	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009	(Unaudited)	March 31, 2009
Decrease in net assets:
Operations:
Net investment income (loss)	$9,690,873	$14,564,455	$12,267,725	$23,131,729
Net realized gain (loss)	(38,208,622)	(173,639,223)	(5,403,891)	(1,528,350)
Change in unrealized appreciation (depreciation)	279,917,911	(191,901,759)	46,908,843	(41,448,712)

Net increase (decrease) in net assets from operations	251,400,162	(350,976,527)	53,772,677	(19,845,333)

Distributions to shareholders from:
Net investment income
Class Y-3	—	(8,077,341)	—	(26,689,664)

Total distributions from net investment income	—	(8,077,341)	—	(26,689,664)

Net realized gains
Class Y-3	—	(5,849,350)	—	(8,412,009)

Total distributions from net realized gains	—	(5,849,350)	—	(8,412,009)

Net share transactions (Note 5):
Class Y-3	159,039,495	226,019,639	105,156,855	(78,045,762)

Increase (decrease) in net assets resulting from net shares transactions	159,039,495	226,019,639	105,156,855	(78,045,762)

Net increase (decrease) in net assets	410,439,657	(138,883,579)	158,929,532	(132,992,768)

Net assets:
Beginning of year	485,542,760	624,426,339	394,346,998	527,339,766

End of year	$895,982,417	$485,542,760	$553,276,530	$394,346,998

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$9,306,874	$(383,999)	$18,122,182	$5,854,457

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets (Continued)

	MGI US Short Maturity
	Fixed Income Fund
	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
Decrease in net assets:
Operations:
Net investment income (loss)	$416,129	$1,992,847
Net realized gain (loss)	(7,465)	(4,096,995)
Change in unrealized appreciation (depreciation)	1,515,591	(1,762,381)

Net increase (decrease) in net assets from operations	1,924,255	(3,866,529)

Distributions to shareholders from:
Net investment income
Class Y-3	—	(2,590,930)

Total distributions from net investment income	—	(2,590,930)

Net share transactions (Note 5):
Class Y-3	—	(36,810,991)

Increase (decrease) in net assets resulting from net shares transactions	—	(36,810,991)

Net increase (decrease) in net assets	1,924,255	(43,268,450)

Net assets:
Beginning of year	18,903,970	62,172,420

End of year	$20,828,225	$18,903,970

Undistributed net investment income included in net assets at end of year	$556,210	$140,081

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/09		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$6.85		$10.20	$10.54	$10.58	$10.00

Net investment income†	0.02		0.04	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments	2.09		(3.37)	(0.06)	0.09	0.62

Total from investment operations	2.11		(3.33)	(0.03)	0.13	0.64

Less dividends and distributions:
From net investment income	—		(0.02)	(0.03)	(0.02)	(0.01)
From net realized gain on investments	—		—	(0.28)	(0.15)	(0.05)

Total dividends and distributions	—		(0.02)	(0.31)	(0.17)	(0.06)

Net asset value at end of period	$8.96		$6.85	$10.20	$10.54	$10.58

Total investment return(b)	30.80	%**	(32.62)%	(0.55)%	1.28%	6.35	%**

Ratios/Supplemental Data:
Net investment income to average net assets	0.59	%*	0.43%	0.25%	0.40%	0.34	%*
Net expenses to average daily net assets	0.57	%*	0.57%	0.57%	0.57%	0.55	%*
Total expenses (before reimbursements) to average daily net assets	0.66	%*	0.65%	0.68%	0.75%	0.90	%*
Portfolio turnover rate	59	%**	93%	129%	77%	63	%**
Net assets at end of period (in 000’s)	$356,072		$277,740	$381,775	$308,879	$190,991

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average units outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/09		Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		03/31/09		03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$5.18		$9.39		$11.77	$10.82	$10.00

Net investment income†	0.06		0.19		0.20	0.19	0.11
Net realized and unrealized gain (loss) on investments	1.65		(4.23)		(1.77)	1.10	0.79

Total from investment operations	1.71		(4.04)		(1.57)	1.29	0.90

Less dividends and distributions:
From net investment income	—		(0.17)		(0.16)	(0.14)	(0.03)
From net realized gain on investments	—		(0.00	)(b)	(0.65)	(0.20)	(0.05)

Total dividends and distributions	—		(0.17)		(0.81)	(0.34)	(0.08)

Net asset value at end of period	$6.89		$5.18		$9.39	$11.77	$10.82

Total investment return(c)	33.01	%**	(43.31)%		(13.95)%	11.98%	9.03	%**

Ratios/Supplemental Data:
Net investment income to average net assets	1.94	%*	2.57%		1.76%	1.67%	1.66	%*
Net expenses to average daily net assets	0.55	%*	0.55%		0.55%	0.55%	0.53	%*
Total expenses (before reimbursements) to average daily net assets	0.65	%*	0.64%		0.67%	0.72%	0.88	%*
Portfolio turnover rate	81	%**	238%		132%	67%	22	%**
Net assets at end of period (in 000’s)	$351,785		$255,400		$376,226	$314,038	$196,799

(a)	Class commenced operations on August 15, 2005.
(b)	Amount rounds to less than $0.01 per share.
(c)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average units outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/09		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$6.19		$9.84	$11.66	$11.99	$10.00

Net investment loss†	(0.01)		(0.03)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	2.30		(3.55)	(0.94)	0.37	2.15

Total from investment operations	2.29		(3.58)	(0.99)	0.32	2.12

Less dividends and distributions:
From net realized gain on investments	—		(0.07)	(0.83)	(0.65)	(0.13)

Total dividends and distributions	—		(0.07)	(0.83)	(0.65)	(0.13)

Net asset value at end of period	$8.48		$6.19	$9.84	$11.66	$11.99

Total investment return(b)	37.00	%**	(36.43)%	(9.40)%	2.75%	21.32	%**

Ratios/Supplemental Data:
Net investment loss to average net assets	(0.40	)%*	(0.36)%	(0.39)%	(0.43)%	(0.41	)%*
Net expenses to average daily net assets	0.92	%*	0.92%	0.92%	0.92%	0.90	%*
Total expenses (before reimbursements) to average daily net assets	1.06	%*	1.07%	1.07%	1.15%	1.44	%*
Portfolio turnover rate	49	%**	170%	95%	77%	72	%**
Net assets at end of period (in 000’s)	$198,709		$133,116	$161,362	$132,178	$87,340

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average units outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/09		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$5.26		$8.85	$11.32	$11.03	$10.00

Net investment income†	0.03		0.09	0.10	0.10	0.02
Net realized and unrealized gain (loss) on investments	2.22		(3.61)	(2.13)	0.75	1.05

Total from investment operations	2.25		(3.52)	(2.03)	0.85	1.07

Less dividends and distributions:
From net investment income	—		(0.06)	(0.07)	(0.06)	(0.01)
From net realized gain on investments	—		(0.01)	(0.37)	(0.50)	(0.03)

Total dividends and distributions	—		(0.07)	(0.44)	(0.56)	(0.04)

Net asset value at end of period	$7.51		$5.26	$8.85	$11.32	$11.03

Total investment return(b)	42.97	%**	(39.85)%	(18.26)%	7.90%	10.79	%**

Ratios/Supplemental Data:
Net investment income to average net assets	0.98	%*	1.20%	1.01%	0.93%	0.25	%*
Net expenses to average daily net assets	0.92	%*	0.92%	0.92%	0.92%	0.90	%*
Total expenses (before reimbursements) to average daily net assets	1.09	%*	1.08%	1.07%	1.17%	1.33	%*
Portfolio turnover rate	57	%**	120%	71%	139%	23	%**
Net assets at end of period (in 000’s)	$198,401		$124,586	$144,167	$118,166	$82,779

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average units outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/09		Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/09	03/31/08	03/31/07(a)

Net asset value at beginning of period	$6.29		$12.76	$13.76	$12.17

Net investment income†	0.12		0.25	0.32	0.06
Net realized and unrealized gain (loss) on investments	2.99		(6.51)	(0.41)	1.55

Total from investment operations	3.11		(6.26)	(0.09)	1.61

Less dividends and distributions:
From net investment income	—		(0.12)	(0.21)	(0.02)
From net realized gain on investments	—		(0.09)	(0.70)	—

Total dividends and distributions	—		(0.21)	(0.91)	(0.02)

Net asset value at end of period	$9.40		$6.29	$12.76	$13.76

Total investment return(b)	49.44	%**	(49.30)%	(1.09)%	13.24	%**

Ratios/Supplemental Data:
Net investment income to average net assets	2.96	%*	2.68%	2.28%	0.75	%*
Net expenses to average daily net assets	0.82	%*	0.82%	0.82%	0.82	%*
Total expenses (before reimbursements) to average daily net assets	0.95	%*	0.95%	0.96%	1.06	%*
Portfolio turnover rate	26	%**	64%	72%	36	%**
Net assets at end of period (in 000’s)	$895,982		$485,543	$624,426	$475,351

(a)	Class commenced operations on August 18, 2006.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average units outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/09		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$9.00		$10.24	$10.21	$9.89	$10.00

Net investment income†	0.24		0.50	0.51	0.48	0.27
Net realized and unrealized gain (loss) on investments	0.82		(0.91)	(0.10)	0.14	(0.27)

Total from investment operations	1.06		(0.41)	0.41	0.62	—

Less dividends and distributions:
From net investment income	—		(0.63)	(0.38)	(0.30)	(0.11)
From net realized gain on investments	—		(0.20)	—	—	—

Total dividends and distributions	—		(0.83)	(0.38)	(0.30)	(0.11)

Net asset value at end of period	$10.06		$9.00	$10.24	$10.21	$9.89

Total investment return(b)	11.78	%**	(3.90)%	4.08%	6.30%	(0.02	)%**

Ratios/Supplemental Data:
Net investment income to average net assets	5.05	%*	5.16%	4.94%	4.74%	4.31	%*
Net expenses to average daily net assets	0.37	%*	0.37%	0.37%	0.37%	0.35	%*
Total expenses (before reimbursements) to average daily net assets	0.48	%*	0.47%	0.48%	0.55%	0.76	%*
Portfolio turnover rate	102	%**	229%	229%	244%	282	%**
Net assets at end of period (in 000’s)	$553,277		$394,347	$527,340	$465,912	$209,590

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average units outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/09		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$8.57		$10.01	$10.05	$9.98	$10.00

Net investment income†	0.19		0.40	0.49	0.48	0.24
Net realized and unrealized gain (loss) on investments	0.68		(1.16)	(0.11)	0.06	(0.11)

Total from investment operations	0.87		(0.76)	0.38	0.54	0.13

Less dividends and distributions:
From net investment income	—		(0.68)	(0.42)	(0.47)	(0.15)

Total dividends and distributions	—		(0.68)	(0.42)	(0.47)	(0.15)

Net asset value at end of period	$9.44		$8.57	$10.01	$10.05	$9.98

Total investment return(b)	10.15	%**	(7.52)%	3.72%	5.51%	1.34	%**

Ratios/Supplemental Data:
Net investment income to average net assets	4.17	%*	4.16%	4.80%	4.76%	4.00	%*
Net expenses to average daily net assets	0.32	%*	0.32%	0.32%	0.32%	0.30	%*
Total expenses (before reimbursements) to average daily net assets	0.76	%*	0.49%	0.49%	1.00%	1.31	%*
Portfolio turnover rate	248	%**	217%	131%	186%	121	%**
Net assets at end of period (in 000’s)	$20,828		$18,904	$62,172	$58,509	$16,764

(a)	Class commenced operations on August 22, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average units outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI Funds

Notes to the Financial Statements
September 30, 2009 (Unaudited)

1.	Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment adviser is Mercer Global Investments, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

The Funds are classified as “non-diversified” for purposes of the 1940 Act, which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. Because of this, the gains and losses on a single issuer may have a greater impact on a Fund’s net asset value.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, which includes capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation and income
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Short Maturity	Safety of principal and a moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2009, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, hereinafter referred to as Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below). Investments in investment companies are valued at their net asset values (“NAV”).

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Funds follow Financial Accounting Standards Board Statement (“FASB”) of Accounting Standards Codification ASC 820, “Fair Value Measurements” (“ASC 820”), effective April 1, 2008. ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. In accordance with ASC 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds’ estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

In April 2009, FASB issued Accounting Standards Codification ASC 820-10, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10”). ASC 820-10 provides additional guidance for estimating fair value in accordance with ASC 820, when the volume and level of activity for the asset or liability have significantly decreased, as well as guidance on identifying circumstances that indicate a transaction is not orderly. ASC 820-10 is effective for fiscal years and interim periods ending after June 15, 2009.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

At September 30, 2009, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, and Small/Mid Cap Value each held long-term investments classified as Level 1, with corresponding major categories as shown in the schedule of investments, and a short-term investment position in Euro Time Deposits as shown in the schedule of investments, which is classified as Level 2.

The following is a summary of the inputs used as of September 30, 2009 in valuing the assets and liabilities of Non-US Core Equity, Core Opportunistic, and Short Maturity for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Australia	$31,996,359	$—	$—	$31,996,359
Austria	4,034,003	—	—	4,034,003
Belgium	8,576,218	—	—	8,576,218
Bermuda	1,035,448	—	—	1,035,448
Brazil	8,636,952	—	—	8,636,952
Canada	22,760,968	—	—	22,760,968
Cayman Islands	4,437,219	—	—	4,437,219
China	2,904,888	—	—	2,904,888
Denmark	4,492,426	—	—	4,492,426
Egypt	3,963,636	—	—	3,963,636
Finland	15,274,669	—	—	15,274,669
France	74,722,891	—	—	74,722,891
Germany	60,149,796	—	—	60,149,796
Greece	9,887,732	—	—	9,887,732
Hong Kong	10,440,490	—	—	10,440,490
India	4,522,974	—	—	4,522,974
Indonesia	2,071,503	—	—	2,071,503
Ireland	3,247,022	—	—	3,247,022
Israel	6,689,593	—	—	6,689,593
Italy	29,861,181	—	—	29,861,181
Japan	138,537,294	—	—	138,537,294
Luxembourg	9,041,181	—	—	9,041,181
Malaysia	369,814	—	—	369,814
Mexico	6,220,781	—	—	6,220,781
Netherlands	16,472,871	—	—	16,472,871
New Zealand	1,271,938	—	—	1,271,938
Norway	5,750,770	—	—	5,750,770
Pakistan	325,227	—	—	325,227
Papua New Guinea	377,595	—	—	377,595
Philippines	1,103,558	—	—	1,103,558
Portugal	5,676,333	—	—	5,676,333
Russia	6,380,073	—	—	6,380,073
Singapore	10,617,544	—	—	10,617,544
South Africa	7,803,158	—	—	7,803,158
South Korea	10,452,687	—	—	10,452,687

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Spain	24,753,036	—	—	24,753,036
Sweden	20,179,531	—	—	20,179,531
Switzerland	39,725,617	—	—	39,725,617
Taiwan	3,256,159	—	—	3,256,159
Thailand	1,046,648	—	—	1,046,648
Turkey	3,993,912	—	—	3,993,912
United Kingdom	145,208,737	—	—	145,208,737
United States	883,623	—	—	883,623

Total Common Stocks	769,154,055	—	—	769,154,055

Preferred Stocks
Brazil	1,805,493	—	—	1,805,493
South Korea	878,676	—	—	878,676

Total Preferred Stocks	2,684,169	—	—	2,684,169

Rights
Belgium	0	—	—	0
France	341,306	—	—	341,306
Sweden	92,048	—	—	92,048

Total Rights	433,354	—	—	433,354

Warrants
Netherland Antilles	2,522,345	—	—	2,522,345

Total Warrants	2,522,345	—	—	2,522,345

Short-Term Investments
Bank Deposits	—	10,511,174	—	10,511,174

Total Short-Term Investments	—	10,511,174	—	10,511,174

Forward Currency Contracts
Buys	—	5,694,551	—	5,694,551
Sales	—	206,783	—	206,783
Futures Contracts
Buys	—	115,337	—	115,337

Total	$774,793,923	$16,527,845	$—	$791,321,768

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

LIABILITIES VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Forward Currency Contracts
Buys	$—	$(28,734)	$—	$(28,734)
Sales	—	(3,859,601)	—	(3,859,601)
Futures Contracts
Buys	—	(41,725)	—	(41,725)
Sales	—	(18,952)	—	(18,952)

Total	$—	$(3,949,012)	$—	$(3,949,012)

Core Opportunistic

ASSETS VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$19,633,790	$—	$19,633,790
Convertible Debt	—	202,125	—	202,125
Corporate Debt	—	165,760,928	—	165,760,928
Mortgage Backed Securities	1,151,047	242,510,406	—	243,661,453
Municipal Obligations	—	5,179,626	—	5,179,626
Sovereign Debt Obligations	—	1,208,605	—	1,208,605
U.S. Government and Agency Obligations	—	80,287,914	—	80,287,914

Total Debt Obligations	1,151,047	514,783,394	—	515,934,441

Preferred Stocks
Banks	535,800	—	—	535,800
Diversified Financial Services	—	258,809	—	258,809
Sovereign	90,260	2,100	—	92,360

Total Preferred Stocks	626,060	260,909	—	886,969

Put Options Purchased
Purchased Options	—	38,547	—	38,547

Total Put Options Purchased	—	38,547	—	38,547

Call Options Purchased
Purchased Options	—	10,000	—	10,000

Total Call Options Purchased	—	10,000	—	10,000

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Short-Term Investments
U.S. Government and Agency Obligations	—	22,854,530	—	22,854,530
Repurchase Agreement	—	500,000	—	500,000
Bank Deposits	—	11,023,700	—	11,023,700

Total Short-Term Investments	—	34,378,230	—	34,378,230

Forward Currency Contracts
Sales	—	97,183	—	97,183
Futures Contracts
Buys	—	1,329,817	—	1,329,817

Total	$1,777,107	$550,898,080	$—	$552,675,187

LIABILITIES VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
TBA Sale Commitments
TBA Sale Commitments	$—	$(45,161,123)	$—	$(45,161,123)

Total TBA Sale Commitments	—	(45,161,123)	—	(45,161,123)

Forward Currency Contracts
Sales	—	(80,348)	—	(80,348)
Futures Contracts
Sales	—	(312,810)	—	(312,810)
Written Options	—	(89,685)	—	(89,685)

Total	$—	$(45,643,966)	$—	$(45,643,966)

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

Short Maturity

ASSETS VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$2,954,679	$—	$2,954,679
Convertible Debt	—	262,332	—	262,332
Corporate Debt	—	5,529,747	—	5,529,747
Mortgage Backed Securities	—	7,223,234	—	7,223,234
Municipal Obligations	—	164,774	—	164,774
U.S. Government and Agency Obligations	—	4,443,566	—	4,443,566

Total Debt Obligations	—	20,578,332	—	20,578,332

Short-Term Investments
Bank Deposits	—	107,289	—	107,289

Total Short-Term Investments	—	107,289	—	107,289

Total	$—	$20,685,621	$—	$20,685,621

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB Accounting Standards Codification ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective April 1, 2009. ASC 815 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

At September 30, 2009 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Non-US Core Equity

ASSET DERIVATIVES

	Foreign
	Exchange	Equity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Rights(1)	$—	$433,354	$—	$433,354
Warrants(1)	—	741,167	—	741,167
Futures Contracts(2)	—	—	115,337	115,337
Forward Contracts(1)	5,901,334	—	—	5,901,334

Total Value	$5,901,334	$1,174,521	$115,337	$7,191,192

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

LIABILITY DERIVATIVES

	Foreign
	Exchange	Equity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts(2)	$—	$—	$(60,675)	$(60,675)
Forward Contracts(3)	(3,888,335)	—	—	(3,888,335)

Total Value	$(3,888,335)	$—	$(60,675)	$(3,949,010)

REALIZED GAIN (LOSS)(4)

	Foreign
	Exchange	Equity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Rights	$—	$(572,718)	$—	$(572,718)
Warrants	—	493,875	—	493,875
Futures Contracts	—	—	1,823,707	1,823,707
Forward Contracts	(1,146,762)	—	—	(1,146,762)

Total Realized Gain (Loss)	$(1,146,762)	$(78,843)	$1,823,707	$598,102

CHANGE IN APPRECIATION (DEPRECIATION)(5)

	Foreign
	Exchange	Equity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Rights	$—	$0	$—	$0
Warrants	—	615,167	—	615,167
Futures Contracts	—	—	(455,302)	(455,302)
Forward Contracts	2,603,251	—	—	2,603,251

Total Change in Appreciation (Depreciation)	$2,603,251	$615,167	$(455,302)	$2,763,116

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign
	Exchange	Equity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Rights	—	336,321	—	336,321
Warrants	—	289,989	—	289,989
Futures Contracts	—	—	196	196

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

Core Opportunistic

ASSET DERIVATIVES

		Foreign
	Interest Rate	Exchange	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Options Purchased(1)	$—	$—	$48,547	$48,547
Futures Contracts(2)	1,329,817	—	—	1,329,817
Forward Contracts(1)	—	97,183	—	97,183

Total Value	$1,329,817	$97,183	$48,547	$1,475,547

LIABILITY DERIVATIVES

		Foreign
	Interest Rate	Exchange	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Options Written(3)	$—	$—	$(89,685)	$(89,685)
Futures Contracts(2)	(312,810)	—	—	(312,810)
Forward Contracts(3)	—	(80,348)	—	(80,348)

Total Value	$(312,810)	$(80,348)	$(89,685)	$(482,843)

REALIZED GAIN (LOSS)(4)

		Foreign
	Interest Rate	Exchange	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Options Purchased	$—	$—	$(7,231)	$(7,231)
Options Written	—	—	491,872	491,872
Futures Contracts	(815,010)	—	—	(815,010)
Forward Contracts	—	(353,704)	—	(353,704)

Total Realized Gain (Loss)	$(815,010)	$(353,704)	$484,641	$(684,073)

CHANGE IN APPRECIATION (DEPRECIATION)(5)

		Foreign
	Interest Rate	Exchange	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Options Purchased	$—	$—	$(26,890)	$(26,890)
Options Written	—	—	(69,149)	(69,149)
Futures Contracts	(558,866)	—	—	(558,866)
Forward Contracts	—	112,050	—	112,050

Total Change in Appreciation (Depreciation)	$(558,866)	$112,050	$(96,039)	$(542,855)

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

		Foreign
	Interest Rate	Exchange	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Options Purchased	—	—	124,500	124,500
Options Written	—	—	(356,000)	(356,000)
Futures Contracts	1,043	—	—	1,043

(1)	Statement of Assets and Liabilities location: Investments at value and Receivables for open forward currency contracts.
(2)	Cumulative appreciation (depreciation) on futures contracts is reported within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any is reported within the Statements of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Payable for open forward currency contracts and Written options, at value.
(4)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Investments, Written option contracts Closed futures contracts or Forward contracts and foreign currency related transactions.
(5)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments, Open futures contracts, Written option contracts or Forward contracts and foreign currency related transactions.
(6)	Amounts disclosed equal amounts outstanding at September 30, 2009.

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Security lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended their participation in the securities lending program managed by State Street Bank and Trust Company (the “State Street Program”) due to the economic environment and credit market conditions. As of September 30, 2009, no Fund had any portfolio securities on loan. The Advisor will determine if or when it becomes appropriate for the Funds to resume their participation in the State Street Program.

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of September 30, 2009.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements, which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund or its Subadvisor will earmark or direct State Street Bank and Trust Company, the Funds’ custodian (the “Custodian”), to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets on the Fund’s or the Custodian’s records in an amount equal to the obligations under the transaction. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts, dollar rolls or other derivative transactions, a Fund or it Subadvisor will earmark or cause the Custodian to designate on the Fund’s records or the Custodian’s records cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations. At September 30, 2009, the Funds did not have any open reverse repurchase agreements.

(g) Swaps

Swaps are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Advisor or a Subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index, in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of the swap counterparty in order to minimize the risk of the swap.

A Fund will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements. At September 30, 2009, the Funds had no open swap contracts.

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency called for by the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open futures contracts as of September 30, 2009.

(i) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of September 30, 2009.

Transactions in written option contracts for Core Opportunistic for the period ended September 30, 2009, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2009	211	$170,377
Options written	958	623,106
Options terminated in closing purchase transactions	(382)	(276,869)
Options expired	(620)	(409,252)

Options outstanding at September 30, 2009	167	$107,362

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2009.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

(l) Short sales

A Fund may from time to time sell securities short. In the event that a Subadvisor anticipates that the price of a security will decline, the Fund may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. At September 30, 2009, none of the Funds held securities sold short.

(m) When-issued/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of September 30, 2009.

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational or that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of the Fund’s own operation. At September 30, 2009, none of the Funds held exchange-traded index securities.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. See each Fund’s Schedule of Investments for open REIT securities held as of September 30, 2009. Short Maturity did not hold any REITs as of September 30, 2009.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for open indexed securities held as of September 30, 2009.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each Fund. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund, based on the relative net assets of each class.

(s) Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short term trading fee.

(t) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types on real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

the Schedule of Investments for open mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of September 30, 2009.

(u) Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Assets up to	Assets in excess of
	$750 million	$750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Non-US Core	0.75%	0.73%
Core Opportunistic	0.35%	0.33%
Short Maturity	0.25%	0.23%

The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% if each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses. For the year ended September 30, 2009, the fees were reimbursed to the extent that each Fund’s class expenses would exceed the net expense rates as set forth below of average daily net assets of the Fund class. Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.42%	1.37%	1.07%	0.92%
Small/Mid Cap Value	1.42%	1.37%	1.07%	0.92%
Non-US Core	1.32%	1.27%	0.97%	0.82%
Core Opportunistic	0.87%	0.82%	0.52%	0.37%
Short Maturity	0.82%	0.77%	0.47%	0.32%

As of September 30, 2009 only Class Y-3 had commenced operations.

4.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short term investments, for the year ended September 30, 2009, were as follows:

	Long-Term	Other Long-Term
	U.S. Government Securities	Securities
Purchases
Large Cap Growth	$—	$184,920,023
Large Cap Value	—	260,180,503
Small/Mid Cap Growth	—	72,616,054
Small/Mid Cap Value	—	94,612,905
Non-US Core	—	230,725,397
Core Opportunistic	505,908,220	56,768,458
Short Maturity	40,778,789	8,516,967
Sales
Large Cap Growth	—	190,242,975
Large Cap Value	—	246,318,538
Small/Mid Cap Growth	—	76,697,380
Small/Mid Cap Value	—	86,388,836
Non-US Core	—	164,465,562
Core Opportunistic	395,319,393	92,347,049
Short Maturity	43,254,171	5,691,306

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

5.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	4,845,152	$37,092,421	12,929,894	$101,049,817
Shares issued to shareholders in reinvestment of distributions	—	—	144,499	1,012,935
Shares repurchased	(5,669,905)	(43,449,744)	(9,948,372)	(77,263,194)

Net increase (decrease)	(824,753)	$(6,357,323)	3,126,021	$24,799,558

Large Cap Value

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	7,949,795	$45,417,160	17,235,394	$116,687,421
Shares issued to shareholders in reinvestment of distributions	—	—	1,407,588	8,403,300
Shares repurchased	(6,160,471)	(35,921,773)	(9,439,692)	(53,542,203)

Net increase (decrease)	1,789,324	$9,495,387	9,203,290	$71,548,518

Small/Mid Cap Growth

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	4,039,652	$33,039,462	6,652,983	$45,998,609
Shares issued to shareholders in reinvestment of distributions	—	—	207,139	1,288,403
Shares repurchased	(2,095,186)	(15,214,754)	(1,760,449)	(16,860,517)

Net increase (decrease)	1,944,466	$17,824,708	5,099,673	$30,426,495

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

Small/Mid Cap Value

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,024,475	$35,567,849	7,930,344	$51,398,900
Shares issued to shareholders in reinvestment of distributions	—	—	260,319	1,502,044
Shares repurchased	(2,286,390)	(14,673,573)	(811,033)	(6,192,102)

Net increase (decrease)	2,738,085	$20,894,276	7,379,630	$46,708,842

Non-US Core Equity

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	24,111,533	$207,457,559	28,277,690	$236,217,655
Shares issued to shareholders in reinvestment of distributions	—	—	1,910,383	13,926,691
Shares repurchased	(5,963,377)	(48,418,064)	(1,982,769)	(24,124,707)

Net increase (decrease)	18,148,156	$159,039,495	28,205,304	$226,019,639

Core Opportunistic

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	26,243,485	$245,459,298	12,640,720	$121,830,839
Shares issued to shareholders in reinvestment of distributions	—	—	3,979,781	35,101,673
Shares repurchased	(15,054,526)	(140,302,443)	(24,296,926)	(234,978,274)

Net increase (decrease)	11,188,959	$105,156,855	(7,676,425)	$(78,045,762)

Short Maturity

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	304,815	2,590,930
Shares repurchased	—	—	(4,310,832)	(39,401,921)

Net increase (decrease)	—	$—	(4,006,017)	$(36,810,991)

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

6.	Federal Income Taxes

As of September 30, 2009, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Growth	$330,651,911	$20,964,826	$(81,845,660)	$(60,880,834)
Large Cap Value	326,721,172	17,040,764	(89,817,133)	(72,776,369)
Small/Mid Cap Growth	158,480,228	11,937,111	(44,294,016)	(32,356,905)
Small/Mid Cap Value	161,347,194	14,025,284	(49,033,070)	(35,007,786)
Non-US Core	735,553,332	54,589,719	(206,068,628)	(151,478,909)
Core Opportunistic	557,580,727	11,209,763	(31,832,472)	(20,622,709)
Short Maturity	21,554,653	234,815	(560,650)	(325,835)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, REIT and other basis adjustments.

7.	Subsequent Event

In accordance with the provisions set forth in FASB Accounting Standards Codification ASC 855, “Subsequent Events”, followed by the Funds as of September 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through December 8, 2009. Management has determined that there are no material events that would require disclosure in the Funds’ financial statement through this date.

8.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mgifunds.us/proxy.

9.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10.	Board Approvals of Subadvisory Agreements during the period April 1, 2009 through September 30, 2009

February 26, 2009 Board Meeting

MGI US Large Cap Value Equity Fund — Approval of New Subadvisory Agreement

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of MGI Fundstm (the “Trust”) held on February 26, 2009 (the “February Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Global Investments, Inc. (the “Advisor” or “MGI”) (together, the “Independent Trustees”), considered and approved the proposed subadvisory agreement (the “Proposed Robeco Subadvisory Agreement”)

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

between the Advisor and Robeco Investment Management, Inc. (“Robeco”) with respect to the MGI US Large Cap Value Equity Fund (the “Large Cap Value Fund”). In considering the approval of the Proposed Robeco Subadvisory Agreement, the Board was able to draw on its knowledge of the Trust, the Large Cap Value Fund, and the Trust’s other series, as well as the Advisor and Robeco.

At the February Meeting, the Advisor recommended the approval of Robeco to serve as a subadvisor to the Fund. The Advisor’s recommendation of Robeco was based upon, among other factors: (i) the Advisor’s high degree of conviction in Robeco’s team of investment professionals; (ii) the Advisor’s expectation that the addition of Robeco would increase the consistency of the Fund’s excess return, while providing lower volatility; and (iii) the Advisor’s opinion that the relatively low correlation with the Fund’s two other subadvisors, Eaton Vance, and Numeric, would allow Robeco to effectively complement those subadvisors within the Fund.

At the Meeting, the Board, including a majority of the Independent Trustees, considered and approved the Robeco Subadvisory Agreement. In determining whether to approve the Robeco Subadvisory Agreement, the Board considered the information received in advance of the Meeting, which included: (i) a copy of a form of the Robeco Subadvisory Agreement; (ii) information regarding the process by which the Advisor selected Robeco and recommended Robeco for Board approval, and the Advisor’s rationale for recommending Robeco; (iii) information regarding the nature, quality, and extent of the services that Robeco would provide to the Fund; (iv) information regarding Robeco’s reputation, prior investment experience, investment management business, portfolio management personnel, and operations; (v) information regarding Robeco’s brokerage and trading policies and practices; (vi) information regarding the level of subadvisory fees to be charged by Robeco, and a comparison of those fees to the fees Robeco charged the comparable accounts it managed, including a registered investment company Robeco subadvised and other pooled investment vehicles; (vii) information regarding Robeco’s compliance program; (viii) information regarding Robeco’s historical performance returns managing investment mandates similar to the Fund’s investment mandate, and such performance compared to a relevant index; and (ix) information regarding Robeco’s financial condition. The Board also considered the substance of discussions with representatives of the Advisor and Robeco at the Meeting.

When considering the approval of the Robeco Subadvisory Agreement, the Board reviewed and analyzed the factors that the Board deemed relevant with respect to Robeco, including: the nature, quality, and extent of the services to be provided to the Fund by Robeco; Robeco’s management style; Robeco’s historical performance record managing pooled investment products similar to the Fund; the qualifications and experience of the portfolio manager and investment management personnel who will be responsible for the day-to-day management of Robeco’s allocated portion of the Fund’s investment portfolio; and Robeco’s staffing levels and overall resources. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

In examining the nature, quality, and extent of the services to be provided by Robeco to the Fund, the Board considered: the specific investment management process to be employed by Robeco in managing the assets of the Fund to be allocated to Robeco; the qualifications of Robeco’s investment professionals with regard to implementing investment mandates similar to the Fund’s investment mandate; Robeco’s overall favorable performance record as compared to a relevant benchmark; Robeco’s infrastructure and whether it appeared to adequately support Robeco’s investment strategy; and the Advisor’s review and selection process and the Advisor’s favorable assessment as to the nature, quality, and extent of the subadvisory services expected to be provided by Robeco. The Board concluded that the Fund and its shareholders would benefit from the quality and experience of Robeco’s portfolio manager and other investment professionals. Based on the Board’s consideration and review of the foregoing information, the Board concluded that the nature, quality, and extent of the subadvisory services anticipated to be provided by Robeco, as well as Robeco’s ability to render such services based on its experience, operations, and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and supported a decision to approve the Robeco Subadvisory Agreement.

Because Robeco was a newly appointed subadvisor to the Fund, the Board, at the Meeting, could not consider Robeco’s investment performance in managing the Fund as a factor in evaluating the Robeco Subadvisory

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

Agreement. However, the Board did review Robeco’s historical performance record in managing other accounts (including another registered investment company for which Robeco serves as a subadvisor) that were comparable to the Fund. The Board compared this historical performance to a relevant benchmark and considered that Robeco’s historical performance compared favorably to such benchmark. On this basis, the Board concluded that Robeco’s historical performance record, when viewed together with the other factors considered by the Board, supported a decision to approve the Robeco Subadvisory Agreement.

The Board carefully considered the proposed fees payable under the Robeco Subadvisory Agreement. In this regard, the Board evaluated the compensation to be paid to Robeco by the Advisor. The Board also considered comparisons of the fees that will be paid to Robeco with the fees Robeco charges to its other clients, noting that the fee rate that the Advisor had negotiated with Robeco appeared to compare favorably with the fee rates that Robeco has implemented with other similar clients that utilize Robeco’s large cap value strategy (the same strategy that Robeco will use in managing its allocated portion of the Fund’s investment portfolio).

The Board also considered whether the fee schedule of Robeco included breakpoints that would reduce Robeco’s fees as the assets of the Fund allocated to Robeco increased. The Board noted that while Robeco’s proposed subadvisory fee schedule did include breakpoints, such breakpoints were not a primary factor in the Board’s analysis because the fees to be paid to Robeco would be paid by the Advisor, rather than directly by the Fund. The Board recalled the data presented by MGI, as required by the Exemptive Order, that illustrated that the hiring of Robeco would have a slightly positive impact on the Advisor’s profitability in managing the Fund. The Board was not provided with, and did not review, information regarding the estimated profits that may be realized by Robeco in managing its allocated portion of the Fund’s assets. Since the fees to be paid to Robeco were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, Robeco’s potential profitability was not considered relevant to the Independent Trustees’ deliberations. After evaluating the proposed fees, the Board concluded that the fees that would be paid to Robeco by MGI with respect to the assets to be allocated to Robeco appeared to be within a reasonable range in light of the nature, quality, and extent of the services to be provided.

The Board reviewed a copy of the Robeco Subadvisory Agreement. The Board considered that the Robeco Subadvisory Agreement provided for the same range of services as the subadvisory agreements that were in place with the Fund’s other subadvisors, Eaton Vance and Numeric.

The Board also considered whether there were any ancillary benefits that may accrue to Robeco as a result of Robeco’s relationship with the Fund. The Board noted that Robeco may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that Robeco was required to select brokers who met the Fund’s requirements for seeking best execution, and that MGI will closely monitor and evaluate Robeco’s trade execution with respect to Fund brokerage transactions on a quarterly basis and provide reports to the Board on these matters (as MGI did for all of the Trust’s subadvisors). The Board concluded that the potential benefits that were expected to accrue to Robeco by virtue of its relationship with the Fund were reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with and discussed a description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and subadvisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the initial approval of the Robeco Subadvisory Agreement was in the best interests of the Fund and its shareholders, and approved the Robeco Subadvisory Agreement.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

June 8-9, 2009 Board Meeting

MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At the Meeting, the Board, including the Independent Trustees, considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the following Series of the Trust (for purposes of this discussion, each a “Fund,” and together, the “Funds”): (i) MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”).

In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials from the Advisor and from counsel that were prepared for the Meeting, including: (i) the Investment Management Agreement, with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds, the fees that the Advisor charged to the Funds for these services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors, as contained in a report requested by the Board and prepared by Lipper Inc. (the “Lipper Report”), an independent, nationally recognized provider of investment company data, containing, among other things, information on the investment performance (over both a one-year period and since inception time frame) and the fees and expenses of each Fund, as compared to a comparable group of funds (each a “peer group”); (iii) information regarding the Advisor’s business and operations, financial position, portfolio management team, and compliance program; (iv) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified in the Lipper Report; (v) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Lipper Report; (vi) information regarding the Advisor’s profitability in managing each Fund and the Fee Waiver/Expense Limitation Agreement, pursuant to which the Advisor has agreed to subsidize the Funds’ expenses at specific levels, through March 31, 2010, and the losses that the Advisor had sustained to date in managing the Funds; and (vii) information regarding the benefits that the Advisor received (or may receive in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the Meeting and throughout the course of the year at regularly scheduled Board meetings.

In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the services that were provided by the Advisor. The Independent Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor’s personnel performed their duties.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

In this regard, the Independent Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the selection of the subadvisor(s) for each Fund; the allocation of each Fund’s assets among multiple subadvisors (including overseeing the process of transitioning assets among subadvisors); the fee negotiation process, whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each subadvisor’s investment performance and processes; the oversight of each subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; the review of portfolio security brokerage and trading practices; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they related to the Funds.

The Independent Trustees discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new subadvisor, to replace a current subadvisor, to reallocate Fund assets among current subadvisors, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Independent Trustees reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in managing the MGI Collective Trust, another pooled investment vehicle.

The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Independent Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained, and to enhance the distribution of the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources.

(b) The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The Independent Trustees compared each Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified in the Lipper Report), and noted the Funds’ rankings. The Independent Trustees observed that the Advisor previously had not managed other registered investment companies, and therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities.

The Independent Trustees discussed the costs of organizing and operating the Funds, and the significant economic impact that these activities had exerted on the profitability of the Advisor in the past, as well as the effect it would have on the Advisor in connection with its continuing to serve as the investment advisor to each Fund. The Independent Trustees also discussed the Advisor’s ongoing costs in operating the Funds and the costs of compensating the subadvisors. The Independent Trustees noted the Advisor’s continuing commitment to limit each Fund’s expenses through the Fee Waiver/Expense Limitation Agreement with the Trust. In addition, the Independent Trustees discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds. The Independent Trustees recalled their discussions, both at the Meeting and at prior Board meetings, regarding the Advisor’s subsidizing the Funds in their initial stages, and the significant losses that the Advisor had sustained, as well as the reiteration of the resolution of both the Advisor and its affiliate, Mercer Investment Consulting, Inc., to continue to waive the Advisor’s fees and to reimburse Fund expenses, until such

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

time as the Funds reach profitable asset levels. After comparing each Fund’s fees with the fees of other funds in the Fund’s respective peer group, and in light of the nature, extent, and quality of services that were provided by the Advisor and the costs that were incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees that were paid to the Advisor with respect to each Fund was fair and reasonable.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund. The Independent Trustees recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain subadvisors, and in the case of other registered investment companies, by their investment managers.

The Independent Trustees noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Independent Trustees also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-l, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Independent Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that the benefits that accrued to the Advisor and its affiliates by virtue of their relationships to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

(c) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees next discussed potential economies of scale. Given that the Funds (other than Non-US Core Equity) had been in existence and operating for four years, and in light of the market dislocations of the prior eighteen months, the Independent Trustees noted that the Funds could be considered to still be in a growth phase, and the Independent Trustees recognized the uncertainty in launching a new investment product and estimating future asset levels. The Independent Trustees discussed that the advisory fee schedule for each Fund, other than for Small/Mid Cap Growth and Small/Mid Cap Value, included a breakpoint at $750 million, which would reduce the investment advisory fee for a Fund and allow the shareholders of the Fund to participate in economies of scale available when the Fund surpassed the threshold level.

(d) The investment performance of the Funds and the Advisor. The Independent Trustees considered the overall investment performance of the Funds, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure required. The Independent Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Advisor continued to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Lipper Report prepared specifically for the Meeting. In reviewing the performance of the Funds, the Independent Trustees considered that the performance of Large Cap Growth Fund, the Small Cap Growth Fund, and the Core Fixed Income Fund, fell within the second or third quintiles of their respective performance universes for performance since inception and had exhibited tangible upward improvement since 2008. The Independent Trustees noted that the Advisor’s prior explanations regarding the

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

performance of the current subadvisors, and the steps taken by the Advisor to address the underperformance (i.e., adding additional subadvisors), as discussed at prior meetings.

In the case of Non-US Core Equity, the Independent Trustees took note of the investment strategy change implemented by the Advisor to address the underperformance, as discussed at prior meetings.

In the case of the Large Cap Value Fund, the Independent Trustees noted that the Fund’s performance for each period placed it in the fifth quintile of its peer group. The Independent Trustees observed that the Advisor had initially reduced the portfolio allocation to Pzena over concerns regarding Pzena’s exposure to financial sector stocks. When these measures did not improve performance, the Advisor terminated Pzena. Additionally, the Advisor recently had added Robeco as a third Subadvisor.

In the case of the Small Cap Growth Fund, the Independent Trustees noted that the Fund’s improved performance. The Board noted additionally that Advisor had terminated Mazama for underperformance, and hired GSAM, which had reported superior performance to date.

In the case of the Small Cap Value Fund, the Independent Trustees recalled that the Advisor had terminated Wells, and hired two new Subadvisors, Systematic and River Road.

In the case of the Core Fixed Income Fund, the Board recalled the addition of PIMCO, which had reported superior performance, and the ongoing close monitoring of WAMCO and BlackRock.

Finally, in the case of the Short Maturity Fund, the Independent Trustees noted that the Advisor had closely monitored Aberdeen, and was considering the possible addition of a second Subadvisor.

On this basis, the Independent Trustees concluded that the Advisor’s performance in managing each Fund indicated that the Advisor’s continued management will benefit the Fund and its shareholders.

Conclusion. No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. The Independent Trustees also found the Advisor’s investment management fees to be reasonable in comparison to the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups in the Lipper Report. As a result, the Independent Trustees unanimously approved the Investment Management Agreement and recommended the Agreement’s approval to the Board as being in the best interests of the Funds and their shareholders.

MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the Meeting, the Board, including the Independent Trustees, considered and approved the continuation of the subadvisory agreements (together, the “Subadvisory Agreements”) entered into by the Advisor and the following subadvisors for the Funds: INTECH Investment Management, LLC, Winslow Capital Management, Inc., and Sands Capital Management, LLC (in the case of Large Cap Growth); Eaton Vance Management, LLC and Numeric Investors LLC (in the case of Large Cap Value); Westfield Capital Management Company, LLC and Tygh Capital Management, Inc. (in the case of Small/Mid Cap Growth); AQR Capital Management, LLC, and

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

NWQ Investment Management Company, LLC (in the case of Small/Mid Cap Value); AllianceBernstein L.P., Lazard Asset Management LLC, and Grantham, Mayo, Van Otterloo & Co., LLC (in the case of Non-US Core Equity); BlackRock Financial Management, Inc., Western Asset Management Company, and Mackay Shields LLC (in the case of Core Opportunistic); and Aberdeen Asset Management, Inc. (in the case of Short Maturity) (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio (or in the case of Aberdeen Asset Management, Inc., in managing Short Maturity); and (vii) the Subadvisor’s historical performance returns managing a similar investment mandate, and such performance compared to a relevant index. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at prior Board meetings. The Independent Trustees also evaluated answers and responses to applicable information requests contained in a letter from counsel dated April 22, 2009 (the “15(c) Information Request Letter”), which identified the information that the Independent Trustees requested the Advisor compile and provide to the Board prior to the Meeting, in order to assist the Independent Trustees in making informed determinations regarding the Funds’ contract renewals. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by counsel.

In particular, and as to each Fund and to each Subadvisor, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services that were provided by the Subadvisors. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Independent Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected be replaced (or their original allocated portion of the Fund be reduced), and negotiating fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. The Independent Trustees discussed the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously), the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Independent Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of the Fund’s Subadvisors. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on its experience, operations, and resources, were appropriate, and had benefited and will continue to benefit, the applicable Fund and its shareholders.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2009 (Unaudited)

(b) The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor’s relationship with the Funds. The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a subadvisor to the respective Fund. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Fund were fair and reasonable, in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor’s profitability. The Independent Trustees reviewed Subadvisor profitability information, to the extent it was provided by the Subadvisors in their responses to the queries in the l5(c) Information Request Letter, but since the fees paid by the Advisor to each Subadvisor were the result of arms-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor’s profitability was not considered necessary. The Independent Trustees took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement. The Independent Trustees noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Fund or its shareholders. The Independent Trustees also considered the information supplied by each Subadvisor, in its response to the queries in the l5(c) Information Request Letter, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the assets that were allocated to the Subadvisor appeared to be within a reasonable range.

(c) Ancillary Benefits. The Independent Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Independent Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Independent Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable.

(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees next discussed economies of scale. The Independent Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that each Subadvisory Agreement, with the exception of the Subadvisory Agreement with NWQ for Small/Mid Cap Value, included breakpoints that would reduce the Subadvisor’s fees as assets in the applicable Fund increased, which could allow economies of scale to be shared with Fund shareholders.

(e) The investment performance of the Funds and the Subadvisors. The Independent Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion. No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor continued to be reasonable in relation to the services that were provided by the Subadvisors to the Funds. As a result, the Independent Trustees unanimously approved the Subadvisory Agreements and recommended to the Board the approval of each Subadvisory Agreement concluded that the approval of the Subadvisory Agreements as being in the best interests of the Funds and their shareholders.

MGI Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2009 through September 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.57%	1,000.00	1,308.00	1,154.00	3.30
Hypothetical	0.57%	1,000.00	1,022.21	1,011.11	2.89

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/365

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.55%	1,000.00	1,330.10	1,165.05	3.21
Hypothetical	0.55%	1,000.00	1,022.31	1,011.16	2.79

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	1,370.00	1,185.00	5.47
Hypothetical	0.92%	1,000.00	1,020.46	1,010.23	4.66

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365

MGI Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	1,429.70	1,214.85	5.60
Hypothetical	0.92%	1,000.00	1,020.46	1,010.23	4.66

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.82%	1,000.00	1,494.40	1,247.20	5.13
Hypothetical	0.82%	1,000.00	1,020.96	1,010.48	4.15

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 183/365

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.37%	1,000.00	1,117.80	1,058.90	1.96
Hypothetical	0.37%	1,000.00	1,023.21	1,011.61	1.88

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 183/365

Short Maturity — Class Y3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.32%	1,000.00	1,101.50	1,050.75	1.69
Hypothetical	0.32%	1,000.00	1,023.46	1,011.73	1.62

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/365

MGI Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

				Number of
		Term of		Portfolios
		Office(1) and		in Fund	Other
	Position(s)	Length of	Principal	Complex*	Directorships
Name, Address	Held with	Time	Occupation(s) During	Overseen	Held by
and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (66)	Chairman and Trustee	Chairman since 2009; Trustee Since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of BG Medicine, Inc.

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (51)	Trustee	Since 2005	Ms. Cepeda is Founder and President of A.C. Advisory, Inc. (a financial advisory firm) since 1995.	7	Ms. Cepeda is a director of The UBS Funds, UBS Relationship Funds, Fort Dearborn Income Securities, Inc., SMA Relationship Trust, Consulting Group Capital Markets Funds, and the Amalgamated Bank of Chicago.

Gail A. Schneider 99 High Street Boston, Massachusetts 02110 (60)	Trustee	Since 2009	Ms. Schneider is a self-employed consultant since 2007. From 2002 to 2007, Ms. Schneider was retired.	7	None

MGI Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustee:

Number of
		Term of		Portfolios
		Office(1) and		in Fund	Other
	Position(s)	Length of	Principal	Complex*	Directorships
Name, Address	Held with	Time	Occupation(s) During	Overseen	Held by
and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Phillip J. de Cristo** (48)	Trustee, President, and Chief Executive Officer	Since 2006	Mr. de Cristo is President, Investments at Mercer since 2008. Mr. de Cristo was president of Mercer Global Investments, Inc. from 2006 to 2008. Prior to 2006, Mr. de Cristo was a managing director for Fidelity Pension Management, a division of Fidelity Investments and part of the international arm of Fidelity Investments.	7	None

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has seven portfolios.

**	Mr. de Cristo is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

MGI Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Term of
Office† and
	Position(s)	Length of
	Held with	Time
Name and Age	the Trust	Served	Principal Occupation(s) During Past 5 Years
Denis Larose (48)	Vice President and Chief Investment Officer	Since 2007	Mr. Larose is Chief Investment Officer, Mercer Global Investments, Inc. since 2007. He is Chief Investment Officer, Mercer Global Investments Canada Limited since 2006. Mr. Larose was Chief Investment Officer of Colleges of Applied Arts & Technology Pension Plan from 2004-2006.
Kenneth Crotty (48)	Vice President	Since 2008	Mr. Crotty is the President and Head of the U.S. investment management business of Mercer Global Investments, Inc. since 2008 and the Global Chief Operating Officer of Mercer Global Investments, Inc. since 2006. He is also Global Chief Operating officer for Mercer Global Investments, Inc.’s combined investment consulting and management businesses since 2008. Mr. Crotty was a consultant for UPromise Investments from 2005 to 2006, and Chief Operating Officer — Institutional Business of Putnam Investments from 2001 to 2005.
Richard S. Joseph (44)	Vice President, Treasurer, and Principal Accounting Officer	Since 2005	Mr. Joseph is Chief Operating Officer, Mercer Global Investments, Inc. since 2005. Mr. Joseph was Chief Operating Officer of Pioneer Investments from March 2004 to June 2004, and Chief Operating Officer of AdvisorCentral LLC from 2001 to 2004.
Scott M. Zoltowski (40)	Vice President, Chief Legal Officer and Secretary	Since 2008	Mr. Zoltowski is Chief Counsel -Investments, for Mercer Global Investments, Inc. and Mercer Investment Consulting, Inc. Mr. Zoltowski was Senior Counsel and Vice President for State Street Global Advisors (2006-2008) and State Street Bank and Trust Company (2004-2006).
David M. Goldenberg (42)	Vice President and Assistant Secretary	Since 2005	Mr. Goldenberg is General Counsel of Mercer (US) Inc. since 2005. He was Chief Counsel of Mercer Global Investments, Inc. from August 2004 to December 2005; and a Director of Mercer Trust Company from December 2004 to September 2005. From 2005 to 2006, Mr. Goldenberg was Chief Compliance Officer of Mercer Global Investments, Inc.
Christopher Ray (46)	Vice President	Since 2006	Mr. Ray is a Vice President and Portfolio Manager of Mercer Global Investments, Inc. since 2005. From 1986 to 2005, Mr. Ray held several positions with Putnam Investments, including senior vice president, consultant relations manager, and fixed income portfolio manager.
Ian Dillon (42)	Vice President	Since 2008	Mr. Dillon is a Portfolio Manager and Principal of Mercer Global Investments Canada Limited since 2006. From 2004 to 2006, Mr. Dillon was Chief Investment Strategist of Altamira Financial Services, Ltd.
Martin J. Wolin (41)	Vice President and Chief Compliance Officer	Since 2006	Mr. Wolin is the Chief Compliance Officer for Mercer Global Investments, Inc. in North America and Mercer Investment Consulting since 2006. Prior to 2006, Mr. Wolin was Chief Compliance Officer of Pioneer Investments’ U.S. investment management and mutual funds business.

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of MGI Funds are distributed by MGI Funds Distributors, Inc.

Item 2.	Code of Ethics.
     Not applicable.

Item 3.	Audit Committee Financial Expert.
     Not applicable.

Item 4.	Principal Accountant Fees and Services.
     Not applicable.

Item 5.	Audit Committee of Listed Registrants.
     Not applicable.

Item 6.	Schedule of Investments.
     Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Companies.
     Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Not applicable.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MGI FUNDS

By (Signature and Title)	By: /s/ Phillip J. de Cristo

Phillip J. de Cristo
President and Chief Executive Officer
(Principal Executive Officer)

Date	12/4/09

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /s/ Phillip J. de Cristo

Phillip J. de Cristo
President and Chief Executive Officer
(Principal Executive Officer)

Date	12/4/09

By (Signature and Title)	By: /s/ Richard S. Joseph

Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer
(Principal Financial Officer)

Date	12/4/09